SEMI-ANNUAL REPORT    APRIL 30, 2004

i	Morningstar Ratings™

ii	Management Discussion and Analysis

1	Portfolio Highlights & Investments

31	Statements of Assets & Liabilities

35	Statements of Operations

39	Statements of Changes in Net Assets

47	Notes to Financial Statements

52	Financial Highlights

61	Trustees & Officers

Semi-Annual Report

April 30, 2004

	Overall	3 Year Rating	5 Year Rating	10 Year Rating	Morningstar Category	Number of Funds
Paydenfund						Overall/ 3 Year	5 Year	10 Year
Core Bond		5	4	4	Intermediate-term bond	678	527	241

GNMA		4			Intermediate government	303

High Income		3	4		High yield bond	349	274

Opportunity Bond		5	3		Intermediate-term bond	678	527

Short Bond		4	4	4	Short-term bond	206	166	90

U.S. Government		4	4		Short government	139	126

U.S. Growth Leaders		4			Large growth	984

An overall rating is based on a weighted average of the fund’s ratings for the three-, five-, and ten-year periods, if applicable.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a funds monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars and the next 22.5% receive four stars. Highly rated funds are defined as those that have a four or five star Morningstar rating. Data provided by Morningstar, Inc. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Morningstar is a registered trademark of Morningstar, Inc. and is not affiliated with Paydenfunds.

i

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                       Management Discussion and Analysis

FIXED-INCOME MARKETS

Short Duration Strategies

Over the course of 2003, the Federal Reserve Board proactively maintained stimulative monetary policies in an effort to encourage investment and promote sustained economic growth. Although the United States began showing signs of recovery, the Federal Reserve Board nevertheless remained cautious and vowed to keep rates low for a “considerable period” until job growth stabilized. At its late January 2004 meeting, however, the Federal Reserve Board took the first step in telegraphing to the market that its stimulative monetary policy would have to come to an end sometime. In its revised Policy Statement, the Federal Reserve Board removed the line stating that interest rates would be on hold “for a considerable time period” and replaced it with a stance in which the Federal Reserve Board could be “patient in terms of removing that accommodation.” In addition, signs of a strengthening U.S. economy, including a surprisingly strong March employment report and an increase in inflation measures, propelled investors to step up the timing of estimated future interest rate hikes by the Federal Reserve Board. Bond yields sold off with two-year Treasury rates increasing by 0.50% to 2.32% and five-year Treasury rates increasing by 0.38% to 3.62%. In a period characterized by rising interest rates and market volatility, U.S. short-duration fixed-income funds outperformed their respective benchmarks.

The Bunker Hill Money Market Fund returned 0.42% compared to the Lipper Money Market Average return of 0.18% for the six-month period ended April 30, 2004. While the Fund’s slightly longer average days to maturity detracted from performance as interest rates rose, it benefited from an overweight to U.S. government agency securities, which generated positive income.

The Payden Limited Maturity Fund, which had exposure to the underperforming two-year maturity area, advanced versus its benchmark due to contributions from higher yielding corporate and asset-backed securities. The Fund earned 0.55% compared to the Merrill Lynch 90-Day Treasury Bill Index return of 0.50% for the six-month period ended April 30, 2004.

Higher yielding BBB-rated corporate bonds and mortgage-backed holdings helped to mitigate the rate increase in the Payden Short Bond Fund. Short-maturity BBB-rated corporate bonds produced twice the return of higher rated corporate securities. Stronger corporate earnings translated into higher bond prices for BBB-rated corporate bonds. The Fund returned 0.67% versus its benchmark, the Merrill Lynch 1-3 Year Treasury Index return of 0.55% for the six-month period ended April 30, 2004.

In the Payden U.S. Government Fund, the rate increase was ameliorated by income generated by holdings of well-structured U.S. agency mortgages. Despite the increase in interest rates, these mortgages maintained a relatively stable average life and therefore were among the better performing mortgages in the mortgage universe. The Fund generated a return of 0.70% compared to a 0.55% return for its benchmark, the Merrill Lynch 1-5 Year Treasury Index for the six-month period ended April 30, 2004.

Intermediate Duration Strategies

The six-month period ended April 30, 2004 started uneventfully, with the yield on the 10-year U.S. Treasury staying between 4.15% and 4.45%. However, weaker-than-expected employment data in the first three months of 2004 brought the budding recovery into question and caused yields to drop to less than 3.70%. A surprisingly strong employment report of 308,000 new jobs on April 2, 2004 and an unexpected up-tick in the consumer price index sparked one of the worst bond market sell-offs in the last 20 years as inflation fears resurfaced quickly and the 10-year yield rose by approximately 80 basis points to end the period at 4.51%.

Payden & Rygel, the adviser to Paydenfunds, continues to believe in moderate growth where inflation remains under control. In such an environment, interest rates should remain relatively steady, and higher yielding securities will be important for generating portfolio returns.

The Payden Core Bond Fund returned 1.49% for the six-month period ended April 30, 2004 compared to the 1.25% return of the Lehman Aggregate Bond Index. Factors that contributed to performance include the fund manager’s duration decisions, sector allocation between mortgage-backed securities and U.S. Treasury bonds, and careful credit selection.

The Payden Opportunity Bond Fund returned 1.22% for the six-month period ended April 30, 2004 compared to the 1.25% return of the Lehman Aggregate Bond Index. Factors that helped performance for the period were allocations to high yield and fund strategists’ duration decisions. An increased allocation to the emerging-markets sector was a negative as that sector underperformed for the period.

The Payden GNMA Fund generated a return of 1.10 % for the six-month period ended April 30 2004 compared to the Merrill Lynch GNMA Master Index that returned 1.20%. The Fund is currently structured with a tilt to preservation of capital. Economic fundamentals (increase in gross domestic product, stronger labor markets, modest pick up in the rate of inflation) all point to an eventual tightening cycle by the Federal Reserve Board. The fund currently has no exposure to the lowest coupon mortgage pools, those under 5.00%, which have the greatest price volatility. The Fund is overweight mortgage pools with coupons of 6.00% and higher, as well as mortgage pools that are more seasoned. The seasoned mortgage pools often have shorter average lives as well as a more stable prepayment profile that mutes price declines in a rising interest rate environment. The mortgage market is currently fairly valued. Investors are attracted to the sector in search of yield; the current coupon is just under 5.75% and for the first time in many years the bulk of the market does not have a significant refinance risk.

February 27, 2004 marked the inception of the Payden Real Return Fund. For the two-month period ended April 30, 2004, the Fund returned –3.31%, which was slightly ahead of the Lehman U.S. TIPS Index return of –3.33%. Interest rates rose significantly in April, leading to negative absolute returns. However, TIPS outperformed similar-maturity U.S. Treasuries as inflation concerns began to emerge on the back of higher oil prices amidst a recovering economy.

Global Strategies

Over the course of 2003, central banks proactively maintained stimulative monetary policies in an effort to encourage investment and promote sustained economic growth. With the United States showing signs of recovery, the Federal Reserve Board nevertheless remained cautious and vowed to keep rates low for a “considerable period” until job growth stabilized. The euro currency was the focal point as it reached an all-time high against the U.S. dollar, and other foreign currencies also maintained their steady appreciation as global investors became less inclined to want to hold U.S. assets due to low absolute yields.

At its late January meeting, the Federal Reserve Board took the first step in telegraphing to the market that its stimulative monetary policy would have to come to an end sometime. In its revised Policy Statement, the Federal Reserve Board removed the line stating that interest rates would be on hold “for a considerable time period” and replaced it with a stance in which the Federal Reserve Board could be “patient in terms of removing that accommodation”.

Despite the fact that the markets were still were not forecasting rate hikes in the United States for 2004, other central banks were not as complacent. As expected, the Bank of England raised its overnight lending rate another 25 basis points to 4.00% in February, complementing its previous hike of last November. Both the Reserve Bank of Australia and the Bank of England had raised overnight rates in 2003 on the fear that rampant house-price appreciation and the failure to hike sooner versus later could lead to domestic bubbles and inflationary pressures.

On the other hand, the European Central Bank remained steadfast in its monetary policy and held overnight rates at 2.00%. A strong euro has helped cap domestic inflationary pressures as imported goods become cheaper for both production and consumption needs. However, the European Central Bank is on alert because in 2004, Germany and France are both expected to surpass the European Monetary Union’s deficit limit of three percent of gross domestic product for the third consecutive year. Even though Germany and France subsequently persuaded fellow European Union members to suspend the levying of fines, the dilution of adhering to European Monetary Union objectives has left the European Central Bank concerned about further deficit violations going forward.

Optimism surrounding future gross domestic product growth and a strong Nikkei helped drive Japanese Government Bond yields higher. With investors starting to believe that the turnaround is gaining momentum, higher business confidence and an improved outlook for corporate earnings have weakened the domestic demand for Japanese Government Bonds. Investors have grown increasingly comfortable shifting into riskier asset classes and, combined with large issuance looming on the horizon, Japanese Government Bonds could remain under pressure.

On the currency front, central banks, especially the Bank of Japan, had been trying to stem U.S. dollar depreciation through currency interventions throughout 2003 and early 2004, but had met with only limited success until mid-February of 2004. An overextended currency market finally reversed itself after failing to break through key technical highs and the U.S. dollar halted, at least temporarily, its weakening trend. However, with only the remote possibility of the U.S. “twin deficits” (budget and capital account) being reined in and stabilized in the near term, the U.S. dollar still remains vulnerable.

The Payden Global Fixed Income Fund returned 1.10% for the six-month period ended April 30, 2004 versus the Citigroup World Bond Index – Hedged, which returned 1.62% over the same period. The Fund maintained long- duration positions in the U.S. and European portions of the portfolio through mid-March, but moved to a neutral position after yields had retraced towards their recent lows. Fund strategists re-established the overweight after a backup in yields, but removed it and stayed neutral throughout April when bond-friendly sentiment quickly reversed with the release of the April U.S. employment figures. The Fund remains underweight Japanese bonds, as the nascent economic recovery continued to gain momentum and yields remained biased to the upside.

The Fund’s allocation to below-investment-grade sectors of U.S.-dollar- denominated credit and sovereign securities was maintained. After enjoying healthy returns in 2003 and remaining steady in 2004, emerging-market bond spreads widened in April on the back of investor concerns about rising U.S. interest rates and a heightened risk averse environment.

The Payden Global Short Bond Fund returned 1.23% during the six-month period ended April 30, 2004. Its benchmark, the Merrill Lynch 1-3 Year Treasury Index returned 0.55% for the same period. The use of U.S. investment-grade and high-yield corporate securities, as well as global emerging-market bonds, allowed the Fund to significantly outperform government-only indices. The Fund’s strategy remains focused on investing in a highly diversified mix of short-maturity credit securities across the rating spectrum in the United States, Europe and “transition countries” such as Chile and Malaysia. The 1.20% yield differential to two-year U.S. Treasury securities provides a cushion against short-term price volatility due to expectations of higher interest rates.

High-Yield Strategies

Building upon the strong fundamental momentum (good earnings and declining default levels) of 2003 the high-yield bond market finished the first quarter of 2004 in solid fashion. Most broad indices were up 2.00-2.50% during the first quarter, with the higher- quality BB-rated segment leading the market and the riskiest segment of the market, CCC-rated bonds, the laggards. The primary driver of the solid first-quarter performance was the continuing credit improvement in the high-yield market, as evidenced by the rapidly declining default rate. In addition to the rapid credit “cleansing” of the market, the bellwether high-yield companies (e.g., DirecTV, the GAP, Nextel Communications, etc.) continued to report good quarterly financial metrics. The high-yield market withstood relatively well the volatility in the capital markets, resulting from U.S. Treasury bond rates backing up from 3.70% to 4.50% during April 2004. While U.S. Treasury volatility impacted other fixed-income asset classes, the high-yield market was a “relative” safe haven in April.

During the six-month period ended April 30, 2004, the Payden High Income Fund generated a total return of 3.49% versus the benchmark Merrill Lynch High Yield Index return of 5.27%. The underperformance is partly attributable to large cash inflows into the Fund at the beginning of the year, which resulted in larger cash holdings than optimal and hurt returns. In addition, the purchase of additional bonds at a bid-ask spread of 1.00% also hurt performance. This impairment will be recouped during the course of the year.

Fund strategists continue to favor sectors such as cable, gaming and healthcare, wherein growth trends are generally favorable, leverage is declining and asset valuations are attractive. For example, in healthcare, the Medicare and Medicaid reimbursement trends are positive and the demographics, in terms of a “graying” America, are compelling. The cable sector, despite competition from the direct broadcast satellite (DBS) carriers, continues to attract subscribers by offering its triple-play broadband services (voice, video and data) as a bundle to cost-conscious customers. The uptake in broadband data services has been particularly strong.

Emerging-Market Strategies

The emerging-market asset class performed well over the six-month period ended April 30, 2004. Overall emerging-market bond yield spreads were essentially unchanged this period at 481 basis points over U.S. Treasuries. The low U.S. interest rate environment was supportive and inflows into the asset class were strong during the first five months of this period. However, the trend reversed in April, as U.S. Treasury yields rose and investors became more risk averse. Despite the negative technical backdrop, fundamentals remained sound in many emerging markets. The Brazilian Central Bank cut its benchmark interest rate (Selic) by 50 basis points to 16%. Inflationary pressures subsided, allowing the central bank to resume monetary easing. As expected, Vladimir Putin won the Russian presidential elections held in mid-March by a landslide. Putin was re-elected for a second term and secured 71% of the votes. He reshuffled the cabinet and appointed a market-oriented team of economists, which increases the potential for further implementation of reforms.

The Payden Emerging Market Bond Fund returned 1.14% for the six-month period ended April 30, 2004, compared to the 2.39% returned by the EMBI Global Diversified Index. The Fund has been neutral Latin America, favoring improving credits such as Brazil, Colombia and Mexico, but avoiding Venezuela, Ecuador and Argentina due to political and economic concerns. We have also maintained an overweight position in Russia and in Eastern Europe, where we think there is value in the “second wave” European Union accession countries (Romania and Bulgaria). The fund has been underweight Asia and Africa. The CCC-rated sectors have outperformed the market supported by demand from investors searching for yield pick-up. The fund, however, remains focused on higher-quality issues, with an average credit quality of BB+.

Tax Exempt Strategies

The tone in the municipal market changed dramatically over the six-month period ended April 30, 2004. Volatility remained high, as two unexpectedly weak employment releases for the months of December and February sparked interest rate rallies, while a surprisingly strong release for March caused yields to move sharply higher at the beginning of April. Interest rates continued to climb following this release. The yield curve flattened, as short-term rates suffered the most from the increasing probability that the Federal Reserve Board would raise interest rates in the coming months.

Segmented demand and fluctuations in supply created an interesting, although generally unaccommodating, market for tax-exempt securities. New issue supply dropped off during the December holiday season, which removed the market’s primary source for price discovery, and hindered liquidity. Cross-over buyers began unwinding successful municipal-to-treasury relationship trades after the turn of the year, creating supply in the secondary market. At the same time, retail investors resisted the lower interest rate environment of February and March. While low interest rates kept investors on the sidelines, they brought municipal bond issuers out in droves to set a new record for issuance in March. The combination of weak demand and strong supply pushed interest rates higher. Heading into April, the market struggled to reach a new equilibrium where traditional buyers refused to participate, interest rates were rising and traders were staying defensive. The outcome was that municipal bonds underperformed other high-quality fixed-income securities. Non-traditional buyers became the most active participants, and as a result, their actions often directed the movement of the market.

One of the most widely followed topics in the Municipal market over the last six months has been the situation in California. The State of California’s ongoing budget difficulties and failure of the governor and legislature to reach a compromise led ratings agencies to downgrade its credit ratings to Baa1/BBB. As a result, credit premiums on California’s general-obligation bonds widened. The governor’s fiscal recovery plan hinged on voter approval of a $15 billion budget deficit bond measure on the March ballot. As the likelihood of his success increased, managers of the Payden California Municipal Income Fund more than tripled the allocation to bonds issued by the state. When voters did approve the measure and the outlook on California’s future improved, the state’s bonds became widely demanded by investors nationwide. As a result, credit premiums narrowed, adding to the Fund’s positive performance. On the other hand, the Fund’s allocations in five- to eight-year maturities caused performance to trail that of the index. This portion of the yield curve suffered the most from the market’s increased expectations of an interest rate increase by the Federal Reserve Board. The Fund returned 0.12% while the Lehman California Intermediate Index returned 0.56%.

The Payden Tax-Exempt Bond Fund posted a return of 0.30% while the Lehman Quality Intermediate Index returned 0.40%. Fund strategists increased allocations to BBB-rated securities through the purchase of bonds issued by the State of California. Credit premiums on the state’s bonds narrowed after voters approved a $15 billion budget deficit bond measure, and the market became increasingly comfortable with the outlook going forward. Allocations to five- to eight-year maturities held back returns as this part of the curve underperformed both longer and shorter maturities. The Fund remains well diversified across sectors and states.

EQUITY MARKETS

After a strong rally in the beginning in 2004, equity markets have sold off, entering negative territory for the year. Despite excellent first quarter earnings throughout the market and improving economic reports, a multitude of negative stimulants have overshadowed and stifled any potential upside for most stocks. Reports of increased fighting in Iraq and escalating geopolitical tensions, the prospects of higher interest rates, surging energy prices, and fear of inflation have all been a thorn in the market’s side. Financial and housing stocks, which have been strong market movers the past few years, have declined as investors bet that these sectors would be hit the hardest as interest rates climbed. Technology stocks, the biggest beneficiary of last year’s rally, have suffered this year as well.

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Energy-related stocks are one area of the market that has performed well as of late. With crude oil reaching almost $40 a barrel at the end of April, companies such as Exxon Mobil, the world’s biggest publicly traded oil company, and ConocoPhillips, the largest U.S. refiner, have surged. Investors should be cautious in the current market environment, as it appears at times even good news can be extrapolated as pessimistic.

Paydenfunds’ equity funds are actively managed with a focus on companies with positive earnings and strong fundamentals. Over time, this emphasis has paid off. The firm’s positioning of the various portfolios was neutral for most of the year with slight overweight positions in the healthcare, energy and material sectors. Despite the market’s recent sell off, Fund strategists see areas of opportunity as the economy continues to strengthen.

The Payden Growth & Income Fund, which is comprised of large-cap value stocks, returned 9.92% for the trailing six-month period ended April 30, 2004. The Fund outperformed its benchmark, the Standard & Poor’s 500 BARRA Value Index, which returned 7.99%. It beat its benchmark as higher dividend yielding stocks, which make up the portfolio, outperformed the broader market. Strong performers included Exxon Mobil, which benefited from rising crude oil prices.

The Payden U.S. Growth Leaders Fund, which is comprised of large-cap growth stocks, returned 4.79% for the trailing six-month period ended April 30, 2004. The Fund outperformed the Russell 1000 Growth Index, which returned 4.14%. It benefited from its sector overweight in energy stocks. Success stories in the Fund include Consol Energy and wireless equipment provider Qualcomm, which has continued to record sequential quarterly earnings growth. Hovnanian Enterprises, a homebuilder, though fundamentally solid, hurt the Fund as the prospect of rising interest rates halted its stock’s upward climb.

Small-cap stocks outperformed the S&P 500 Index for the trailing six-month period ended April 30, 2004 as they have for the past five years due to their superior earnings growth. The Payden Small Cap Leaders Fund, which returned -4.81%, lagged the 4.02% return of the Russell 2000 Growth Index. Unfortunately, the Fund’s overweight in the materials sector hurt its performance as the price of commodities, such as silver and gold, declined in 2004. The Fund’s holding of Pan American Silver Corporation, a mining stock, was no exception.

The Payden Market Return Fund returned 6.86% during the first six months of the fiscal year, outperforming the S&P 500 Index, which returned 6.27%. The Fund uses a mix of equity index futures and short-term bonds to meet its objective of consistently beating the S&P 500 index. During the first half of the fiscal year, the management team was able to achieve its objective through well-diversified holdings of high-quality corporate bonds and mortgage-backed and asset-backed securities. A small allocation to high-yield and emerging-market bonds also contributed positively to the Fund’s performance.

The Fund seeks a high level of total return that is consistent with preservation of capital, by generally investing in investment grade securities denominated in U.S. and foreign currencies with an average portfolio maturity of three years.

Credit Quality
AAA	26%
AA	5%
A	12%
BBB	39%
BB	17%
B	1%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Bermuda (US$) (0%)
440,000	Ingersoll-Rand, 6.25%, 5/15/06	$470
Bulgaria (US$) (3%)
4,857,143	Bulgaria Government Bond, 2.00%, 7/28/12	4,767
Canada (Euro) (1%)
750,000	Alcan Inc., 5.50%, 5/2/06	942
Chile (US$) (5%)
7,250,000	Republic of Chile, 6.875%, 4/28/09	8,029
Croatia (US$) (2%)
3,786,303	Croatia, 2.00%, 7/31/06	3,783
France (Euro) (1%)
470,000	France Telecom, 7.00%, 12/23/09	642
390,000	Total S.A., 5.75%, 9/29/05	488
930,000	Veolia Environment, 5.875%, 6/27/08	1,207
Germany (Euro) (0%)
500,000	Deutsche Telekom, 8.25%, 6/15/05	532
400,000	BMW U.S. Capital LLC, 2.75%, 2/10/06	480
Hong Kong (US$) (1%)
1,250,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	1,366
Italy (Euro) (0%)
395,000	Olivetti Finance NV, 5.875%, 1/24/08	508
Malaysia (US$) (2%)
3,035,000	Petronas, 7.125%, 10/18/06	3,310
600,000	Tenaga Nasional, 7.625%, 4/29/07	663
Mexico (US$) (8%)
3,200,000	Pemex Project Funding Master Trust, 8.50%, 2/15/08	3,616
1,400,000	Telefonos de Mexico, 8.25%, 1/26/06	1,515
5,900,000	United Mexican States, 10.375%, 2/17/09	7,242
Netherlands (Euro) (1%)
200,000	Deutsche Telekom, 5.25%, 5/20/08	253
900,000	Koninklijke KPN NV, 7.25%, 4/12/06	1,164
420,000	Siemens Financeierings, 5.00%, 7/4/06	527
400,000	Unilever NV, 5.125%, 6/7/06	502
Netherlands (US$) (0%)
750,000	Aegon NV, 1.33%, 5/13/05	751
Panama (US$) (3%)
4,000,000	Republic of Panama, 8.25%, 4/22/08	4,420
Russia (US$) (5%)
7,000,000	Russia, 8.25%, 3/31/10	7,578
South Africa (US$) (2%)
2,500,000	Republic of South Africa, 9.125%, 5/19/09	2,956
United States (US$) (53%)
600,000	ACE Ltd., 6.00%, 4/1/07	641
625,000	Allied Waste NA, 7.625%, 1/1/06	659
650,000	American Electric Power Co. Inc., 6.125%, 5/15/06	691
595,000	American Standard, 7.375%, 4/15/05	620
750,000	Amerisource Bergen Corp., 8.125%, 9/1/08	829
1,240,000	AT&T Wireless Services Inc., 7.50%, 5/1/07	1,377
450,000	Autonation Inc., 9.00%, 8/1/08	513
745,000	Ball Corp., 7.75%, 8/1/06	797

Principal or Shares	Security Description	Value (000)
1,150,000	Bank One Corp., 6.875%, 8/1/06	$1,251
650,000	Bellsouth Corp., 5.00%, 10/15/06	680
650,000	Conoco Funding, 5.45%, 10/15/06	691
1,150,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,210
325,000	D.R. Horton Inc., 10.50%, 4/1/05	345
300,000	D.R. Horton Inc., 7.50%, 12/1/07	327
725,000	Dana Corp., 6.50%, 3/1/09	761
500,000	Disney (Walt) Company, 6.75%, 3/30/06	534
335,000	Dominion Resources Inc., 7.625%, 7/15/05	356
400,000	Echostar DBS Corp. 144A, 4.36%, 10/1/08 (b)	416
600,000	EOP Operating LP, 6.625%, 2/15/05	621
500,000	Erac USA Finance Co. 144A, 8.25%, 5/1/05 (b)	528
350,000	Felcor Lodging LP, 10.00%, 9/15/08	374
3,500,000	FHLB Disc. Note, 0.98%, 6/23/04**	3,495
3,000,000	FHLB Disc. Note, 1.01%, 5/5/04**	3,000
5,000,000	FHLMC Disc. Note, 0.99%, 5/4/04**	5,000
6,000,000	FHLMC Disc. Note, 1.06%, 7/13/04**	5,988
600,000	First Union Corp., 7.55%, 8/18/05	642
3,000,000	FNMA Disc. Note, 0.98%, 6/23/04**	2,996
6,000,000	FNMA Disc. Note, 1.02%, 5/12/04**	5,999
1,245,000	Ford Motor Credit, 6.875%, 2/1/06	1,318
650,000	FPL Group Capital Inc., 3.25%, 4/11/06	657
725,000	Gap Inc., 6.90%, 9/15/07	798
1,300,000	General Motors Acceptance Corp., 6.125%, 9/15/06	1,372
675,000	Georgia-Pacific Corp., 7.50%, 5/15/06	721
475,000	Grant Prideco Escrow, 9.00%, 12/15/09	528
500,000	Harrahs Operating Co., 7.875%, 12/15/05	536
260,000	HCA Inc., 7.00%, 7/1/07	279
200,000	HCA-Healthcare, 7.125%, 6/1/06	213
235,000	Host Marriott Corp., 7.875%, 8/1/08	243
750,000	Int’l Lease Finance Corp., 2.39%, 1/13/05	756
725,000	KB Home, 8.625%, 12/15/08	792
500,000	Kellogg Co., 6.00%, 4/1/06	531
350,000	L-3 Communications Corp., 8.00%, 8/1/08	366
1,250,000	Liberty Media Corp., 3.50%, 9/25/06	1,252
500,000	Mandalay Resort Group, 10.25%, 8/1/07	581
300,000	Masco Corp., 6.75%, 3/15/06	322
750,000	MBNA America Bank, 5.375%, 1/15/08	784
750,000	Merrill Lynch, 1.295%, 1/26/07	750
700,000	MGM Mirage Inc., 6%, 10/01/09	709
375,000	Morgan Stanley Group, 1.39%, 3/27/06	376
900,000	National Rural Utilities, 3.00%, 2/15/06	908
600,000	Norfolk Southern Corp., 7.35%, 5/15/07	667
475,000	Park Place Entertainment Corp., 7.875%, 12/15/05	505
725,000	Penney (JC) Co., 7.60%, 4/1/07	796
450,000	PHH Corp., 6.00%, 3/1/08	481
600,000	Progress Energy Inc., 6.75%, 3/1/06	641
700,000	PSEG Energy Holdings, 8.625%, 2/15/08	753
650,000	Royal Caribbean Cruises, 7.00%, 10/15/07	687
650,000	Ryland Group, 8.00%, 8/15/06	710

1	Paydenfunds

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
350,000	Sequa Corp., 9.00%, 8/1/09	$387
600,000	Simon Property Group LP, 6.375%, 11/15/07	656
475,000	Smithfield Foods Inc., 8.00%, 10/15/09	524
350,000	Solectron Corp., 9.625%, 2/15/09	382
1,290,000	Sprint Capital Corp., 7.125%, 1/30/06	1,384
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	806
600,000	Target Corp., 5.50%, 4/1/07	639
1,265,000	TCI Communications Inc., 6.875%, 2/15/06	1,351
1,150,000	Time Warner Inc., 7.75%, 6/15/05	1,214
500,000	Toll Brothers Inc., 8.25%, 2/1/11	545
650,000	Tricon Global Restaurant, 7.45%, 5/15/05	684
4,150,000	U.S. Treasury Note, 2.125%, 8/31/04	4,164
630,000	U.S. Treasury Note, 2.625%, 11/15/06	630
750,000	Unisys Corp., 8.125%, 6/1/06	814
300,000	Valero Energy Corp., 6.125%, 4/15/07	322
1,150,000	Verizon Global Funding Corp., 6.75%, 12/1/05	1,227
500,000	Viacom Inc., 7.75%, 6/1/05	531
450,000	Washington Mutual, 5.625%, 1/15/07	477
1,090,000	Waste Management Inc., 6.50%, 11/15/08	1,188
United States (Euro) (3%)
400,000	Bank of America Corp., 5.25%, 6/27/06	503
475,000	Coca-Cola Enterprises, 5.875%, 3/8/07	609
620,000	DaimlerChrysler NA Holdings, 5.625%, 1/16/07	783
350,000	Hewlett-Packard Co., 5.25%, 7/5/06	439
750,000	Int’l Paper Co., 5.375%, 8/11/06	940
400,000	Morgan Stanley Dean Witter, 5.25%, 3/16/06	501
475,000	Procter & Gamble Co., 5.75%, 9/26/05	594
United States (Great Britain Pound) (1%)
500,000	Monument Securitization, 4.58%, 9/17/13	892
United Kingdom (Great Britain Pound) (4%)
650,000	Mound Financing PLC, 4.416%, 2/8/42	1,159
760,000	Residential Mortgage, 5.138%, 9/9/36	1,350
1,250,000	RMAC 2003, 4.621%, 9/12/35	2,224
1,250,000	Sherwood Castle Funding, 4.349%, 5/15/09	2,227
United Kingdom (Euro) (2%)
475,000	Bank of Scotland, 4.75%, 2/6/07	595
620,000	British Telecom, 6.375%, 2/15/06	787
350,000	Compass Group PLC, 6.00%, 5/29/09	457
720,000	NGG Finance PLC, 5.25%, 8/23/06	904
350,000	Vodafone Group PLC, 5.75%, 10/27/06	447
Investment Companies (2%)
3,095,096	Bunker Hill Money Market Fund*	3,095

Total (Cost - $154,386) (a) (99%)		155,510
Other Assets, net of Liabilities (1%)		2,311

Net Assets (100%)		$157,821

*	Affiliated Investment
**	Discount rate at time of purchase.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,182
Unrealized depreciation	(1,058)

Net unrealized appreciation	$1,124

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
05/10/2004	Euro (Sell 7,085)	1.1978	$8,494	$8
05/07/2004	Euro (Sell 5,395)	1.1979	6,474	11
06/10/2004	British Pound (Sell 4,500)	1.7707	8,245	277

			$23,213	$296

See notes to financial statements.

Semi-Annual Report	2

The Fund seeks a high level of total return by generally investing in investment grade securities denominated in U.S. and foreign currencies with an average portfolio maturity not exceeding ten years. Up to 25% may be below investment grade.

Credit Quality
AAA	58%
AA	8%
A	6%
BBB	8%
BB or below	20%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Australia (Australian Dollar) (1%)
870,000	Queensland Treasury Corp., 6.00%, 8/14/13	$623
410,000	Telstra Corp. Ltd., 5.875%, 6/21/05	510
Austria (Japanese Yen) (1%)
239,000,000	Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.60%, 2/15/11	2,235
Belgium (Euro) (3%)
1,850,000	Belgium Government Bond, 5.50%, 9/28/17	2,432
2,230,000	Belguim Kingdom, 4.75%, 9/28/06	2,798
Brazil (US$) (2%)
498,427	Brazil C-Bond, 8.00%, 4/15/14	458
450,000	CSN Islands VIII, 9.75%, 12/16/13	405
850,000	Federal Republic of Brazil, 11.50%, 3/12/08	913
350,000	Federal Republic of Brazil, 12.25%, 3/6/30	355
650,000	Federal Republic of Brazil, 14.50%, 10/15/09	762
Bulgaria (US$) (1%)
607,143	Bulgaria Government Bond, 2.00%, 7/28/12	596
1,100,000	Bulgaria Government International Bond, 8.25%, 1/15/15	1,262
Canada (Canadian $) (2%)
1,228,000	Canadian Government, 5.75%, 6/1/29	957
1,100,000	Canadian Government, 5.25%, 6/1/12	843
1,620,000	Canadian Government, 6.00%, 9/1/05	1,238
Canada (US$) (0%)
1,000,000	Nova Chemicals Ltd. 144A, 6.50%, 1/15/12 (b)	1,000
Canada (Japanese Yen) (1%)
245,000,000	Quebec Province, 1.60%, 5/9/13	2,202
Chile (US$) (0%)
350,000	AES Gener SA 144A, 7.50%, 3/25/14 (b)	334
Colombia (US$) (1%)
500,000	Bavaria SA 144A, 8.875%, 11/1/10 (b)	500
500,000	Republic of Columbia, 10.00%, 1/23/12	533
500,000	Republic of Columbia, 10.75%, 1/15/13	550
Croatia (US$) (0%)
421,657	Croatia, 2.00%, 7/31/06	421
Denmark (Danish Krone) (1%)
8,000,000	Denmark Government Bond, 6.00%, 11/15/11	1,444
France (Euro) (1%)
420,000	BNP Paribas, 5.25%, 12/17/12	532
420,000	Carrefour SA, 4.50%, 3/18/09	520
360,000	France Telecom, 7.25%, 1/28/13	505
395,000	Veolia Environnement, 4.875%, 5/28/13	477
Germany (Euro) (16%)
955,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	1,119
400,000	DaimlerChrysler Intl. Finance, 6.125%, 3/21/06	506
1,745,000	Deutsche Bundesrepublik, 3.75%, 1/4/09	2,129
4,593,000	Deutsche Bundesrepublik, 4.50%, 1/4/13	5,676
2,930,000	Deutsche Bundesrepublik, 5.00%, 1/4/12	3,757
5,100,000	Deutsche Bundesrepublik, 5.375%, 1/4/10	6,664
1,580,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	2,063
1,350,000	Deutsche Bundesrepublik, 6.25%, 1/4/30	1,933
340,000	Deutsche Telekom Int’l Finance, 8.125%, 5/29/12	501
5,300,000	Republic of Deutschland, 6.00%, 7/4/07	6,916

Principal or Shares	Security Description	Value (000)
Germany (Japanese Yen) (1%)
125,000,000	Bayerische Landesbank, 1.40%, 4/22/13	$1,137
122,000,000	Landwirtsch Retenbank, 1.375%, 4/25/13	1,109
Greece (Euro) (2%)
3,050,000	Hellenic Republic, 3.50%, 4/18/08	3,687
Hong Kong (Euro) (0%)
400,000	Hutchison Whampoa Finance, 5.50%, 3/16/06	498
Hong Kong (US$) (0%)
500,000	Hutchison Whampoa Int’l, 6.50%, 2/13/13	507
Japan (Japanese Yen) (2%)
244,000,000	Development Bank of Japan, 1.40%, 6/20/12	2,220
245,000,000	Development Bank of Japan, 1.70%, 9/20/22	2,069
Kazakhstan (US$) (0%)
450,000	Kazkommerts Int’l. 144A, 7.875%, 4/7/14 (b)	413
Malaysia (US$) (0%)
400,000	Petronas Capital Ltd., 7.875%, 5/22/22	452
450,000	Tenaga Nasional, 7.50%, 11/1/25	470
Mexico (US$) (1%)
450,000	Innova S De R.L., 9.375%, 9/19/13	489
550,000	Mexico Government International Bond, 8.30%, 8/15/31	585
800,000	United Mexican States, 8.125%, 12/30/19	865
600,000	United Mexican States, 10.375%, 2/17/09	737
Netherlands (Euro) (2%)
400,000	Koninklijke KPN NV, 7.25%, 4/12/06	517
1,550,000	Netherlands Government Bond, 5.00%, 7/15/12	1,978
395,000	Olivetti Finance NV, 5.875%, 1/24/08	508
Netherlands (US$) (1%)
910,000	Royal KPN NV, 8.00%, 10/1/10	1,064
Panama (US$) (1%)
750,000	Panama Government International Bond, 9.625%, 2/8/11	860
650,000	Republic of Panama, 9.375%, 7/23/12	739
Peru (US$) (1%)
550,000	Peru Government International Bond, 4.50%, 3/7/17	468
450,000	Republic of Peru, 9.125%, 2/21/12	473
400,000	Republic of Peru, 9.875%, 2/6/15	430
Philippines (US$) (0%)
325,000	Republic of Philippines, 9.50%, 10/21/24	354
500,000	Republic of Philippines, 9.875%, 1/15/19	514
Romania (Euro) (0%)
550,000	Romania Government International Bond, 10.625%, 6/27/08	798
Russia (US$) (2%)
475,000	Mobile Telesystems, 9.75%, 1/30/08	496
1,650,000	Russia Government International Bond, 5.00%, 3/31/30	1,513
375,000	Russian Federation, 11.00%, 7/24/18	483
520,000	Russian Ministry of Finance, 3.00%, 5/14/06	504
425,000	Tyumen Oil Co., 11.00%, 11/6/07	477
South Africa (US$) (1%)
445,000	Republic of South Africa, 5.25%, 5/16/13	518

3	Paydenfunds

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
South Africa (Euro) (1%)
850,000	South Africa Government International Bond, 7.375%, 4/25/12	$937
Sweden (Swedish Krona) (1%)
9,070,000	Sweden Government Bond, 8.00%, 8/15/07	1,353
Turkey (US$) (0%)
450,000	Vestel Electronics Finance, 11.50%, 5/14/07	482
United States (US$) (40%)
575,000	Allied Waste North America 144A, 6.125%, 2/15/14 (b)	542
33,000	Allied Waste of North America, 7.875%, 1/1/09	34
750,000	Amkor Technologies Inc., 7.75%, 5/15/13	739
320,000	Autonation Inc., 9.00%, 8/1/08	365
515,000	Boyd Gaming Corp., 7.75%, 12/15/12	546
500,000	Chesapeake Energy Corp. 144A, 6.875%, 1/15/16 (b)	508
500,000	Chesapeake Energy Corp., 6.875%, 1/15/16	508
1,000,000	Cincinnati Bell Inc., 8.375%, 1/15/14	945
1,090,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,147
1,000,000	D.R. Horton, Inc., 8.00%, 2/1/09	1,105
6,480,000	Discover Card Master Trust, 1.16%, 4/15/08	6,485
1,000,000	Dole Foods Co., 8.875%, 3/15/11	1,065
1,060,000	Dominion Resources Inc., 7.625%, 7/15/05	1,127
1,000,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	1,108
3,000,000	FHLB Disc. Note, 1.00%, 5/26/04	2,998
575,000	Georgia-Pacific Corp., 8.125%, 5/15/11	648
4,330,000	Granite Mortgages PLC, 1.31%, 7/20/20	4,332
338,000	Host Marriott Corp., 7.875%, 8/1/08	349
550,000	Houghton Mifflin Co., 8.25%, 2/1/11	556
425,000	Insight Midwest 144A, 10.50%, 11/1/10 (b)	463
575,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	627
1,000,000	Iron Mountain Inc., 6.625%, 1/1/16	930
350,000	KB Home 144A, 5.75%, 2/1/14 (b)	330
575,000	KB Home, 8.625%, 12/15/08	628
700,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	697
1,050,000	Morgan Stanley, 5.30%, 3/1/13	1,049
1,000,000	Nalco Co. 144A, 7.75%, 11/15/11 (b)	1,053
5,000,000	Nissan Master Owner Trust Receivables, 1.16%, 9/15/08	5,004
1,000,000	Owens-Brockway, 8.875%, 2/15/09	1,086
945,000	PanAmSat Corp., 8.50%, 2/1/12	1,068
500,000	Peabody Energy Corp., 6.875%, 3/15/13	520
450,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	482
1,000,000	PSEG Energy Holdings, 8.50%, 6/15/11	1,095
378,000	Saks Inc. 144A, 7.00%, 12/1/13 (b)	386
450,000	Sequa Corp., 9.00%, 8/1/09	497
3,741,968	SLM Student Loan Trust, 1.25%, 6/15/16	3,747
575,000	SPX Corp., 7.50%, 1/1/13	608
1,030,000	Suntrust Bank, 6.375%, 4/11/11	1,126
800,000	Toyota Auto Receivables Owner Trust, 1.12%, 3/15/07	800
428,000	TRW Automotive Inc., 9.375%, 2/15/13	490
900,000	U.S. Treasury Bond, 5.375%, 2/15/31	912
660,000	U.S. Treasury Bond, 5.50%, 8/15/28	671
2,000,000	U.S. Treasury Bond, 6.25%, 8/15/23	2,222
1,490,000	U.S. Treasury Bond, 7.25%, 5/15/16	1,815
2,200,000	U.S. Treasury Note, 1.625%, 3/31/05	2,202
1,150,000	U.S. Treasury Note, 2.625%, 11/15/06	1,149
4,795,000	U.S. Treasury Note, 2.625%, 5/15/08	4,670
3,465,000	U.S. Treasury Note, 3.375%, 12/15/08	3,437
1,175,000	U.S. Treasury Note, 4.00%, 11/15/12	1,144

Principal or Shares	Security Description	Value (000)
740,000	U.S. Treasury Note, 4.875%, 2/15/12	$769
3,000,000	U.S. Treasury Note, 5.75%, 11/15/05	3,168
1,050,000	Unilever Capital Corp, 6.875%, 11/1/05	1,121
1,000,000	Unisys Corp., 8.125%, 6/1/06	1,085
575,000	United Auto Group Inc., 9.625%, 3/15/12	643
910,000	United Rentals 144A, 6.50%, 2/15/12 (b)	878
1,060,000	Verizon Global Funding Corp., 6.75%, 12/1/05	1,131
990,000	Wal-Mart Stores Inc., 6.875%, 8/10/09	1,118
United States (Euro) (1%)
400,000	Coca-Cola Enterprises, 5.875%, 3/8/07	513
400,000	Ford Motor Credit Co., 6.75%, 1/14/08	518
370,000	General Motors, 8.375%, 7/5/33	501
360,000	Pemex Project Funding Master Trust, 7.75%, 8/2/07	481
355,000	SG Capital Trust, 7.875%, 2/22/48	503
355,000	Standard Chartered Cap Trust, 8.16%, 3/23/49	506
Ukraine (US$) (0%)
672,012	Ukraine Government International Bond, 11.00%, 3/15/07	733
United Kingdom (Great Britain Pound) (4%)
315,000	United Kingdom Gilt, 4.25%, 3/7/36	511
30,000	United Kingdom Gilt, 5.00%, 3/7/08	54
970,000	United Kingdom Gilt, 5.00%, 3/7/12	1,728
570,000	United Kingdom Gilt, 5.00%, 3/7/12	1,026
60,000	United Kingdom Gilt, 5.75%, 12/7/09	111
700,000	United Kingdom Gilt, 7.25%, 12/7/07	1,344
525,000	United Kingdom Gilt, 8.00%, 6/7/21	1,261
329,000	United Kingdom Gilt, 8.5%, 12/7/05	620
United Kingdom (US$) (1%)
1,090,000	Diageo Capital PLC, 3.50%, 11/19/07	1,091
United Kingdom (Euro) (4%)
390,000	British Telecom, 6.375%, 2/15/06	495
375,000	Halifax Group Euro Finance, 7.627%, 12/29/49	534
1,910,000	Holmes Financing, 5.05%, 7/15/6	2,391
440,000	Intercont Hotels Group, 4.75%, 10/20/10	534
1,200,000	Permanent Financing PLC, 5.10%, 6/11/7	1,515
420,000	Transco PLC, 5.25%, 5/23/06	526
400,000	United Utility Water PLC., 6.625%, 11/8/07	529
Investment Companies (2%)
4,041,753	Bunker Hill Money Market Fund*	4,042

Total (Cost - $184,182) (a) (98%)		185,365
Other Assets, net of Liabilities (2%)		4,760

Net Assets (100%)		$190,125

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,808
Unrealized depreciation	(3,625)

Net unrealized appreciation	$1,183

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Semi-Annual Report	4

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
05/11/2004	Australian Dollar (Sell 890)	0.7202	$662	$23
05/11/2004	Canadian Dollar (Sell 4,320)	1.3709	3,234	83
05/11/2004	Danish Krone (Sell 9,220)	6.2102	1,506	22
05/07/2004	Euro (Sell 23,425)	1.1979	28,110	50
05/10/2004	Euro (Sell 26,425)	1.1977	31,681	30
06/10/2004	British Pound (Sell 3,870)	1.7707	7,090	238
05/07/2004	Japanese Yen (Sell 1,238,590)	110.365	11,887	664
05/11/2004	Swedish Krona (Sell 10,800)	7.6382	1,427	13

			$85,599	$1,123

5	Paydenfunds

See notes to financial statements.

The Fund seeks a high level of total return by generally investing in below investment grade securities denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality
AAA	5%
A	2%
BBB	30%
BB	43%
B	20%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Brazil (12%)
3,049,202	Brazil C-Bond, 8.00%, 4/15/14	$2,799
2,700,000	CSN Islands VIII, 9.75%, 12/16/13	2,430
5,150,000	Federal Republic of Brazil, 11.50%, 3/12/08	5,530
2,005,000	Federal Republic of Brazil, 12.25%, 3/6/30	2,035
3,700,000	Federal Republic of Brazil, 14.50%, 10/15/09	4,338
Bulgaria (8%)
3,833,096	Bulgaria Government Bond, 2.00%, 7/28/12	3,762
6,580,000	Bulgaria Government International Bond, 8.25%, 1/15/15	7,551
Chile (2%)
2,600,000	AES Gener SA 144A, 7.50%, 3/25/14 (b)	2,483
Colombia (6%)
2,600,000	Bavaria SA 144A, 8.875%, 11/1/10 (b)	2,600
3,100,000	Republic of Columbia, 10.00%, 1/23/12	3,302
3,000,000	Republic of Columbia, 10.75%, 1/15/13	3,300
Croatia (2%)
2,925,780	Croatia, 2.00%, 7/31/06	2,923
Kazakhstan (2%)
2,950,000	Citigroup(JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	2,803
Hong Kong (2%)
2,900,000	Hutchison Whampoa Int’l, 6.50%, 2/13/13	2,941
Malaysia (4%)
2,400,000	Petronas Capital Ltd., 7.875%, 5/22/22	2,714
2,495,000	Tenaga Nasional, 7.50%, 11/1/25	2,605
Mexico (13%)
2,430,000	Grupo Televisa SA, 8.00%, 9/13/11	2,673
2,675,000	Innova S De R.L., 9.375%, 9/19/13	2,906
2,700,000	Mexico Government International Bond, 8.30%, 8/15/31	2,872
2,500,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	2,675
2,800,000	United Mexican States, 10.375%, 2/17/09	3,437
2,500,000	United Mexican States, 8.125%, 12/30/19	2,703
Panama (7%)
4,750,000	Panama Government International Bond, 9.625%, 2/8/11	5,445
3,855,000	Republic of Panama, 9.375%, 7/23/12	4,385
Peru (6%)
3,500,000	Peru Government International Bond, 4.50%, 3/7/17	2,975
2,800,000	Republic of Peru, 9.125%, 2/21/12	2,940
2,400,000	Republic of Peru, 9.875%, 2/6/15	2,580
Philippines (4%)
1,900,000	Republic of Philippines, 9.50%, 10/21/24	2,071
3,000,000	Republic of Philippines, 9.875%, 1/15/19	3,083
Russia (16%)
2,500,000	Mobile Telesystems, 9.75%, 1/30/08	2,613
10,500,000	Russia Government International Bond, 5.00%, 3/31/30	9,629

Principal or Shares	Security Description	Value (000)
2,000,000	Russian Federation, 11.00%, 7/24/18	$2,577
3,690,000	Russian Ministry of Finance, 3.00%, 5/14/06	3,579
2,400,000	Tyumen Oil Co., 11.00%, 11/6/07	2,694
South Africa (4%)
5,525,000	South Africa Government International Bond, 7.375%, 4/25/12	6,090
Turkey (2%)
2,600,000	Vestel Electronics Finance, 11.50%, 5/14/07	2,782
United States (3%)
1,675,000	Jafra Cosmetics, 10.75%, 5/15/11	1,897
Ukraine (4%)
4,894,487	Ukraine Government International Bond, 11.00%, 3/15/07	5,340
Venezuela (0%)
1,250	Venezuela Oil Warrant**	—
Investment Companies (4%)
5,531,812	Bunker Hill Money Market Fund*	5,532

Total (Cost - $143,453) (a) (98%)		137,592
Other Assets, net of Liabilities (2%)		3,395

Net Assets (100%)		$140,987

*	Affiliated Investment
**	Non-income producing security.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$203
Unrealized depreciation	(6,064)

Net unrealized depreciation	$(5,861)

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Mexico Credit Default Swap	Aug-04	$400	$2
Romania CDS Credit Swap	Jun-08	2,400	129

		$2,800	$131

See notes to financial statements.

Semi-Annual Report	6

The Fund seeks growth of capital and some current income by generally investing half its assets in stocks known as the “dogs of the Dow” and the balance in exchange traded funds and other high dividend stocks.

Top 5 Company Holdings
Altria Group	5.2%
Exxon Mobil Corp.	5.1%
J.P. Morgan Chase & Co.	4.9%
General Motors Corp.	4.7%
Verizon Communications, Inc.	4.6%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Common Stocks (93%)
Consumer Discretionary (5%)
58,000	General Motors Corp.	$2,750
Consumer Non-Cyclical (5%)
55,000	Altria Group, Inc.	3,046
Energy (5%)
70,900	Exxon Mobil Corp.	3,017
Exchange Traded Funds (48%)
116,800	iShares Dow Jones U.S. Consumer Non-Cyclical	6,085
307,800	ishares S&P 500	17,064
43,800	S&P 500 Depository Receipt	4,862
Financial (9%)
52,300	Citigroup Inc.	2,515
76,200	J.P. Morgan Chase & Co.	2,865
Health Care (4%)
54,700	Merck & Co. Inc.	2,571
Industrial (4%)
86,700	General Electric Co.	2,597
Materials (4%)
57,000	DuPont De Nemours and Co.	2,448
Telecommunications (4%)
95,800	SBC Communications, Inc.	2,385
Telephone (5%)
71,600	Verizon Communications, Inc.	2,703

Total Common Stocks		54,908
Investment Companies (7%)
4,080,331	Bunker Hill Money Market Fund*	4,080

Total (Cost - $56,614) (a) (100%)		58,988
Other Assets, net of Liabilities (0%)		61

Net Assets (100%)		$59,049

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,152
Unrealized depreciation	(1,778)

Net unrealized appreciation	$2,374

See notes to financial statements.

7	Paydenfunds

The Fund seeks a total return in excess of the S&P 500 Index by generally investing in investment grade debt securities and stock index futures.

Credit Quality
AAA	63%
AA	4%
A	14%
BBB	9%
BB or below	10%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Bonds and Notes (98%)
Asset Backed Securities (21%)
400,000	Aesop Funding LLC., 1.33%, 7/20/07	$402
400,000	AIGMT 2003-1 A, 1.40%, 11/15/07	400
200,000	American Express Credit Account 1999-5 B, 1.58%, 2/15/07	200
147,240	Ameriquest Mortgage Securities Inc., 1.51%, 2/25/33	148
203,655	Bear Stearns ABS, 4.814%, 6/25/43	207
269,430	Bear Stearns ABS, 6.103%, 6/25/43	276
97,786	Bear Stearns Mortgage Trust, 4.462%, 4/25/33	99
200,000	Chase Credit Card Master Trust, 1.30%, 5/15/09	200
292,038	Chase Funding Mortgage Loan, 1.43%, 11/25/32	294
216,314	CIT Equipment Collateral, 3.97%, 12/21/09	219
150,000	Citibank Credit Card Issuance Trust, 1.42%, 3/7/08	150
165,437	Citicorp Mortgage Securities, Inc., 5.75%, 2/25/33	168
261,515	CWL 2003-1 3A, 1.44%, 6/25/33	262
150,000	Discover Card Master Trust, 1.45%,4/15/08	150
200,000	Distribution Financial Services Floorplan Master, 1.49%, 4/15/07	201
95,254	Fifth Third Mortgage Loan Trust, 3.78%, 11/19/32	96
150,000	First Bankcard Master Credit Card Trust, 2001-1A B, 1.52%, 11/15/06	150
185,524	First Horizon, 4.905%, 3/25/33	187
276,909	Granite Mortgages, 1.34%, 1/20/20	277
300,000	Household Private Label Credit Card Master, 4.95%, 6/16/08	303
175,015	Lehman Brothers Floating Rate Commerical, 1.40%, 12/16/14	175
214,422	Mellon Residential Funding Corp., 1.53%, 11/15/32	214
25,237	MFN Auto Receivables Trust, 5.07%, 6/15/07	25
225,000	Option One Mortgage Loan Trust, 1.85%, 2/25/32	223
32,321	Provident Bank Equipment Lease Trust 2000-1A C, 1.95%, 11/25/11	32
279,293	Puma Finance Ltd., 1.36%, 8/8/34	280
400,000	Residential Asset Mortgage, 3.495%, 5/25/28	403
143,593	SASC 2002-16A Class 2A1, 5.55, 8/25/32	147
392,774	Saxon Asset Securities Trust, 1.37%, 2/25/35	393
191,333	Structured Asset Mortgage Investments Inc., 3.35%, 3/25/32	193
80,157	Washington Mutual, 2.735%, 12/25/40	81
250,000	William Street Funding Corp., 1.469%, 4/23/06	250
Corporate Bond (33%)
175,000	Aegon NV, 1.33%, 5/13/05	175
160,000	Alcoa Inc., 1.40%, 12/6/04	160
125,000	Allied Waste North America 144A, 5.75%, 2/15/11 (b)	120
200,000	American Electric Power Co. Inc., 6.125%, 5/15/06	213
175,000	American Express, 5.50%, 9/12/06	186
130,000	AmerisourceBergen Corp., 8.125%, 9/1/08	144
100,000	Autonation Inc., 9.00%, 8/1/08	114
175,000	Bank One Corp., 7.625%, 8/1/05	187
110,000	British Telecom PLC, 7.875%, 12/15/05	119
100,000	Chesapeake Energy Corp., 8.375%, 11/1/08	110
100,000	Cinergy Corp., 6.25%, 9/1/04	101
100,000	Comcast Cable Communications, 8.125%, 5/1/04	100

Principal or Shares	Security Description	Value (000)
125,000	Corp Andina De Fomento, 1.52%, 1/26/07	$125
175,000	Countrywide Home Loan, 5.25%, 6/15/04	176
175,000	Credit Suisse FB USA Inc., 1.39%, 6/19/06	176
125,000	CSC Holdings Inc., 7.25%, 7/15/08	130
125,000	D.R. Horton, Inc., 8.00%, 2/1/09	138
90,000	DaimlerChrysler NA Holdings, 3.40%, 12/15/04	91
125,000	Dana Corp., 6.50%, 3/1/09	131
100,000	Deutsche Telekom, 8.25%, 6/15/05	106
190,000	Dominion Resources Inc., 7.625%, 7/15/05	202
60,000	Echostar DBS Corp. 144A, 4.36%, 10/1/08 (b)	62
225,000	EOP Operating LP, 6.625%, 2/15/05	233
215,000	Ford Motor Credit, 7.60%, 8/1/05	227
200,000	FPL Group Capital Inc., 1.41%, 3/30/05	200
100,000	Gap Inc., 6.90%, 9/15/07	110
175,000	General Dynamics Corp., 1.34%, 9/1/04	175
200,000	General Electric Cap Corp., 1.21%, 3/9/07	200
160,000	Georgia Power Co., 1.245%, 2/18/05	160
125,000	Georgia-Pacific Corp., 7.50%, 5/15/06	133
200,000	GMAC, 1.995%, 5/18/06	200
180,000	Goldman Sachs Group Inc., 1.28%, 1/09/07	180
125,000	Grant Prideco Escrow, 9.00%, 12/15/09	139
250,000	Greenwich Capital, 1.00%, 7/7/04	250
100,000	Harrahs Operating Co., 7.875%, 12/15/05	107
100,000	HCA-Healthcare, 7.125%, 6/1/06	106
74,000	Host Marriott Corp., 7.875%, 8/1/08	76
100,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	109
150,000	IBM Corp., 1.235%, 9/10/04	150
170,000	Int’l Lease Finance Corp., 2.39%, 1/13/05	171
175,000	John Deere Capital Corp., 1.38%, 7/11/05	175
125,000	KB Home, 8.625%, 12/15/08	137
100,000	Kellogg Co., 6.00%, 4/1/06	106
120,000	Kinder Morgan Inc., 6.65%, 3/1/05	125
175,000	Lehman Brothers Holdings, 6.25%, 5/15/06	187
125,000	Liberty Media Corp., 2.61%, 9/17/06	127
35,000	Mandalay Resort Group, 10.25%, 8/1/07	41
100,000	Mandalay Resort Group, 6.45%, 2/1/06	105
100,000	Masco Corp., 6.75%, 3/15/06	107
175,000	McDonald’s Corp., 5.15%, 7/1/04	176
200,000	Merrill Lynch, 1.295%, 1/26/07	200
250,000	Morgan Stanley, 1.28%, 1/12/07	250
120,000	Nisource Finance Corp., 1.88%, 5/4/05	120
100,000	Panamsat Corp., 6.375%, 1/15/08	103
100,000	Park Place Entertainment Corp., 7.875%, 12/15/05	106
150,000	Pemex Project Funding Master Trust, 8.50%, 2/15/08	170
100,000	Penney (JC) Co., 7.60%, 4/1/07	110
100,000	Petronas, 7.125%, 10/18/06	109
95,000	PG&E Corp., 1.81%, 4/3/06	95
125,000	PSEG Energy Holdings, 8.625%, 2/15/08	134
125,000	Ryland Group, 8.00%, 8/15/06	137
378,789	Samsung Capital Auto, 1.46%, 5/23/08	379
200,000	Societe Generale, 1.00%, 7/19/04	200
125,000	Starwood Hotels Resorts, 7.375%, 5/1/07	134
150,000	Telefonos De Mexico, 8.25%, 1/26/06	162
190,000	Time Warner Inc., 7.75%, 6/15/05	201

Semi-Annual Report	8

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
100,000	Unisys Corp., 8.125%, 6/1/06	$109
100,000	United Industries Corp., 9.875%, 4/1/09	105
160,000	Vodafone Group PLC, 7.625%, 2/15/05	167
150,000	Walt Disney Co., 4.875%, 7/2/04	151
Foreign Government (4%)
161,905	Bulgaria Government Bond, 2.00%, 7/28/12	159
129,079	Croatia, 2.00%, 7/31/06	129
100,000	Republic of Chile, 1.57%, 1/28/08	100
100,000	Republic of Panama, 8.25%, 4/22/08	111
125,000	Republic of South Africa, 9.125%, 5/19/09	148
150,000	Russia, 8.25%, 3/31/10	162
360,000	UKT, 6.75%, 11/26/04	648
125,000	United Mexican States, 10.375%, 2/17/09	153
Mortgage Backed Securities (29%)
614,389	Bear Stearns ARM, 2.715%, 6/25/31	632
109,519	Bear Stearns ARM 2001-1 A3 Trust, 3.885%, 12/25/40	110
103,217	Countrywide Asset-Backed Certificates, 1.60%, 9/25/32	104
108,283	Countrywide Home Loans, 4.817%, 9/19/32	110
23,894	Drexel Burnham Lambert CMO Trust, 1.875%, 5/1/16	24
570,630	Fannie Mae Whole Loan, 4.545%, 2/25/44	592
244,637	FannieMae Whole Loan, 4.799%, 10/25/42	254
223,713	FHLMC #789347, 5.714%, 4/1/32	229
67,444	FNMA # 654443, 6.062%, 7/1/32	67
421,066	FNMA #323682, 3.339%, 8/1/27	434
602,260	FNMA #661027, 2.39%, 7/1/27	617
353,723	FNMA #705864, 3.604%, 6/1/33	360
339,992	FNMA #708712, 4.37%, 6/1/33	346
1,153,544	FNMA #749025, 2.359%, 12/1/28	1,182
427,974	FNMA 665387, 2.43%, 8/1/32	439
121,459	FNMA ARM #490626, 3.50%, 11/1/28	123
8,110,845	FNMA, 1.268%, 3/25/34	298
363,096	FNMA, 4.54%, 5/25/42	372
109,135	GNMA 2002-24, 1.65%, 4/16/32	110
197,175	Impac CMB Trust, 1.36%, 4/25/34	196
116,874	Merrill Lynch Mortgage Investors Inc., 3.981%, 12/25/32	118
3,857,347	MLCC Mortgage Investors Inc., 1.25155%, 3/25/28	122
514,069	Prime Mortgage Trust, 6.00%, 2/25/34	522
31,664	Residential Asset Securitization Trust, 5.697%, 7/25/32	32
236,141	RFMSI 2003-S8 A1, 5.00%, 5/25/18	241
319,032	Salomon Brothers Mortgage Securities, 6.50%, 6/25/26	331
167,419	Sequoia Mortgage Trust, 1.50%, 10/20/27	168
315,424	Structured Asset Mortgage Investments Inc., 4.873%, 7/25/32	325
710,558	Structured Asset Securities Corp., 3.698%, 3/25/33	734
59,622	WAMU 2000-1 M2, 1.90%, 1/25/40	60
1,492,362	Washington Mutual, IO, 0.653%, 11/26/07	10
Exchange Traded Funds (1%)
3,000	S&P 500 Depository Receipt	333
U.S. Government Agency** (10%)
700,000	FHLB, 3.375%, 6/15/04	702
1,300,000	FHLMC Disc. Note, 1.00%, 7/13/04	1,297
1,000,000	FHLMC Disc. Note, 1.00%, 8/17/04	997
300,000	FNMA Disc. Note, 1.00%, 5/13/14	300

Total Bonds and Notes		31,725

Principal or Shares	Security Description	Value (000)
Investment Companies (4%)
1,045,301	Bunker Hill Money Market Fund*	$1,045

Total (Cost - $32,748) (a) (102%)		32,770
Liabilities in excess of Other Assets (-2%)		(594)

Net Assets (100%)		$32,176

*	Affiliated Investment
**	Discount rate at time of purchase.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$117
Unrealized depreciation	(95)

Net unrealized appreciation	$22

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Contract Value	Unrealized Depreciation
115	S&P 500	Jun-04	$31,800	$(1,100)

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Pay Fixed U.S. 4 year IRS Swap	Sept-07	$1,000	$12
Pay Fixed U.S. 2 year IRS Swap	Jun-06	5,000	73

		$6,000	$85

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Liabilities:
05/04/2004	British Pound (Buy 376,000)	1.7775	$666	$2

See notes to financial statements.

9	Paydenfunds

The Fund seeks long-term capital appreciation by generally investing in stocks of the 1,000 largest capitalized U.S. companies that display the ability to sustain earnings growth and up to 20% in foreign corporations.

Top 5 Equity Holdings
Pfizer, Inc.	2.0%
Stryker	1.9%
eBay Inc.	1.7%
Varian Medical Systems, Inc.	1.7%
Mandalay Resort Group	1.7%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Common Stocks (93%)
Consumer Discretionary (14%)
6,600	Chico’s FAS Inc. (b)	$269
4,200	eBay Inc. (b)	335
5,000	Hovnanian Enterprises, Inc. (b)	180
9,400	99 Cents Only Stores (b)	186
8,600	InterActiveCorp (b)	274
11,300	Time Warner Inc. (b)	190
7,200	Home Depot, Inc.	253
6,100	Family Dollar Stores Inc.	196
15,500	Sharp Corp.	279
5,600	Mandalay Resort Group	322
7,400	Applebee’s International Inc.	287
Consumer Staples (4%)
2,500	Whole Foods Market Inc.	200
5,400	Coca-Cola Company	273
8,000	CVS Corp.	309
Energy (5%)
18,600	Chesapeake Energy Corp.	256
6,600	Halliburton Co.	197
9,800	National-Oilwell Inc. (b)	274
6,300	Occidental Petroleum Corp.	297
Financial (7%)
3,900	American International Group	279
14,500	Friedman Billings Ramsey-A	268
32,000	Instinet Group Inc.	209
5,200	Simon Property Group Inc.	251
4,000	Wachovia Corp.	183
4,300	TCF Financial Corp.	213
Health Care (23%)
10,900	Pfizer, Inc.	390
4,300	Guidant Corp.	271
9,200	Shire Pharmaceuticals Group PLC (b)	255
1,500	Genentech, Inc. (b)	184
4,300	Forest Laboratories, Inc. (b)	277
3,300	Allergan Inc.	291
6,000	3Lincare Holdings Inc. (b)	208
6,000	Conventry Health Care Inc.	251
8,400	Medimmune Inc. (b)	204
4,050	Eon Labs Inc. (b)	266
5,700	DaVita Inc. (b)	291
6,200	Omnicare, Inc.	257
3,700	Stryker	366
3,800	Varian Medical Systems, Inc.	326
3,600	Zimmer Holdings Inc (b)	287
Industrial (13%)
6,700	Frontline Ltd.	171
2,900	Northrop Grumman Corp.	288
3,500	3M Co.	303
4,600	Jacobs Engineering Group	192
13,700	Southwest Airlines	196
3,400	Apollo Group Inc - CL A (b)	309
3,500	University of Phoenix Online (b)	305
3,800	Cintas Corp.	171
7,700	General Electric Co.	231

Principal or Shares	Security Description	Value (000)
5,300	Pentair Inc.	$316
Materials (2%)
8,900	Consol Energy Inc.	255
5,300	Newmont Mining Corp.	198
Technology (20%)
18,600	Activision, Inc. (b)	280
16,200	Sanmina-SCI Corp. (b)	162
5,000	Analog Devices Inc.	213
3,900	Anheuser-Bush Cos.	200
6,700	Automatic Data Processing Inc.	294
42,800	Brocade Communications Systems (b)	229
6,300	Certegy Inc.	225
10,000	Cisco Systems Inc. (b)	209
16,500	CNET Networks Inc. (b)	141
6,300	Cognizant Technology Solutions Corp. (b)	273
5,700	Computer Sciences Corp. (b)	233
2,000	Intl Business Machines Corp.	176
24,200	Oracle Corp. (b)	272
10,700	Peoplesoft, Inc. (b)	181
4,900	Qualcomm, Inc.	306
5,000	Symantec Corp. (b)	225
16,444	Taiwan Semiconductor Manufacturing Co. Ltd. (b)	157
Telecommunications (1%)
15,700	China Mobile (Hong Kong) Ltd.	208
Utility (4%)
13,000	Duke Energy Corp.	274
5,700	AGL Resources Inc.	163
2,500	Huaneng Power International Inc.	183
3,100	Kinder Morgan, Inc.	187

Total Common Stocks		17,827
Investment Companies (7%)
1,349,921	Bunker Hill Money Market Fund*	1,350

Total (Cost - $17,676) (a) (100%)		19,177
Liabilities in excess of Other Assets (0%)		(18)

Net Assets (100%)		$19,159

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securiteis as follows:

Unrealized appreciation	$2,123
Unrealized depreciation	(622)

Net unrealized appreciation	$1,501

(b)	Non-income producing security.

Semi-Annual Report	10

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
2	S&P 500	Jun-2004	$553	$(17)

See notes to financial statements.

11	Paydenfunds

The Fund seeks long-term capital appreciation by generally investing in stocks of small capitalization U.S. companies with superior growth potential and up to 20% in foreign corporations.

Top 5 Equity Holdings
Vaxgen, Inc.	2.6%
ITT Educational Services Inc.	2.5%
Enzon Pharmaceuticals Inc.	2.2%
KCS Energy Inc.	2.1%
InterDigital Communications Corp.	2.0%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Common Stock (91%)
Consumer Discretionary (16%)
20,600	Chicago Pizza & Brewery Inc. (b)	$272
5,100	Choice Hotels International, Inc.	229
21,600	Drugstore.com Inc. (b)	100
11,650	Hot Topic Inc. (b)	259
9,700	K-Swiss Inc.	189
2,300	Meritage Corp.	156
3,000	Ryland Group	237
11,600	Select Comfort Corp. (b)	281
7,200	The Finish Line Inc. (b)	241
7,800	West Marine Inc. (b)	227
2,350	William Lyons Homes Inc. (b)	207
Consumer Staples (5%)
10,100	Hain Celestial Group, Inc. (b)	200
6,950	NBTY, Inc. (b)	258
9,200	United Natural Foods Inc. (b)	230
Energy (4%)
6,900	Comstock Resources, Inc. (b)	140
25,950	KCS Energy Inc. (b)	312
9,400	Patina Oil & Gas Corp.	261
Finance/Brokerage (8%)
13,300	BankAtlantic Bancorp Inc.	208
9,750	Cash America International, Inc.	209
16,700	Knight Trading Group, Inc. (b)	194
3,700	Redwood Trust Inc.	161
22,050	The Phoenix Cos., Inc.	279
12,350	Wilshire State Bank (b)	295
Health Care (27%)
12,100	Align Technology Inc. (b)	210
9,600	American Healthways Inc. (b)	233
12,000	ARIAD Pharmaceuticals Inc. (b)	136
14,400	Bio-Reference Laboratories, Inc. (b)	192
22,400	Enzon Pharmaceuticals Inc. (b)	325
6,900	eResearch Technology, Inc. (b)	217
9,600	First Horizon Pharmaceutical Corp. (b)	149
6,900	Gen-Probe Incorporated (b)	230
7,700	IDX Systems Corp. (b)	244
10,600	Impax Laboratories Inc. (b)	221
4,800	Kos Pharmaceuticals Inc. (b)	198
8,200	NPS Pharmaceuticals, Inc. (b)	205
8,800	Protein Design Labs (b)	215
4,000	QLT Inc. (b)	108
9,600	Synovis Life Technologies, Inc. (b)	154
8,300	United Surgical Partners International Inc. (b)	301
24,450	Urologix Inc. (b)	298
25,800	Vaxgen, Inc. (b)	391
Industrial (8%)
71,850	Capstone Turbine Corporation (b)	183
9,450	ITT Educational Services Inc.	381
25,300	Jacuzzi Brands Inc. (b)	221
18,100	Orbital Sciences Corp. (b)	233
20,000	Power-One Inc. (b)	172

Principal or Shares	Security Description	Value (000)
Materials (3%)
17,000	Pan American Silver Corp. (b)	$224
22,500	Silver Standard Resources Inc. (b)	238
Education (1%)
16,400	PLATO Learning Inc. (b)	150
Technology (16%)
3,800	Cabot Microelectronics Corp. (b)	112
4,800	InfoSpace Inc. (b)	157
17,500	InterDigital Communications Corp. (b)	305
8,800	J2 Global Communications Inc. (b)	204
21,200	Microsemi Corp.	230
5,700	Microstrategy Inc. - CL. A (b)	274
20,050	Neoware Systems Inc. (b)	179
11,450	Omnivision Technologies Inc. (b)	255
4,300	Rogers Corp. (b)	257
10,600	Silicon Storage Technology, Inc. (b)	140
19,400	ValueClick, Inc. (b)	201
Telecommunications (1%)
6,900	Golden Telecom Inc.	195
Utility (2%)
18,000	Allegheny Energy Inc. (b)	248

Total Common Stocks		13,734
Investment Companies (9%)
1,359,722	Bunker Hill Money Market Fund*	1,360

Total (Cost - $15,624) (a) (100%)		15,094
Liabilities in excess of Other Assets (0%)		(22)

Net Assets (100%)		$15,072

*	Affiliated Investment

All of the securities except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$792
Unrealized depreciation	(1,322)

Net unrealized depreciation	$(530)

(b)	Non-income producing security.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
2	Russell 2000	Jun-2004	$559	$(40)

Semi-Annual Report	12

See notes to financial statements.

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition
Agency	52%
Treasury	19%
Repurchase Agreements	25%
Cash Equivalent	4%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
U.S. Treasury Bill (a) (19%)
30,000,000	U.S. Treasury Bill, .92%, 5/27/04	$29,983
35,000,000	U.S. Treasury Bill, .94%, 7/15/04	34,934
U.S. Government Agency (a) (52%)
21,732,000	FFCB Disc Note, 1.03%, 5/6/04	21,730
4,300,000	FFCB Disc Note, 1.14%, 9/1/04	4,283
4,000,000	FFCB Disc Note, 1.24%, 10/8/04	3,976
25,000,000	FHLB Disc Note, 1.00%, 5/14/04	24,993
4,000,000	FHLB Disc Note, 1.13%, 3/11/05	3,961
4,500,000	FHLB Disc Note, 1.20%, 2/15/05	4,457
4,000,000	FHLB Disc Note, 1.28%, 10/15/04	3,976
6,000,000	FHLB Disc Note, 1.28%, 4/27/05	5,997
3,000,000	FHLB Disc Note, 1.30%, 1/10/05	2,975
15,000,000	FHLMC Disc Note, 1.00%, 5/4/04	15,000
3,000,000	FHLMC Disc Note, 1.25%, 1/11/05	2,974
3,000,000	FHLMC Disc Note, 1.25%, 9/9/04	2,987
8,600,000	FHLMC Disc Note, 1.28%, 11/4/04	8,543
5,000,000	FHLMC Disc Note, 1.36%, 4/5/05	4,936
7,000,000	FMNA Disc Note, 1.17%, 9/17/04	6,968
4,000,000	FMNA Disc Note, 1.24%, 2/4/05	3,963
7,000,000	FMNA Disc Note, 1.25%, 7/23/04	6,980
18,500,000	FMNA Disc Note, 1.36%, 10/15/04	18,387
3,250,000	FMNA Disc Note, 1.80%, 5/27/05	3,250
25,000,000	TVA Disc Note, 1.04%, 5/6/04	24,998

Principal or Shares	Security Description	Value (000)
Investment Companies (4%)
12,925,693	Dreyfus Treasury Cash Management Fund	$12,926
Repurchase Agreements (26%)
30,000,000	Repurchase Agreement, 1.20% dated 04/30/04 with Morgan Stanley due 05/03/04, collateralized by $31,536,369 FNMA MBS, 5.00% due 09/01/18; (value $30,600,001) proceeds: $30,002,959 (cost - $30,000,000)	30,000
55,600,000	Repurchase Agreement, 1.03% dated 04/30/2004 with Lehman Brothers due 05/03/04, collateralized by $215,811,019 FNMA MBS, 5.00% to 9.00% due 06/01/10 to 04/01/18; (value $56,709,008) proceeds: $55,604,707 (cost $56,600,000)	55,600

Total (Cost - $338,777) (101%)		338,777
Liabilities in excess of Other Assets (-1%)		(3,500)

Net Assets (100%)		$335,277

(a)	Discount rate at time of purchase.

See notes to financial statements.

13	Paydenfunds

The Fund seeks a total return greater than a money market fund with the preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity of one and one-half years.

Credit Quality
AAA	67%
AA	8%
A	14%
BBB	11%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (38%)
3,902,357	Ameriquest Mortgage Securities Inc., 1.47%, 1/25/34	$3,916
6,065,000	BMW Vehicle Owner Trust, 1.94%, 2/25/07	6,073
3,666,160	Countrywide Asset-Backed, 3.735%, 5/25/30	3,691
127,983	Capital Auto Receivables Asset Trust, 1.71%, 1/18/05	128
7,000,000	Capital Auto Receivables Asset Trust, 1.40%, 5/15/06	6,984
5,600,000	Capital One Auto Finance Trust, 2001-A A4, 5.40%, 5/15/08	5,764
4,307,965	Centex Home Equity, 1.30%, 3/25/34	4,308
7,128,553	Chase Manhattan Auto Owner Trust, 5.07%, 2/15/08	7,269
8,750,000	Citibank Credit Card Master Trust, 6.65%, 11/15/06	8,995
2,100,000	Citibank Credit Card Issuance Trust, 1.42%, 3/7/08	2,106
2,400,000	Daimler Chrysler Auto Trust, 1.41%, 11/8/06	2,393
7,000,000	Discover Card Master Trust I, 6.85%, 7/17/07	7,255
2,000,000	Distribution Financial Services Floorplan Master, 1.49%, 4/15/07	2,005
5,262,237	First Franklin Mortgage Loan, 1.34%, 11/25/34	5,262
6,625,000	Fleet Credit Card Master Trust, 3.86%, 3/15/07	6,684
2,500,000	FCCMT 2001-C B, 4.19%, 3/15/07	2,525
8,000,000	Ford Credit Auto Owner Trust, 4.36%, 9/15/06	8,193
3,000,000	HAMNT 2003-3 B, 1.39%, 8/15/08	3,000
1,500,000	Household Automotive Trust, 5.39%, 8/17/08	1,550
3,000,000	Household Private Label Credit Card Master, 4.95%, 6/16/08	3,030
1,700,000	MBNA Master Credit Card Trust, 6.55%, 1/15/07	1,726
2,440,000	MBNA Master Credit Card Trust, 6.35%, 12/15/06	2,466
2,000,000	MBNAM 1999-G B, 6.60%, 12/15/06	2,022
637,977	Morgan Stanley ABS Capital, 1.35%, 11/25/32	638
4,450,000	Nissan Auto Receivables Owner Trust, 1.40%, 7/17/06	4,438
430,948	Provident Bank Equipment Lease Trust 2000-1A C, 1.95%, 11/25/11	432
4,889,072	Wells Fargo Auto Owner Trust, 1.0725%, 3/15/05	4,889
7,000,000	Whole Auto Loan Trust, 2.60%, 8/15/06	7,048
Corporate Bonds (28%)
3,000,000	American Express Credit Corp., 1.24%, 9/19/06	3,002
2,500,000	AOL Time Warner Inc., 5.625%, 5/01/05	2,591
1,200,000	Appalachian Power Company, 4.80%, 6/15/05	1,232
2,750,000	ASIF Global Financing 144A, 1.21%, 5/3/07 (b)	2,748
2,000,000	Bank One Corp., 1.25%, 8/11/06	2,002
2,415,000	British Telecom PLC, 7.875%, 12/15/05	2,614
1,045,000	Caterpillar Financial Services Corporation, 5.95%, 05/01/06	1,111
1,200,000	Cinergy Corp., 6.25%, 9/1/04	1,218
2,500,000	Citigroup Inc., 6.75%, 12/1/05	2,673
1,000,000	Comcast Cable Communications, 8.125%, 5/1/04	1,000
2,000,000	ConAgra Inc., 7.5%, 9/15/05	2,134
1,300,000	Corp Andina De Fomento, 1.52%, 1/26/07	1,300
2,000,000	Countrywide Home Loan, 1.60%, 6/2/06	2,014
1,300,000	DaimlerChrysler NA Holding, 7.40%, 1/20/05	1,350
1,300,000	Deutsche Telekom, 8.25%, 6/15/05	1,384

Principal or Shares	Security Description	Value (000)
2,300,000	Dominion Resources Inc., 7.625%, 7/15/05	$2,446
2,400,000	EOP Operating LP, 6.625%, 2/15/05	2,485
1,200,000	ERP Operating LP, 7.10%, 6/23/04	1,209
1,700,000	Ford Motor Credit, 7.60%, 8/1/05	1,796
2,753,000	FPL Group Capital Inc., 1.41%, 3/30/05	2,754
2,750,000	General Electric Cap Corp., 1.21%, 3/9/07	2,754
2,500,000	GMAC, 1.995%, 5/18/06	2,500
2,750,000	Goldman Sachs Group Inc., 1.28%, 1/09/07	2,751
2,500,000	Honeywell Int’l, 6.875%, 10/3/05	2,661
2,000,000	Int’l Lease Finance Corp., 2.37%, 8/1/05	2,027
1,300,000	Kinder Morgan Inc., 6.65%, 3/1/05	1,350
925,000	Lehman Brothers Holdings, 6.25%, 5/15/06	989
1,300,000	Liberty Media Corp., 2.61%, 9/17/06	1,323
1,000,000	Masco Corp. 144A, 1.37%, 3/9/07 (b)	1,000
1,440,000	Masco Corp., 6.75%, 3/15/06	1,544
1,300,000	MBNA America Bank NA 144A, 7.75%, 9/15/05 (b)	1,391
2,500,000	Merrill Lynch, 1.295%, 1/26/07	2,499
2,800,000	Morgan Stanley, 1.28%, 1/12/07	2,802
1,550,000	National Rural Utilities, 6.00%, 5/15/06	1,652
1,400,000	Nisource Finance Corp., 1.88%, 5/4/05	1,400
1,400,000	Pemex Master Trust 144A, 2.64%, 1/7/05 (b)	1,413
1,290,000	PG&E Corp., 1.81%, 4/3/06	1,290
1,345,000	Republic of Chile, 1.57%, 1/28/08	1,348
1,800,000	SLM Corp., 1.29%, 1/25/07	1,800
2,625,000	Viacom Inc., 7.75%, 6/1/05	2,786
1,400,000	Walt Disney Co., 4.875%, 7/2/04	1,408
1,500,000	Washington Mutual, 1.52%, 7/25/06	1,508
2,900,000	Wells Fargo & Co., 1.20%, 9/15/06	2,903
Emerging Market (0%)
800,000	United Mexican States, 1.84%, 1/13/09	800
Mortgage Backed Securities (19%)
1,419,745	ABN Amro Mortgage Corp., 5.85%, 6/25/32	1,440
4,108,484	Bear Stearns Alt-A Trust, 2.706%, 3/25/34	4,108
420,930	Bear Stearns ARM 2001-1 A3 Trust, 3.885%, 12/25/40	421
3,211,313	Crusade Global Trust, 1.35%, 1/17/34	3,213
1,874,374	FHLMC #2239, 1.55%, 3/15/24	1,886
2,455,640	FHLMC #846423, 3.457%, 5/1/25	2,545
3,580,000	FHLMC, 3.50%, 8/15/15	3,620
523,687	FHR #2395 FT, 1.55%, 12/15/31	526
3,310,783	FHSF, 1.93%, 12/15/06	3,294
908,184	FNMA #323682, 3.339%, 8/1/27	935
1,195,425	FNMA #543364 ARM, 3.30%, 5/1/21	1,230
2,156,672	FNMA #613633, 2.30%, 10/1/26	2,197
1,047,940	FNMA ARM, 5.28%, 4/1/28	1,078
377,093	FNMA, 1.25%, 2/25/18	377
5,988,723	FNMA, 3.50%, 5/25/15	6,005
3,133,676	FNMA, 5%, 3/25/10	3,163
3,568,350	FNMA, 5.50%, 9/25/13	3,589
1,465,671	GNMA, 1.55%, 11/16/29	1,470
3,750,960	Morgan Stanley Mortgage Loan Trust, 5.246%, 2/25/34	3,844
4,531,881	Prime Mortgage Trust, 5.50%, 6/25/33	4,621
2,929,835	Sequoia Mortgage Trust, 1.50%, 10/20/27	2,933

Semi-Annual Report	14

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
402,341	Structured Asset Mortgage Investments Inc., 4.44%, 3/25/32	$407
3,439,704	Structured Asset Mortgage Investments Inc., 4.873%, 7/25/32	3,547
1,204,129	Washington Mutual, 2.735%, 12/25/40	1,209
U.S. Treasury (12%)
7,500,000	U.S. Treasury Note, 2.00%, 5/15/06	7,450
30,000,000	U.S. Treasury Note, 1.625%, 9/30/05	29,884
Investment Companies (3%)
5,926,714	Bunker Hill Money Market Fund*	5,927

Total (Cost - $299,181) (a) (100%)		298,670
Other Assets, net of Liabilities (0%)		292

Net Assets (100%)		$298,962

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$214
Unrealized depreciation	(725)

Net unrealized depreciation	$(511)

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

15	Paydenfunds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity of three years.

Credit Quality
AAA	57%
AA	9%
A	17%
BBB	11%
BB	6%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (7%)
3,689	Banc of America Commercial Mortgage Inc., 6.801%, 7/15/04	$4
652,407	Chase Funding Mortgage Asset Backed, 5.039%, 12/25/23	655
3,275,094	Countrywide Asset-Backed Certificates, 1.40%, 6/25/33	3,283
2,550,000	Distribution Financial Services Floorplan Master, 1.49%, 4/15/07	2,556
3,000,000	FCCMT 2001-C B, 4.19%, 3/15/07	3,030
3,000,000	MBNAM 1999-G B, 6.60%, 12/15/06	3,032
666,346	Morgan Stanley Capital, 6.22%, 6/3/30	688
4,573,942	Residential Funding Mortgage Securities, 1.23%, 7/25/18	4,574
5,830,508	SLM Student Loan Trust, 1.25%, 6/15/16	5,838
Corporate Bonds (32%)
1,660,000	Allstate Corp., 7.875%, 5/1/05	1,755
1,620,000	American Electric Power Co. Inc., 6.125%, 5/15/06	1,723
2,675,000	American Express Credit Corp., 1.24%, 9/19/06	2,677
1,473,000	AT&T Wireless Services Inc., 7.35%, 3/1/06	1,594
1,810,000	Bank of America, 7.875%, 5/16/05	1,920
1,000,000	Bank One Corp., 1.25%, 8/11/06	1,001
1,480,000	Bank One Corp., 6.50%, 2/1/06	1,580
1,120,000	Bear Stearns Co., Inc., 6.50%, 5/1/06	1,201
1,500,000	Bellsouth Corp., 5.00%, 10/15/06	1,570
780,000	BP Capital Markets PLC, 4.625%, 5/27/05	802
750,000	Capital One Bank, 8.25%, 6/15/05	798
1,460,000	Cendant Corp., 6.875%, 8/15/06	1,582
970,000	Citigroup Inc., 5.50%, 8/9/06	1,029
1,490,000	Clear Channel Communication, 6.00%, 11/1/06	1,585
750,000	ConAgra Inc., 7.5%, 9/15/05	800
1,500,000	Corp Andina de Fomento, 1.52%, 1/26/07	1,500
1,255,000	Countrywide Home Loan, 3.50%, 12/19/05	1,273
1,845,000	DaimlerChrysler NA Holding Corp., 6.40%, 5/15/06	1,963
1,480,000	Deutsche Telekom, 8.25%, 6/15/05	1,575
1,600,000	Devon Energy Corp., 2.75%, 8/1/06	1,591
760,000	Diageo Capital PLC, 6.125%, 8/15/05	798
1,720,000	Dominion Resources Inc., 7.625%, 7/15/05	1,829
700,000	Echostar DBS Corp. 144A, 4.36%, 10/1/08 (b)	728
3,090,000	Ford Motor Credit Co., 6.50%, 1/25/07	3,277
1,554,000	FPL Group Capital Inc., 3.25%, 4/11/06	1,571
1,460,000	France Telecom, 8.20%, 3/1/06	1,588
2,225,000	General Dynamics Corp., 1.34%, 9/1/04	2,226
1,600,000	General Dynamics Corp., 2.125%, 5/15/06	1,581
2,000,000	General Electric Cap Corp., 1.21%, 3/9/07	2,003
1,480,000	General Electric Capital, 6.80%, 11/1/05	1,579
3,020,000	General Motors Acceptance Corp., 6.125%, 2/01/07	3,188
1,400,000	GMAC, 1.995%, 5/18/06	1,400
1,558,000	Goldman Sachs Group Inc., 7.625%, 8/17/05	1,661
1,480,000	Household Finance Corp., 5.75%, 1/30/07	1,576
1,200,000	IBM Corp., 1.235%, 9/10/04	1,201
1,180,000	International Lease Finance Corp., 4.00%, 1/17/06	1,209
1,700,000	John Deere Cap 1.71%, 9/17/04	1,703
1,470,000	Kellogg Co., 6.00%, 4/1/06	1,560

Principal or Shares	Security Description	Value (000)
1,900,000	Lehman Brothers Holdings, 6.25%, 5/15/06	$2,031
1,590,000	Liberty Media Corp., 3.50%, 9/25/06	1,593
1,480,000	Masco Corp., 6.75%, 3/15/06	1,587
1,480,000	MBNA America Bank, 6.50%, 6/20/06	1,586
1,870,000	Merrill Lynch, 6.13%, 5/16/06	1,999
2,400,000	Morgan Stanley Dean Witter, 6.10%, 4/15/06	2,558
800,000	Morgan Stanley Group, 1.39%, 3/27/06	802
1,420,000	National Rural Utilities, 6.00%, 5/15/06	1,513
3,000,000	New York Life Global Funding 144A, 1.18%, 2/26/07 (b)	2,998
1,300,000	Nisource Finance Corp., 1.88%, 5/4/05	1,300
1,550,000	Nisource Finance Corp., 7.625%, 11/15/05	1,665
1,760,000	Phillips Petroleum, 8.50%, 5/25/05	1,879
1,880,000	SBC Communications Inc., 5.75%, 5/02/06	1,989
1,700,000	Southtrust Bank, 1.20%, 5/24/04	1,700
1,870,000	Sprint Capital Corp., 6.00%, 1/15/07	1,988
1,720,000	TCI Communications Inc., 6.875%, 2/15/06	1,837
1,570,000	Telefonica Europe, 7.35%, 9/15/05	1,673
1,690,000	Time Warner Inc., 6.125%, 4/15/06	1,792
1,600,000	Verizon Global Funding Corp., 6.75%, 12/1/05	1,707
1,660,000	Viacom Inc., 7.75%, 6/1/05	1,762
2,000,000	Wal-Mart Stores, 1.078%, 2/22/05	2,000
1,580,000	Washington Mutual Inc., 7.50%, 8/15/06	1,736
2,236,000	Wells Fargo Co., 7.25%, 8/24/05	2,383
3,000,000	World Savings Bank, 1.12%, 3/2/06	2,999
Emerging Market (3%)
769,048	Bulgaria Government Bond, 2.00%, 7/28/12	755
688,419	Croatia, 2.00%, 7/31/06	688
600,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	656
500,000	Pemex Project Funding Master Trust, 8.50%, 2/15/08	565
700,000	Petroliam Nasional Berhad 144A, 7.125%, 10/18/06 (b)	765
600,000	Republic of Panama, 8.25%, 4/22/08	663
970,000	Republic of South Africa, 9.125%, 5/19/09	1,147
270,000	Russian Federation 144A, 10.00%, 6/26/07 (b)	306
500,000	Russian Federation, 10.00%, 6/26/07	569
750,000	Telefonos de Mexico, 8.25%, 1/26/06	812
700,000	Tenaga Nasional, 7.625%, 4/29/07	773
630,000	United Mexican States, 10.375%, 2/17/09	773
High Yield (5%)
650,000	Allied Waste North America 144A, 5.75%, 2/15/11 (b)	624
630,000	American Standard, 7.375%, 2/01/08	690
700,000	AmerisourceBergen Corp., 8.125%, 9/1/08	774
650,000	Autonation Inc., 9.00%, 8/1/08	741
600,000	Chesapeake Energy Corp., 8.375%, 11/1/08	658
325,000	CSC Holdings Inc., 8.125%, 07/15/09	347
650,000	D.R. Horton, Inc., 8.00%, 2/1/09	718
825,918	DirectTV Holdings LLC, 4.86%, 3/6/10	837
100,000	Echostar DBS Corp. 144A, 6.375%, 10/1/11 (b)	101
800,000	Gap Inc., 6.90%, 9/15/07	880
750,000	Georgia-Pacific Corp., 7.50%, 5/15/06	801
750,000	Harrahs Operating Co., 7.875%, 12/15/05	803

Semi-Annual Report	16

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
800,000	HCA Inc., 7.875%, 2/1/11	$883
338,000	Host Marriott Corp., 7.875%, 8/1/08	349
750,000	KB Home, 8.625%, 12/15/08	819
250,000	Mandalay Resort Group, 10.25%, 8/1/07	291
500,000	Mandalay Resort Group, 6.45%, 2/1/06	523
800,000	MGM Mirage Inc., 6%, 10/01/09	810
650,000	Panamsat Corp., 6.375%, 1/15/08	670
650,000	Park Place Entertainment Corp., 7.875%, 12/15/05	691
650,000	Penney (JC) Co., 7.60%, 4/1/07	713
650,000	Ryland Group, 8.00%, 8/15/06	710
800,000	SPX Corporation, 6.25%, 6/15/11	798
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	806
650,000	Unisys Corp., 8.125%, 6/1/06	705
1,000,000	Vivendi Universal Entertainment, 3.86%, 6/24/08	1,000
Mortgage Backed Securities (20%)
3,211,313	Crusade Global Trust, 1.35%, 1/17/34	3,213
1,332,587	FHLMC #1B02324, 5.754%, 4/1/32	1,364
2,500,000	FHLMC, 3.50%, 8/15/15	2,528
5,568,000	FHR 2676 LT, 3.00%, 4/15/17	5,591
2,500,000	FHR 2686 GA, 3.50%, 8/15/13	2,520
3,684,869	FN #701296 ARM, 4.325%, 3/1/33	3,739
6,838,342	FNMA #708229, 4.337%, 4/1/33	7,003
2,702,962	FNMA #755867, 4.325%, 12/1/33	2,736
2,491,527	FNMA #708219, 4.31%, 3/1/333	2,533
4,534,209	FNMA #743821, 4.941%, 11/1/33	4,648
2,244,800	FNMA, 3.50%, 9/25/09	2,271
1,400,000	Freddie Mac, 3.5%, 06/15/17	1,416
9,000,000	Freddie Mac, 3.5%, 11/15/09	9,117
1,875,100	GNR 2002-76, 1.30%, 1/16/31	1,875
4,300,000	Holmes Financing PLC, 1.29%, 1/15/08	4,305
2,974,084	Medallion Trust, 1.30%, 12/21/33	2,975
636,245	Medallion Trust, 1.31%, 12/18/31	637
3,087,683	Mellon Residential Funding Corp., 1.53% , 11/15/32	3,088
4,500,000	Permanent Financing PLC, 1.26%, 9/10/07	4,501
2,092,739	Sequoia Mortgage Trust, 1.50%, 10/20/27	2,095
Municipals (1%)
2,000,000	California Department of Water, 3.585%, 5/1/04	2,000
U.S. Government Agency (2%)
7,470,000	FNMA, 4.75%, 1/02/07	7,784

Principal or Shares	Security Description	Value (000)
U.S. Treasury (25%)
3,000,000	U.S. Treasury Bill, 1.00%, 6/17/04**	$2,997
5,000,000	U.S. Treasury Note, 1.625%, 10/31/05	4,974
13,780,000	U.S. Treasury Note, 2.00%, 5/15/06	13,687
17,271,000	U.S. Treasury Note, 2.00%, 8/31/05	17,305
25,000,000	U.S. Treasury Note, 2.25%, 2/15/07	24,662
19,450,000	U.S. Treasury Note, 2.625%, 11/15/06	19,436
1,330,000	U.S. Treasury Note, 5.625%, 2/15/06	1,410
Investment Companies (5%)
15,366,048	Bunker Hill Money Market Fund*	15,366

Total (Cost - $334,267) (a) (100%)		332,929
Liabilities in excess of Other Assets (0%)		(2,588)

Net Assets (100%)		$330,341

*	Affiliated Investment
**	Discount rate at time of purchase.

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delayed delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$615
Unrealized depreciation	(1,953)

Net unrealized depreciation	$(1,338)

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
345	U.S. Treasury 2 Year Note Future	Jun-04	$73,329	$(564)

See notes to financial statements.

17	Paydenfunds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. Government Obligations with an average portfolio maturity of less than four years.

Portfolio Composition
Mortgage Backed	37%
Treasury	36%
Agency	23%
Asset Backed	2%
Cash Equivalent	2%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (2%)
865,452	FNMA #380459, 6.27%, 7/1/05	$867
Mortgage Backed Securities (36%)
607,847	FHLMC #1B02324, 5.754%, 4/1/32	622
1,500,000	FHLMC #2659, 3.00%, 12/15/21	1,493
1,305,492	FHLMC ARM #789582, 5.927%, 7/1/32	1,338
1,900,000	FHR 2676 KM, 3.50%, 12/15/13	1,924
1,700,000	FHR 2676 LT, 3.00%, 4/15/17	1,707
3,013,784	FNMA #708229, 4.337%, 4/1/33	3,086
1,737,618	FNMA #755867, 4.325%, 12/1/33	1,759
1,400,000	FNMA, 3.50%, 11/25/09	1,416
2,000,000	FNMA, 3.50%, 12/25/10	2,030
836,525	FNMA, 6.00%, 5/25/08	844
2,000,000	FNR 2003-113 PG, 3.50%, 2/25/09	2,025
788,394	GNMA, 7.50%, 8/15/14	847
U.S. Government Agency** (23%)
3,600,000	FHLB, 1.875%, 6/15/06	3,550
900,000	Freddie Mac, 3.375%, 4/15/09	874
1,230,000	FNMA, 2.50%, 6/15/08	1,175
3,500,000	FNMA, 3.25%, 1/15/08	3,464
2,000,000	FNMA, 4.00%, 9/2/08	1,999
850,000	FNMA, 5.00%, 1/15/07	894
U.S. Treasury (36%)
2,500,000	U.S. Treasury Note, 2.375%, 8/15/06	2,493
1,250,000	U.S. Treasury Note, 2.625%, 5/15/08	1,217
3,800,000	U.S. Treasury Note, 2.625%, 3/15/09	3,637
6,350,000	U.S. Treasury Note, 3.25%, 8/15/07	6,403
4,800,000	U.S. Treasury Note, 4.375%, 5/15/07	5,005
Investment Companies (2%)
1,278,296	Bunker Hill Money Market Fund*	1,278

Total (Cost - $52,582) (a) (99%)		51,949
Other Assets, net of Liabilities (1%)		357

Net Assets (100%)		$52,306

*	Affiliated Investment

**	Discount rate at time of purchase.

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delayed delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$98
Unrealized depreciation	(731)

Net unrealized depreciation	$(633)

See notes to financial statements.

Semi-Annual Report	18

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage backed securities and other U.S. Government Obligations with no limit on the average portfolio maturity.

Portfolio Composition
GNMA	89%
Agency	8%
Cash Equivalent	3%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (152%)
3,072,392	FHLMC #780444, 5.812%, 3/1/33	$3,155
2,106,567	FHLMC #789984, 5.273%, 11/1/32	2,167
1,533,880	FHLMC #846489, 3.155%, 7/1/19	1,575
1,958,238	FHLMC ARM #789582, 5.927%, 7/1/32	2,007
37,582	FHLMC-GNMA ARM #27 F, 1.525%, 9/25/23	38
439,893	FHR 1256 CB, 1.825%, 4/15/22	440
4,867,405	FNMA #753498, 4.868%, 11/1/33	4,953
809,826	FNMA, 8.50%, 9/1/10	882
584,583	FNMA, 9.00%, 8/1/10	634
1,539,930	GNMA # 2591, 7.00%, 5/20/28	1,636
4,581,767	GNMA # 569903, 6.50%, 6/15/32	4,788
1,640,192	GNMA # 579765, 6.50%, 9/15/32	1,714
924,263	GNMA # 780619, 7.00%, 8/15/12	991
1,574,747	GNMA # 780853, 9.00%, 1/15/10	1,733
528,810	GNMA # 780900, 8.00%, 7/15/12	563
5,622,396	GNMA # 781276, 6.50%, 4/15/31	5,874
2,481,468	GNMA # 781412, 6.50%, 2/15/17	2,640
2,356,159	GNMA # 781445, 8.00%, 11/15/31	2,571
902,849	GNMA # 80346, 4.50%, 11/20/29	921
124,764	GNMA #3029, 8.50%, 1/20/31	136
7,932,756	GNMA #3515, 5.50%, 2/20/34	7,935
2,868,735	GNMA #552713, 7.00%, 8/15/32	3,050
819,075	GNMA #579079, 7.00%, 12/15/31	871
2,137,489	GNMA #582100, 7.50%, 4/15/32	2,296
1,050,821	GNMA #592286, 7.50%, 1/15/33	1,129
6,290,630	GNMA #599861, 6.50%, 2/15/33	6,572
616,128	GNMA #780759, 6.50%, 4/15/13	656
1,336,711	GNMA #780852, 6.50%, 9/15/13	1,424
2,462,114	GNMA #781288, 6.50%, 5/15/31	2,572
3,181,039	GNMA #781324, 7.00%, 7/15/31	3,382
145,195	GNMA #781335, 7.00%, 2/15/12	156
3,046,347	GNMA #781468, 6.50%, 7/15/32	3,183
7,733,978	GNMA #781527, 6.00%, 11/15/32	7,935
712,857	GNMA #8006, 4.75%, 7/20/22	731
558,453	GNMA #8041, 4.75%, 8/20/22	574
2,524,182	GNMA #80612, 4.50%, 6/20/32	2,563
807,914	GNMA #8062, 4.625%, 10/20/22	827
1,038,273	GNMA #8228, 4.75%, 7/20/23	1,063
999,041	GNMA #8301, 4.625%, 10/20/23	1,020
1,872,675	GNMA #8302, 4.625%, 10/20/23	1,914
1,131,414	GNMA #8339, 4.625%, 12/20/23	1,155
760,946	GNMA #8867, 4.625%, 11/20/21	779
680,772	GNMA 1999-37 FJ, 1.65%,10/16/29	685
77,079	GNMA 2001-15 T, 6.00%, 8/20/27	77
1,679,977	GNMA 2002-24 FA, 1.60%, 4/16/32	1,688
1,309,623	GNMA 2002-24, 1.65%, 4/16/32	1,319
1,200,488	GNMA 2002-24, 1.65%, 4/16/32	1,209
228,153	GNMA 2002-32 WF, 1.55%, 3/20/30	228
1,748,127	GNMA 591551, 7.00%, 7/15/32	1,858
18,200,000	GNMA TBA, 5.00%, 5/1/34 (b)	17,682
21,750,000	GNMA TBA, 5.50%, 5/1/34 (b)	21,750

Principal or Shares	Security Description	Value (000)
26,900,000	GNMA TBA, 6.00%, 5/1/34 (b)	$27,573
1,341,635	GNMA, 1.50%, 3/20/29	1,344
2,383,287	GNMA, 1.50%, 9/16/31	2,391
1,963,390	GNMA, 1.55%, 11/16/29	1,970
370,685	GNMA, 1.60%, 5/16/32	372
3,223,765	GNMA, 1.65%, 11/16/29	3,250
1,239,072	GNMA, 1.65%, 9/20/30	1,244
2,212,108	GNMA, 4.50%, 5/16/22	2,254
764,334	GNMA, 4.625%, 10/20/21	783
2,797,258	GNMA, 5.50%, 2/20/21	2,829
2,900,356	GNMA, 6.00%, 7/20/27	2,917
724,237	GNMA, 6.50%, 2/15/09	772
758,657	GNMA, 6.50%, 7/20/05	769
378,206	GNR 1999-46 FA, 1.60%, 5/16/24	378
283,728	GNR 2000-26 F, 1.50%, 6/20/30	285
1,421,128	GNR 2000-9 FH, 1.60%, 2/16/30	1,432
1,733,323	GNR 2002-4 FY, 1.55%, 1/16/32	1,739
2,381,528	GNR 2002-48 FT, 1.30%, 12/16/26	2,381
2,027,136	GNR 2002-76, 1.30%, 1/16/31	2,027
4,500,000	GNR 2004-33 PA, 5.50%, 5/1/34	4,657
U.S. Government Agency** (5%)
6,000,000	FHLMC Disc. Notes, 0.99%, 5/4/04**	6,000
Investment Companies (4%)
5,273,974	Bunker Hill Money Market Fund*	5,274

Total (Cost - $211,658) (a) (161%)		210,338
Liabilities in excess of Other Assets (-61%)		(79,326)

Net Assets (100%)		$131,012

*	Affiliated Investment
**	Discount rate at time of purchase.

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$563
Unrealized depreciation	(1,883)

Net unrealized appreciation	$(1,320)

(b)	Security was purchased on a delayed delivery basis.

See notes to financial statements.

19	Paydenfunds

The fund seeks to maximize total return that is consistent with the preservation of capital by generally investing 80% of its net assets in inflation – indexed fixed income securities issued by US and foreign issuers.

Tips	53%
Mortgage Backed	32%
Treasury	13%
Cash Equivalents	2%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (60%)
50,000	CWHL 2004-7 6A1, 1.838%, 4/1/34	$52
95,105	Fannie Mae Whole Loan, 4.545%, 2/25/44	99
50,000	FHLMC Structured, 1.842%, 8/15/08	50
47,256	FNMA #753498, 4.868%, 11/1/33	48
593,476	FNMA 1.268%, 3/25/34	22
93,798	Freddie Mac, 1.65%, 2/15/32	94
91,674	GNMA 2002-24, 1.65%, 4/16/32	92
49,833	Impac CMB Trust, 1.42%, 3/25/34	50
46,887	Morgan Stanley Mortgage Loan Trust, 5.246%, 2/25/34	48
48,491	Residential Accredit Loans Inc., 1.40%, 3/25/34	48
46,186	Structured Asset Securities Corp., 3.698%, 3/25/33	48
49,849	Thornburg Mortgage Securities Trust, 1.37%, 3/25/44	50
15,000	Washington Mutual, 2.574%, 4/25/44	15
Inflation Indexed Treasury Notes (100%)
106,485	U.S. Treasury Inflation Indexed, 3.625%, 4/15/28	126
121,848	U.S. Treasury Inflation Indexed, 3.875%, 4/15/29	152
27,200	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	32
113,433	U.S. Treasury Inflation Indexed, 3.375%, 1/15/07	121
113,560	U.S. Treasury Inflation Indexed, 3.625%, 1/15/08	124
100,452	U.S. Treasury Inflation Indexed, 3.875%, 1/15/09	112
68,987	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	79
65,613	U.S. Treasury Inflation Indexed, 3.50%, 1/15/11	73
34,792	U.S. Treasury Inflation Indexed, 3.375%, 1/15/12	38
118,696	U.S. Treasury Inflation Indexed, 3.00%, 7/15/12	127
101,928	U.S. Treasury Inflation Indexed, 1.875%, 7/15/13	100
106,382	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	105

Principal or Shares	Security Description	Value (000)
U.S. Treasury Bill (24%)
285,000	U.S. Treasury Bill, 0.95%, 7/8/04	$ 285
Investment Companies (3%)
40,512	Bunker Hill Money Market Fund*	41

Total (Cost - $2,271) (a) (187%)		2,230
Liabilities in excess of Other Assets (-87%)		(1,040)

Net Assets (100%)		$1,190

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$0
Unrealized depreciation	(41)

Net unrealized depreciation	$(41)

(b)	All or a portion of the security is held by the custodian in a segregated account.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
1	Wheat Future	Sept-2004	$20	$0

See notes to financial statements.

Semi-Annual Report	20

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing in investment grade U.S. debt securities with no limit on the average portfolio maturity.

Credit Quality
AAA	65%
AA	4%
A	10%
BBB	21%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (17%)
4,335,952	Ameriquest Mortgage Securities Inc., 1.47%, 1/25/34	$4,351
5,206,320	ARMS II, 1.34%, 9/10/34	5,211
1,000,000	Bank One Issuance Trust, 2.09%, 5/15/08	1,008
7,775,000	Bank One Issuance Trust, 3.45%, 10/15/11	7,588
4,600,000	Capital One Multi-Asset Execution Trust, 1.32%, 12/15/09	4,604
1,100,000	Chase Credit Card Master Trust, 1.57%, 5/15/09	1,100
23,567	Chase Funding Mortgage Loan Asset Backed, 1.32%, 10/25/30	24
4,449,184	Countrywide Asset-Backed Certificates, 1.40%, 6/25/33	4,460
4,649,981	Crusade Global Trust, 1.35%, 1/17/34	4,653
200,000	Daimler Chrysler Master Owner Trust, 1.16%, 5/15/07	200
9,650,000	First National Master Note Trust, 1.20%, 8/15/08	9,664
2,430,910	FNW 2003-W4 1A1, 2.034%, 8/25/34	2,429
4,142,868	Los Angeles Arena Funding LLC, 7.656%,12/15/26	4,336
2,625,000	MBNA Credit Card Master Note Trust, 3.65%, 3/15/11	2,600
1,150,000	MBNA Master Credit Card Trust, 1.90%, 12/15/06	1,151
1,004,814	Morgan Stanley ABS Capital, 1.35%, 11/25/32	1,005
6,300,000	Nissan Master Owner Trust Receivables, 1.16%, 9/15/08	6,304
9,700,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	10,669
107,170	Puma Finance Ltd., 1.27%, 3/25/34	107
4,820,000	Rental Car Finance Corp., 1.36%, 8/25/05	4,818
4,450,774	Samsung Capital Auto, 1.46%, 5/23/08	4,456
47,900	Saxon Asset Securities Trust, 1.35%, 3/25/32	48
462,750	SLM Student Loan Trust, 1.22%, 1/25/11	463
1,606,834	SuperAnnuation Members Home Loan, 1.34%, 12/1/28	1,607
Corporate Bond (31%)
1,800,000	America Movil SA de CV 144A, 5.50%, 3/1/14 (b)	1,684
1,770,000	American Electric Power Co. Inc., 6.125%, 5/15/06	1,882
2,160,000	American Express Co., 3.75%, 11/20/07	2,192
2,240,000	American Int’l Group Inc., 2.875%, 5/15/08	2,162
1,740,000	AT&T Corporation, 8.05%, 11/15/11	1,909
3,690,000	AT&T Wireless Services Inc., 7.35%, 3/1/06	3,993
1,480,000	AT&T Wireless Services Inc., 7.875%, 3/1/11	1,705
1,650,000	Bank of America Corp., 3.25%, 8/15/08	1,607
4,080,000	Bank One Corp., 2.625%, 6/30/08	3,882
2,250,000	Boston Properties Inc., 6.25%, 1/15/13	2,376
3,920,000	Bristol-Myers Squibb Co., 4.75%, 10/1/06	4,084
1,600,000	BSCH Issuances, 7.625%, 11/3/09	1,848
2,960,000	Cendant Corp., 7.375%, 1/15/13	3,348
1,030,000	Clear Channel Communication, 4.25%, 5/15/09	1,022
930,000	Clear Channel Communication, 4.625%, 1/15/08	949
2,100,000	Codelco Inc., 7.375%, 5/1/09	2,369
3,840,000	Comcast Corp., 7.05%, 3/15/33	4,040
2,050,000	Countrywide Financial, 4.00%, 3/22/11	1,935
1,890,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,989
3,560,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	3,672
1,718,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	1,907

Principal or Shares	Security Description	Value (000)
1,807,000	EOP Operating LP, 5.875%, 1/15/13	$1,855
1,680,000	ERAC USA Finance Co. 144A, 7.35%, 6/15/08 (b)	1,886
1,607,000	First Union National Bank, 7.80%, 8/18/10	1,901
1,813,000	Gannett Co. Inc., 5.50%, 4/1/07	1,931
1,870,000	General Motors Acceptance Corp., 8.00%, 11/1/31	1,974
9,350,000	General Motors Corp., 8.375%, 7/15/33	10,112
2,050,000	Glaxosmithkline Cap Inc., 4.375%, 4/15/14	1,941
3,060,000	Goldman Sachs Capital, 6.345%, 2/15/34	2,925
1,070,000	Goldman Sachs Group Inc., 1.33%, 4/20/06	1,072
1,000,000	Grupo Televisa SA, 8.00%, 9/13/11	1,100
1,690,000	Harrah’s Operating Co., 7.50%, 1/15/09	1,895
2,355,000	Hutchison Whampoa Int’l, 6.50%, 2/13/13	2,388
1,770,000	International Lease Finance Corp., 3.50%, 4/1/09	1,707
1,860,000	International Lease Finance Corp., 4.00%, 1/17/06	1,906
1,723,000	International Paper Co., 6.75%, 9/1/11	1,893
1,940,000	Liberty Media Corp., 3.50%, 9/25/06	1,944
2,960,000	Liberty Media Corp., 5.70%, 5/15/13	2,960
1,799,000	MBNA America Bank, 5.375%, 1/15/08	1,882
1,767,000	Morgan Stanley Dean Witter, 6.10%, 4/15/06	1,883
1,930,000	Nisource Finance Corp., 5.40%, 7/15/14	1,904
2,608,000	Pemex Master Trust, 7.875%, 2/1/09	2,875
2,010,000	Petronas Capital Ltd., 7.875%, 5/22/22	2,273
1,819,000	PHH Corp., 6.00%, 3/1/08	1,944
3,498,000	Pulte Homes Inc., 7.875%, 8/1/11	4,010
2,000,000	Rio Tinto Finance USA Ltd., 2.625%, 9/30/08	1,895
1,618,000	Royal KPN NV, 8.00%, 10/1/10	1,893
4,102,000	Simon Property Group LP, 6.375%, 11/15/07	4,486
1,888,000	SLM Corp., 3.625%, 3/17/08	1,879
2,090,000	Southern Power Co., 4.875%, 7/15/15	1,960
3,115,000	Sprint Capital Corp., 8.75%, 3/15/32	3,721
1,940,000	Telecom Italia Capital, 5.25%, 11/15/13	1,913
2,200,000	Telefonos de Mexico 144A, 4.50%, 11/19/08 (b)	2,174
3,560,000	Time Warner Inc., 7.70%, 5/1/32	3,934
1,910,000	TXU Energy Co., 7.00%, 3/15/13	2,111
1,910,000	US Cellular Corp., 6.70%, 12/15/33	1,866
4,298,000	Verizon Global Funding Corp., 4.00%, 1/15/08	4,343
1,634,000	Vodafone Group PLC, 7.75%, 2/15/10	1,892
1,838,000	Washington Mutual, 5.625%, 1/15/07	1,947
1,900,000	Wells Fargo & Co., 3.50%, 4/4/08	1,885
1,780,000	Wells Fargo & Co., 5.90%, 5/21/06	1,891
Foreign Government (3%)
1,280,459	Croatia, 2.00%, 7/31/06	1,279
2,055,000	Republic of Chile, 6.875%, 4/28/09	2,276
4,200,000	South Africa Government International Bond, 7.375%, 4/25/12	4,629
1,940,000	United Mexican States, 10.375%, 2/17/09	2,381
1,824,000	United Mexican States, 6.375%, 1/16/13	1,847
Mortgage Backed Securities (39%)
5,324,707	Bear Stearns Adjustable Rate Mortgage, 2.715%, 6/25/31	5,476
11,656,021	FHLMC #1B0604, 4.593%, 12/1/32	11,841
25,630,000	FHLMC TBA, 5.00%, 5/1/34 (c)	24,845
872,811	FHR # 2395 FT, 1.55%, 12/15/31	876
3,257,539	FNMA # 670385, 6.50%, 9/1/32	3,391
33,850,000	FNMA TBA, 5.00%, 5/1/19 (c)	34,040

21	Paydenfunds

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
19,070,000	FNMA TBA, 5.50%, 5/1/19 (c)	$19,564
17,010,000	FNMA TBA, 5.50%, 5/1/34 (c)	16,967
13,862,000	FNMA TBA, 6.50%, 5/1/34 (c)	14,425
7,334,000	FNMA TBA, 7.00%, 5/1/34 (c)	7,753
1,900,000	GNMA TBA, 5.50%, 5/1/34 (c)	1,900
19,248,653	GNSF #781636, 5.50%, 7/15/33	19,273
5,914,053	Impac CMB TRUST, 1.52%, 10/25/33	5,914
3,935,874	Liberty Funding Property Ltd., 1.51%, 12/10/34	3,937
60,003,175	MLCC Mortgage Investors Inc., 1.25155%, 3/25/28	1,896
628,416	Option One Mortgage Loan Trust, 1.37%, 6/25/32	630
10,496,952	Prime Mortgage Trust, 6.00%, 2/25/34	10,654
4,940,755	Residential Funding Mortgage Securities, 1.23%, 7/25/18	4,940
876,757	Washington Mutual, 3.061%, 11/25/41	883
8,108,145	Washington Mutual, 4.38%, 12/25/32	8,150
22,385,434	Washington Mutual, IO, 0.653%, 11/26/07	146
U.S. Government Agency (7%)
6,450,000	FHLMC, 1.875%, 2/15/06	6,400
2,110,000	FHLMC, 6.25%, 7/15/32	2,241
4,610,000	FNMA, 1.875%, 9/15/05	4,603
3,250,000	FNMA, 4.00%, 9/2/08	3,249
4,470,000	FNMA, 4.125%, 4/15/14	4,158
7,560,000	Freddie Mac, 3.375%, 4/15/09	7,338
4,660,000	Freddie Mac, 4.25%, 5/4/09	4,654
U.S. Treasury (30%)
10,000,000	U.S. Treasury Bill, 0.90%, 5/6/04**	9,999
9,570,000	U.S. Treasury Bill, 0.92%, 5/27/04**	9,565
39,000,000	U.S. Treasury Bill, 0.95%, 7/8/04**	38,933
6,830,000	U.S. Treasury Bond, 6.125%, 11/15/27	7,510
5,000,000	U.S. Treasury Bond, 6.25%, 8/15/23	5,556
4,270,000	U.S. Treasury Bond, 8.00%, 11/15/21	5,625
27,190,000	U.S. Treasury Note, 1.875%, 11/30/05	27,114
23,910,000	U.S. Treasury Note, 3.00%, 2/15/08	23,739
20,390,000	U.S. Treasury Note, 4.375%, 8/15/12	20,429
1,100,000	U.S. Treasury Note, 5%, 8/15/11	1,157
Investment Companies (1%)
4,317,695	Bunker Hill Money Market Fund*	4,318

Total (Cost - $634,971) (a) (128%)		627,864
Liabilities in excess of Other Assets (-28%)		(136,704)

Net Assets (100%)		$491,160

*	Affiliated Investment
**	Discount rate at time of purchase.

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$968
Unrealized depreciation	(8,075)

Net unrealized depreciation	$(7,107)

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security was purchased on a delayed delivery basis.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
AOL Time Warner Default Swap	Dec-06	$1,500	$39
Bellsouth Corp. Default Swap	Sept-05	1,250	18
Lockheed Martin Corp. Default Swap	Aug-04	1,250	10
Mexico Credit Default Swap	Aug-04	1,000	5

		$5,000	$72

See notes to financial statements.

Semi-Annual Report	22

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade income producing securities from U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality
AAA	52%
AA	3%
A	8%
BBB	17%
BB or below	20%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (14%)
1,735,440	ARMS II, 1.34%, 9/10/34	$1,737
500,000	Chase Credit Card Master Trust, 1.57%, 5/15/09	500
1,400,000	Citibank Credit Card Issuance Trust, 1.42%, 3/7/08	1,404
2,214,056	Countrywide Asset-Backed Securities, 1.44%, 3/25/34	2,221
2,540,000	Distribution Financial Master Trust 2003-2 A, 1.20%, 4/15/08	2,544
2,000,000	Holmes Financing PLC, 1.29%, 1/15/08	2,002
1,086,268	Los Angeles Arena Funding LLC, 7.656%,12/15/26	1,137
600,000	MBNA Master Credit Card Trust, 1.90%, 7/15/07	602
4,166,682	Samsung Capital Auto, 1.46%, 5/23/08	4,172
1,347,667	SuperAnnuation Members Home Loan, 1.34%, 12/1/28	1,348
Corporate Bonds (35%)
240,000	AES Gener SA 144A, 7.50%, 3/25/14 (b)	229
300,000	Allied Waste North America 144A, 6.125%, 2/15/14 (b)	283
250,000	Allied Waste of North America, 10.00%, 8/1/09	266
17,000	Allied Waste of North America, 7.875%, 1/1/09	18
325,000	America Movil SA de CV 144A, 5.50%, 3/1/14 (b)	304
315,000	American Electric Power Co. Inc., 6.125%, 5/15/06	335
380,000	American Express Co., 3.75%, 11/20/07	386
400,000	American Int’l Group Inc., 2.875%, 5/15/08	386
590,000	Amkor Technologies Inc., 7.75%, 5/15/13	581
310,000	AT&T Corporation, 8.05%, 11/15/11	340
655,000	AT&T Wireless Services Inc., 7.35%, 3/1/06	709
260,000	AT&T Wireless Services Inc., 7.875%, 3/1/11	299
290,000	Bank of America Corp., 3.25%, 8/15/08	283
735,000	Bank One Corp., 2.625%, 6/30/08	699
325,000	Bavaria SA 144A, 8.875%, 11/1/10 (b)	325
395,000	Boston Properties Inc., 6.25%, 1/15/13	417
695,000	Bristol-Myers Squibb Co., 4.75%, 10/1/06	724
280,000	BSCH Issuances, 7.625%, 11/3/09	323
540,000	Cendant Corp., 7.375%, 1/15/13	611
325,000	Chesapeake Energy Corp. 144A, 6.875%, 1/15/16 (b)	330
325,000	Chesapeake Energy Corp., 6.875%, 1/15/16	330
300,000	Cincinnati Bell Inc., 8.375%, 1/15/14	284
190,000	Clear Channel Communication, 4.25%, 5/15/09	188
170,000	Clear Channel Communication, 4.625%, 1/15/08	173
695,000	Comcast Corp., 7.05%, 3/15/33	731
360,000	Countrywide Financial, 4.00%, 3/22/11	340
345,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	363
325,000	CSC Holdings Inc., 8.125%, 07/15/09	347
300,000	CSN Islands VIII, 9.75%, 12/16/13	270
525,000	D.R. Horton, Inc., 8.00%, 2/1/09	580
640,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	660
310,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	344
650,000	Dole Foods Co., 8.625%, 5/1/09	696
300,000	Echostar DBS Corp. 144A, 6.375%, 10/1/11 (b)	303
330,000	EOP Operating LP, 5.875%, 1/15/13	339
650,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	720

Principal or Shares	Security Description	Value (000)
295,000	ERAC USA Finance Co. 144A, 7.35%, 6/15/08 (b)	$331
290,000	First Union National Bank, 7.80%, 8/18/10	343
330,000	Gannett Co. Inc., 5.50%, 4/1/07	352
340,000	General Motors Acceptance Corp., 8.00%, 11/1/31	359
1,680,000	General Motors Corp., 8.375%, 7/15/33	1,817
625,000	Georgia-Pacific Corp., 8.125%, 5/15/11	705
360,000	Glaxosmithkline Cap Inc., 4.375%, 4/15/14	341
555,000	Goldman Sachs Capital, 6.345%, 2/15/34	530
150,000	Hanger Orthopedic Group Inc., 10.375%, 2/15/09	167
300,000	Harrah’s Operating Co., 7.50%, 1/15/09	336
177,000	Host Marriott Corp., 7.875%, 8/1/08	183
625,000	Houghton Mifflin Co., 8.25%, 2/1/11	631
325,000	Hutchison Whampoa Int’l, 6.50%, 2/13/13	330
275,000	Innova S De R.L., 9.375%, 9/19/13	299
315,000	Insight Midwest 144A, 10.50%, 11/1/10 (b)	343
300,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	327
330,000	International Lease Finance Corp., 4.00%, 1/17/06	338
315,000	International Paper Co., 6.75%, 9/1/11	346
310,000	Intl Lease Finance Corp., 3.50%, 4/1/09	299
300,000	Isle of Capri Casinos 144A, 7.00%, 3/1/14 (b)	294
50,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	55
400,000	K B Home, 9.50%, 2/15/11	447
500,000	K. Hovnanian Enterprises 144A, 6.375%, 12/15/14 (b)	470
300,000	Kazkommerts Int’l. 144A, 7.875%, 4/7/14 (b)	275
345,000	Liberty Media Corp., 3.50%, 9/25/06	346
530,000	Liberty Media Corp., 5.70%, 5/15/13	530
325,000	MBNA America Bank, 5.375%, 1/15/08	340
250,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	249
300,000	Mobile Telesystems, 9.75%, 1/30/08	314
315,000	Morgan Stanley Dean Witter, 6.10%, 4/15/06	336
400,000	Nalco Co. 144A, 7.75%, 11/15/11 (b)	421
350,000	Nisource Finance Corp., 5.40%, 7/15/14	345
650,000	Owens-Brockway, 8.875%, 2/15/09	706
650,000	PanAmSat Corp., 8.50%, 2/1/12	735
400,000	Peabody Energy Corp., 6.875%, 3/15/13	416
475,000	Pemex Master Trust, 7.875%, 2/1/09	524
300,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	321
275,000	Petronas Capital Ltd., 7.875%, 5/22/22	311
325,000	PHH Corp., 6.00%, 3/1/08	347
255,000	PSEG Energy Holdings, 8.50%, 6/15/11	279
635,000	Pulte Homes Inc., 7.875%, 8/1/11	728
275,000	Regal Cinemas Inc., 9.375%, 2/1/12	326
325,000	Reliant Resources Inc., 9.50%, 7/15/13	353
360,000	Rio Tinto Finance USA Ltd., 2.625%, 9/30/08	341
295,000	Royal KPN NV, 8.00%, 10/1/10	345
690,000	Saks Inc. 144A, 7.00%, 12/1/13 (b)	704
250,000	Sequa Corp., 9.00%, 8/1/09	276
740,000	Simon Property Group LP, 6.375%, 11/15/07	809
200,000	Sinclair Broadcast Group, 8.00%, 3/15/12	213
330,000	SLM Corp., 3.625%, 3/17/08	328

23	Paydenfunds

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
360,000	Southern Power Co., 4.875%, 7/15/15	$338
565,000	Sprint Capital Corp., 8.75%, 3/15/32	675
400,000	Stone Container Corp., 9.75%, 2/1/11	444
340,000	Telecom Italia Capital, 5.25%, 11/15/13	335
390,000	Telefonos de Mexico 144A, 4.50%, 11/19/08 (b)	385
275,000	Tenaga Nasional, 7.50%, 11/1/25	287
645,000	Time Warner Inc., 7.70%, 5/1/32	713
250,000	Triad Hospitals Inc., 7.00%, 11/15/13	242
357,000	TRW Automotive Inc., 9.375%, 2/15/13	409
345,000	TXU Energy Co., 7.00%, 3/15/13	381
275,000	Tyumen Oil Co., 11.00%, 11/6/07	309
300,000	Unisys Corp., 8.125%, 6/1/06	326
300,000	United Auto Group Inc., 9.625%, 3/15/12	335
575,000	United Rentals 144A, 6.50%, 2/15/12 (b)	555
345,000	US Cellular Corp., 6.70%, 12/15/33	337
775,000	Verizon Global Funding Corp., 4.00%, 1/15/08	783
300,000	Vestel Electronics Finance, 11.50%, 5/14/07	321
290,000	Vodafone Group PLC, 7.75%, 2/15/10	336
325,000	Washington Mutual, 5.625%, 1/15/07	344
335,000	Wells Fargo & Co., 3.50%, 4/4/08	332
315,000	Wells Fargo & Co., 5.90%, 5/21/06	335
Foreign Government (9%)
322,512	Brazil C-Bond, 8.00%, 4/15/14	296
404,762	Bulgaria Government Bond, 2.00%, 7/28/12	397
700,000	Bulgaria Government International Bond, 8.25%, 1/15/15	803
344,209	Croatia, 2.00%, 7/31/06	344
550,000	Federal Republic of Brazil, 11.50%, 3/12/08	591
375,000	Mexico Government International Bond, 8.30%, 8/15/31	399
500,000	Panama Government International Bond, 9.625%, 2/8/11	573
375,000	Peru Government International Bond, 4.50%, 3/7/17	319
250,000	Republic of Brazil, 12.25%, 3/6/30	254
400,000	Republic of Brazil, 14.50%, 10/15/09	469
375,000	Republic of Columbia, 10.00%, 1/23/12	399
275,000	Republic of Columbia, 10.75%, 1/15/13	303
425,000	Republic of Panama, 9.375%, 7/23/12	483
275,000	Republic of Peru, 9.125%, 2/21/12	289
275,000	Republic of Peru, 9.875%, 2/6/15	296
225,000	Republic of Philippines, 9.50%, 10/21/24	245
300,000	Republic of Philippines, 9.875%, 1/15/19	308
350,000	Romania Government International Bond, 10.625%, 6/27/08	508
1,025,000	Russia Government International Bond, 5.00%, 3/31/30	940
175,000	Russian Federation 144A, 5.00%, 3/31/30 (b)	160
225,000	Russian Federation, 11.00%, 7/24/18	290
320,000	Russian Ministry of Finance, 3.00%, 5/14/06	310
575,000	South Africa Government International Bond, 7.375%, 4/25/12	634
448,008	Ukraine Government International Bond, 11.00%, 3/15/07	489
400,000	United Mexican States, 10.375%, 2/17/09	491
330,000	United Mexican States, 6.375%, 1/16/13	334
550,000	United Mexican States, 8.125%, 12/30/19	595
Mortgage Backed Securities (33%)
10,100	Alexandria Real Estate Equities Inc.	574
4,687,329	FHLMC #1B0604, 4.593%, 12/1/32	4,762
5,690,000	FHLMC TBA, 5.00%, 5/1/34 (c)	5,516
1,047,373	FHR # 2395 FT, 1.55%, 12/15/31	1,052
908,255	FNMA # 670385, 6.50%, 9/1/32	945

Principal or Shares	Security Description	Value (000)
7,850,000	FNMA TBA, 5.00%, 5/1/19 (c)	$7,894
2,260,000	FNMA TBA, 5.50%, 5/1/19 (c)	2,319
3,780,000	FNMA TBA, 5.50%, 5/1/34 (c)	3,771
2,260,000	FNMA TBA, 6.50%, 5/1/34 (c)	2,352
1,550,000	FNMA TBA, 7.00%, 5/1/34 (c)	1,639
420,000	GNMA TBA, 5.50%, 5/1/34 (c)	420
4,273,664	GNSF #781636, 5.50%, 7/15/33	4,279
1,971,351	IMPAC CMB TRUST, 1.52%, 10/25/33	1,971
874,639	Liberty Funding Property Ltd., 1.51%, 12/10/34	875
15,857,982	MLCC Mortgage Investors Inc., 1.25155%, 3/25/28	501
2,678,132	Prime Mortgage Trust, 6.00%, 2/25/34	2,718
17,721,802	Washington Mutual, IO, 0.653%, 11/26/07	115
U.S. Treasury (25%)
2,000,000	U.S. Treasury Bill, 0.92%, 5/27/04**	1,999
2,000,000	U.S. Treasury Bill, 0.95%, 7/8/04**	1,997
2,250,000	U.S. Treasury Bond, 6.125%, 11/15/27	2,474
1,650,000	U.S. Treasury Bond, 6.25%, 8/15/23	1,833
1,410,000	U.S. Treasury Bond, 8.00%, 11/15/21	1,857
9,190,000	U.S. Treasury Note, 1.875%, 11/30/05	9,164
7,460,000	U.S. Treasury Note, 3.00%, 2/15/08	7,407
250,000	U.S. Treasury Note, 3.125%, 4/15/09	245
5,140,000	U.S. Treasury Note, 4.375%, 8/15/12	5,150
Investment Companies (5%)
6,605,015	Bunker Hill Money Market Fund*	6,605

Total (Cost - $155,521) (a) (121%)		153,516
Liabilities in excess of Other Assets (-21%)		(27,034)

Net Assets (100%)		$126,482

*	Affiliated Investment
**	Rate shown is discount rate at time of purchase.

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$718
Unrealized depreciation	(2,723)

Net unrealized depreciation	$(2,005)

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security was purchased on a delayed delivery basis.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
AOL Time Warner Default Swap	Dec-06	$500	$13
Bellsouth Corp. Default Swap	Sept-05	1,000	14
Lockheed Martin Corp. Default Swap	Aug-05	1,000	8
Mexico Credit Default Swap	Aug-04	4,100	18

		$6,600	$53

Semi-Annual Report	24

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
5/7/2004	Euro (Sell 460)	1.1979	$552	$1

See notes to financial statements.

25	Paydenfunds

The Fund seeks high current income and capital appreciation by generally investing in below investment grade income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality
AAA	5%
BBB	1%
BB	12%
B or below	82%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
Corporate Bonds (93%)
Automotive (1%)
1,500,000	Rexnord Corporation, 10.125%, 12/15/12	$1,635
1,300,000	TRW Automotive Inc., 11.00%, 2/15/13	1,547
1,472,000	TRW Automotive Inc., 9.375%, 2/15/13	1,685
Banking (1%)
1,500,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,425
1,750,000	Kazkommerts Int’l. 144A, 7.875%, 4/7/14 (b)	1,606
Basic Materials (8%)
2,000,000	Compass Minerals Group, 10.00%, 8/15/11	2,280
1,500,000	CSN Islands VIII, 9.75%, 12/16/13	1,350
5,470,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	6,058
2,000,000	Euramax International 144A, 8.50%, 8/15/11 (b)	2,120
4,430,000	Georgia-Pacific Corp., 8.125%, 5/15/11	4,995
750,000	Graphic Packaging Int’l, 8.50%, 8/15/11	829
3,500,000	Ispat Inland ULC, 9.75%, 4/1/14	3,570
2,470,000	JSG Funding PLC, 9.625%, 10/1/12	2,779
1,000,000	Lyondell Chemical Co., 9.875%, 5/1/07	1,050
1,300,000	Norske Skog Canada, 8.625%, 6/15/11	1,407
4,210,000	Portola Packaging Inc. 144A, 8.25%, 2/1/12 (b)	3,557
3,500,000	Rockwood Specialties Corp., 10.625%, 5/15/11	3,728
100,000	Tembec Industries Inc., 8.50%, 2/1/11	102
1,205,000	Tembec Industries Inc., 8.625%, 6/30/09	1,229
2,400,000	Westlake Chemical Corp., 8.75%, 7/15/11	2,634
Building & Construction (1%)
320,000	D.R. Horton, Inc., 8.00%, 2/1/09	354
2,710,000	KB Home 144A, 5.75%, 2/1/14 (b)	2,554
1,115,000	KB Home, 8.625%, 12/15/08	1,218
750,000	Standard Pacific Corp., 7.75%, 3/15/13	778
Cable Systems (1%)
120,000	CSC Holdings Inc., 8.125%, 07/15/09	128
516,484	Dresser, Inc., Term Loan, 7.86%, 4/10/09	527
1,000,000	Insight Midwest 144A, 10.50%, 11/1/10 (b)	1,090
3,510,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	3,826
Chemicals (2%)
2,450,000	Ethyl Corp., 8.875%, 5/1/10	2,646
3,000,000	Huntsman ICI Chemicals, 10.125%, 7/1/09	3,143
50,000	Lyondell Chemical Co., 9.625%, 5/1/07	53
2,000,000	United Industries Corp., 9.875%, 4/1/09	2,099
Communications (6%)
3,500,000	Alamosa Delaware Inc. 144A, 8.50%, 1/31/12 (b)	3,386
3,500,000	Cincinnati Bell Inc., 8.375%, 1/15/14	3,308
2,705,000	Crown Castle International Corp., 10.75%, 8/1/11	3,070
1,600,000	Eircom Funding, 8.25%, 8/15/13	1,728
5,050,000	Media News Group Inc., 6.375%, 4/1/14	4,798
5,000,000	Nextel Communications, 7.375%, 8/1/15	5,194
1,230,000	Rogers Wireless Communcations Inc., 9.625%, 5/1/11	1,419
1,885,000	Triton PCS Inc., 8.50%, 6/1/13	1,960
2,175,000	Triton PCS Inc., 8.75%, 11/15/11	2,006
Consumer Cyclicals (10%)
1,900,000	Bavaria SA 144A, 8.875%, 11/1/10 (b)	1,900

Principal or Shares	Security Description	Value (000)
4,120,000	Central Garden & Pet Co., 9.125%, 2/1/13	$4,573
300,000	Cole National Group Inc., 8.625%, 08/15/07	305
1,620,000	Cole National Group, 8.875%, 05/15/12	1,750
40,000	Cott Beverages USA Inc., 8.00%, 12/15/11	44
2,000,000	Eagle-Picher Inc., 9.75%, 9/1/13	2,190
2,195,000	Felcor Lodging LP, 10.00%, 9/15/08	2,343
1,589,000	Host Marriott Corp., 7.875%, 8/1/08	1,641
1,500,000	Interline Brands Inc. 144A, 11.50%, 5/15/11 (b)	1,620
1,750,000	Jafra Cosmetics, 10.75%, 5/15/11	1,982
545,000	JC Penney Co. Inc., 8.00%, 3/1/10	621
1,288,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	1,417
2,020,000	Meristar Hospitality Corp., 9.00%, 1/15/08	2,081
2,125,000	Norcross Safety Products, 9.875%, 8/15/11	2,274
4,000,000	Oxford Industries Inc. 144A, 8.875%, 6/1/11 (b)	4,270
1,820,000	Regal Cinemas Inc., 9.375%, 2/1/12	2,157
1,500,000	Rent-A-Center, 7.50%, 5/1/10	1,560
3,850,000	Stone Container Corp., 9.75%, 2/1/11	4,274
3,400,000	Tenneco Automotive Inc., 10.25%, 7/15/13	3,919
4,550,000	Town Sports International, 9.625%, 4/15/11	4,709
3,310,000	United Auto Group Inc., 9.625%, 3/15/12	3,699
Consumer Goods and Services (9%)
5,245,000	Coinmach Corp., 9.00%, 2/1/10	5,560
2,250,000	Constar International, 11.00%, 12/1/12	2,115
1,500,000	Crown Euro Holdings SA, 10.875%, 3/1/13	1,748
2,155,000	Crown Euro Holdings SA, 9.50%, 3/1/11	2,416
3,900,000	Elizabeth Arden Inc. 144A, 7.75%, 1/15/14 (b)	4,032
2,000,000	Geo Group Inc. 144A, 8.25%, 7/15/13 (b)	2,080
4,190,000	Ingles Markets Inc., 8.875%, 12/1/11	4,347
2,570,000	Iron Mountain Inc., 6.625%, 1/1/16	2,390
1,465,000	Iron Mountain Inc., 7.75%, 1/15/15	1,502
5,500,000	Mail-Well I Corp. 144A, 7.875%, 12/1/13 (b)	5,198
3,000,000	Petro Stopping, 9%, 2/15/12	3,135
2,240,000	Pilgrim’s Pride Corp., 9.625%, 9/15/11	2,442
2,660,000	Roundy’s Inc, 8.875%, 6/15/12	2,886
1,300,000	Sealy Mattress Co. 144A, 8.25%, 6/15/14 (b)	1,268
Consumer Non-Cyclical (1%)
4,495,000	United Rentals 144A, 6.50%, 2/15/12 (b)	4,338
Energy (3%)
2,065,000	Amerigas Partners/Eagle Financials, 8.875%, 05/20/11	2,266
350,000	Chesapeake Energy Corp. 144A, 6.875%, 1/15/16 (b)	355
1,045,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,061
1,200,000	Chesapeake Energy Corp., 8.375%, 11/1/08	1,316
1,225,000	Energy Partners Ltd., 8.75%, 8/1/10	1,292
2,650,000	Grant Prideco Inc., 9.625%, 12/1/07	2,955
1,450,000	KCS Energy Inc. 144A, 7.125%, 4/1/12 (b)	1,450
1,250,000	MSW Energy Holdings 144A, 7.375%, 9/1/10 (b)	1,294
1,550,000	Westport Resources Corp., 8.25%, 11/1/11	1,740
Electrical & Electronics (1%)
3,950,000	Fimep S.A., 10.50%, 2/15/13	4,602
Financial (12%)
29,000,000	DJ Trac-X NA 144A, 7.375%, 3/25/09 (b)	28,239
3,300,000	Lighthouse Int’l 144A, 8.00%, 4/30/14 (b)	3,964

Semi-Annual Report	26

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
2,225,000	Nexstar Finance LLC/Nextstar Finance Inc., 12.00%, 4/1/08	$2,492
21,000,000	Trac-X NA, 8.00%, 3/25/09	20,423
Food-Retail (2%)
2,000,000	Carrols Corp., 9.50%, 12/1/08	2,070
1,100,000	Dominos Inc. 144A, 8.25%, 7/1/11 (b)	1,188
150,000	Dominos Inc., 8.25%, 7/1/11	162
3,700,000	Nectar Merger Corp., 7.75%, 2/15/14	3,663
35,000	Yum! Brands Inc., 7.70%, 7/1/12	40
Foreign Government (1%)
4,691,080	Brazil C-Bond, 8.00%, 4/15/14	4,306
Gaming (4%)
3,335,000	Boyd Gaming Corp., 7.75%, 12/15/12	3,535
75,000	Boyd Gaming Corp., 8.75%, 4/15/12	83
2,500,000	Hard Rock Hotel Inc., 8.875%, 6/1/13	2,638
570,000	Herbst Gaming Inc., 10.75%, 9/1/08	641
2,320,000	Hollywood Entertainment Corp., 9.625%, 3/15/11	2,703
4,785,000	Isle of Capri Casinos 144A, 7.00%, 3/1/14 (b)	4,689
75,000	Mandalay Resort Group, 6.45%, 2/1/06	78
75,000	Park Place Entertainment Corp., 7.875%, 12/15/05	80
3,200,000	Station Casinos 144A, 6.50%, 2/1/14 (b)	3,152
2,160,000	Venetian Casino / LV Sands, 11.00%, 6/15/10	2,527
Health Care (7%)
1,410,000	AmerisourceBergen Corp., 8.125%, 9/1/08	1,558
2,000,000	Concentra Operating Corp., 9.50%, 8/15/10	2,220
8,000	Coventry Health Care Inc., 8.125%, 02/15/12	9
2,500,000	Extendicare Health Services 144A, 6.875%, 5/1/14 (b)	2,431
2,000,000	Genesis Healthcare Corp. 144A, 8.00%, 10/15/13 (b)	2,110
2,270,000	Hanger Orthopedic Group Inc., 10.375%, 2/15/09	2,531
1,445,000	Iasis Healthcare Corp., 13.00%, 10/15/09	1,600
2,450,000	Insight Health Services Corp., 9.875%, 11/1/11	2,475
3,725,000	Medex Inc 144A, 8.875%, 5/15/13 (b)	4,023
1,500,000	Medquest Inc, 11.875%, 8/15/12	1,703
600,000	NDCHealth Corp., 10.50%, 12/1/12	669
275,000	Perkinelmer Inc., 8.875%, 1/15/13	314
3,610,000	Province Healthcare, 7.50%, 6/1/13	3,538
2,000,000	Select Medical Corp., 7.50%, 8/1/13	2,115
1,045,000	Service Corp Intl., 7.70%, 4/15/09	1,116
2,000,000	Triad Hospitals Inc., 7.00%, 11/15/13	1,935
1,565,000	United Surgical Partners, 10.00%, 12/15/11	1,776
1,000,000	Universal Hospital Services 144A, 10.125%, 11/1/11 (b)	1,065
1,100,000	Ventas Realty Lp/Ventas Capital Corp, 9.00%, 5/1/12	1,243
Industrial (11%)
2,115,000	Allied Waste North America 144A, 6.125%, 2/15/14 (b)	1,993
1,525,000	Allied Waste of North America, 10.00%, 8/1/09	1,624
3,000	Allied Waste of North America, 7.875%, 1/1/09	3
1,425,000	Allied Waste of North America, 9.25%, 9/1/12	1,617
5,000,000	Aviall Inc., 7.625%, 7/1/11	5,250
525,000	Dana Corp., 6.50%, 3/1/09	551
2,100,000	Fastentech Inc. 144A, 11.50%, 5/1/11 (b)	2,331
4,500,000	GCI Inc. 144A, 7.25%, 2/15/14 (b)	4,365
3,175,000	Graphic Packaging Int’l, 9.50%, 8/15/13	3,572
1,200,000	Jacuzzi Brands Inc., 9.625%, 7/1/10	1,344
714,000	K&F Industries Inc., 9.25%, 10/15/07	739
2,600,000	Mueller Group Inc. 144A, 10.00%, 5/1/12 (b)	2,724
2,700,000	Owens-Brockway, 8.875%, 2/15/09	2,933
3,485,000	Sequa Corp., 9.00%, 8/1/09	3,851
1,060,000	SPX Corp., 7.50%, 1/1/13	1,121

Principal or Shares	Security Description	Value (000)
4,505,000	Synagro Technologies Inc., 9.50%, 4/1/09	$4,865
4,225,000	Tekni-Plex Inc. 144A, 8.75%, 11/15/13 (b)	4,162
350,000	Terex Corp., 10.375%, 4/1/11	398
3,385,000	Texas Industries Inc., 10.25%, 6/15/11	3,842
3,105,000	Williams Scotsman Inc., 9.875%, 6/1/07	3,089
Leisure and Hotel (2%)
1,080,000	AMC Entertainment Inc., 9.50%, 2/1/11	1,129
3,700,000	Equinox Holdings Ltd. 144A, 9.00%, 12/15/09 (b)	3,830
15,000	Royal Caribbean Cruises Ltd., 7.25%, 3/15/18	15
2,500,000	Royal Caribbean Cruises Ltd., 8.75%, 2/2/11	2,819
2,395,000	Six Flags Inc., 8.875%, 2/1/10	2,437
Multimedia (5%)
120,000	American Media Operation, 10.25%, 5/1/2009	126
2,860,000	Corus Entertainment Inc., 8.75%, 3/1/12	3,153
3,200,000	Dex Media Inc. 144A, 8.00%, 11/15/13 (b)	3,104
5,250,000	Houghton Mifflin Co., 9.875%, 2/1/13	5,184
435,000	Sinclair Broadcast Group Inc, 8.75%, 12/15/11	479
2,700,000	Spanish Broadcasting Systems, 9.625%, 11/1/09	2,855
1,500,000	Vestel Electronics Finance, 11.50%, 5/14/07	1,605
3,200,000	Warner Music Group 144A, 7.375%, 4/15/14 (b)	3,216
2,000,000	Young Broadcasting Inc., 10.00%, 3/1/11	2,110
Satelite (2%)
5,000	Echostar DBS Corp., 9.125%, 1/15/09	6
2,500,000	Innova S De R.L., 9.375%, 9/19/13	2,716
4,330,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	4,308
2,270,000	PanAmSat Corp., 8.50%, 2/1/12	2,565
Technology (2%)
3,380,000	Amkor Technologies Inc., 7.75%, 5/15/13	3,329
1,550,000	Buckeye Technologies Inc., 8.00%, 10/15/10	1,480
750,000	Buckeye Technologies Inc., 8.50%, 10/1/13	799
2,265,000	Solectron Corp., 9.625%, 2/15/09	2,469
75,000	Unisys Corp., 8.125%, 6/1/06	81
Utilities (1%)
1,325,000	MSW Energy Holdings, 8.50%, 9/1/10	1,438
1,400,000	Nalco Co. 144A, 7.75%, 11/15/11 (b)	1,474
3,385,000	PSEG Energy Holdings, 8.50%, 6/15/11	3,707
825,000	PSEG Energy Holdings, 8.625%, 2/15/08	887
Investment Companies (5%)
21,533,515	Bunker Hill Money Market Fund*	21,534

Total ( Cost - $447,604) (a) (98%)		454,311
Other Assets, net of Liabilities (2%)		9,409

Net Assets (100%)		$463,720

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$15,535
Unrealized depreciation	(8,828)

Net unrealized appreciation	$6,707

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

27	Paydenfunds

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
AOL Time Warner Default Swap	Dec-06	$1,000	$26
Bellsouth Corp. Default Swap	Sept-05	1,000	14
Lockheed Martin Corp. Default Swap	Aug-05	1,000	8
Mexico Credit Default Swap	Aug-04	3,000	14
Romania CDS Credit Swap	Jun-08	4,000	216

		$10,000	$278

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Depreciation
Assets:
05/07/2004	Euro (Sell 3,300)	1.1979	$3,927	$(26)

See notes to financial statements.

Semi-Annual Report	28

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality
AAA	48%
BBB	36%
A	11%
BBB	5%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
General Obligation (39%)
600,000	Arlington County VA., 5.00%, 6/1/09	$656
350,000	California State, 5.00%, 2/1/32	331
600,000	California State, 5.25%, 10/1/10	652
600,000	FL State Board of Education, 5.75%, 6/1/12	671
600,000	Georgia State, 5.00%, 3/1/13	651
600,000	Glendale, AZ, 5.30%, 7/1/12	652
100,000	Huron Valley MI School District, 5.625%, 5/1/05	104
600,000	Minnesota State, 5.50%, 6/1/08	665
500,000	Montgomery County Maryland, 5.00%, 1/1/10	541
200,000	Pennsylvania St., 5.00%, 2/1/09	218
365,000	Pennsylvania St., 5.00%, 5/1/09	399
5,000	Prince Georges County MD, 5.50%, 5/15/13	6
700,000	South Carolina School Facilities, 5.00%, 1/1/10	765

Total General Obligations		6,312

Revenue (59%)
College & University Revenue (3%)
500,000	University of North Carolina, 5.00%, 12/1/10	548
Housing (1%)
170,000	Wisconsin Housing & Economic Development, 5.30%, 11/1/05	172
Lease Revenue (5%)
700,000	California Public Works, 5.25%, 6/1/13	736
Miscellaneous Revenue (3%)
100,000	Golden State TOB Securitization, 5.25%, 6/1/16	102
250,000	Tobacco Settlement Financing Corp. N.Y., 5.25%, 6/1/13	261
Pre-Refunded (16%)
700,000	Clark County, NV School District, 5.88%, 6/15/13	743
600,000	Kansas State, Department of Transportation., 5.50%, 9/1/08	667
100,000	Lenior City Tennesse Electric, 4.80%, 6/1/11	108
365,000	New Jersey Transportation Authority, 6.50%, 6/15/10	432
100,000	New York City Transitional Finance Authority, 5.00%, 5/1/29	111
600,000	OR Department Administrative Services Lottery Revenue, 5.75%, 4/1/14	682

Principal or Shares	Security Description	Value (000)
Public Improvements (3%)
500,000	New York, 5.00%, 8/1/13	$523
Refunding Bonds (3%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14	422
Tax-Backed Revenue (4%)
600,000	New York City Transitional Finance Authority, 5.50%, 2/1/10	667
Transportation (4%)
600,000	Los Angeles County Transportation Authority, 5.00%, 7/1/09	658
Water & Sewer (17%)
400,000	California Dept. of Water, 5.25%, 12/1/13	438
700,000	Contra Costa California Water District, 5.00%, 10/1/19	724
550,000	Dallas Texas Waterworks & Sewer System, 5.50%, 10/1/10	606
600,000	New York City Municipal Water Authority, 5.25%, 6/15/15	646
205,000	Virginia Infrastructure Revenue, 5.00%, 11/1/11	221

Total Revenue		9,466
Investment Companies (1%)
103,279	Dreyfus Tax Exempt Cash Management Fund	103

Total (Cost - $15,596) (a) (99%)		15,882
Other Assets, in excess of Liabilities (1%)		165

Net Assets (100%)		$16,047

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$460
Unrealized depreciation	(174)

Net unrealized appreciation	$286

See notes to financial statements.

29	Paydenfunds

The Fund seeks income that is exempt from federal and California income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality
AAA	59%
AA	21%
A	1%
BBB	19%

Schedule of Investments - April 30, 2004

Principal or Shares	Security Description	Value (000)
General Obligations (42%)
1,005,000	California State, 4.00%, 2/1/10	$1,019
500,000	California State, 5.00%, 2/1/20	501
650,000	California State, 5.00%, 2/1/32	615
550,000	Chaffey CA, Union High School District, 5.50%, 8/1/17	598
100,000	Covina Valley School District,5.00%, 8/1/14	108
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14	1,160
1,000,000	Los Angeles, CA, 5.00%, 9/1/10	1,093
1,050,000	Los Gatos, CA Unified School District, 5.00%, 8/1/12	1,131
1,000,000	Newport Mesa California School District, 5.00%, 8/1/15	1,060
220,000	Peralta CA, Community College District, 5.25%, 8/1/05	231
185,000	Peralta CA, Community College District, 5.25%, 8/1/06	199
900,000	PR Commonwealth, 6.25%, 7/1/08	1,026
1,000,000	Sacramento County, CA, 6.00%, 12/1/15	1,128
1,560,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,808
650,000	Sacramento, CA City Unified School District, 7.00%, 7/1/05	692

Total General Obligations		12,367

Revenue (58%)
Electric and Gas (4%)
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14	1,187
Health Care (1%)
400,000	California Statewide Communities, 2.30%, 4/1/34	394
Housing (0%)
50,000	CA Housing Finance Agency, 5.20%, 8/1/26	50
Industrial Revenue (0%)
100,000	California Statewide Cmntys PCR, 1.07%, 5/15/24	100
Lease Revenue (5%)
300,000	California Public Works, 5.25%, 6/1/13	315
1,000,000	California Public Works, 5.50%, 6/1/15	1,062
Miscellaneous Revenue (4%)
300,000	Golden State TOB Securitization, 5.25%, 6/1/16	305
250,000	Golden State, 5.75%, 6/1/22	257
500,000	PR Infrastructure Financing Authority SPL, 5.50%, 10/1/17	554
Pre-Refunded (15%)
1,085,000	Alameda County, CA Certificates, 5.375%, 6/1/09	1,172
1,000,000	CA Educational Facilities Authority, 5.75%, 9/1/26	1,112
1,000,000	California, 5.00%, 10/1/11	1,113

Principal or Shares	Security Description	Value (000)
300,000	Los Angeles, CA Dept. of Water & Power, 6.00%, 2/15/24	$314
575,000	Metropolitan Water District So. California, 5.40%, 7/1/14	652
Tax Allocation (4%)
250,000	Contra Costa County California, 5.125%, 8/1/11	266
600,000	Irvine California Improvement Bond, 1.09%, 9/2/26	600
160,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16	164
Transportation (11%)
1,000,000	PR Highway and Transportation Authority, 5.50%, 7/1/15	1,124
1,025,000	San Diego Co., CA Transportation Commission, 6.00%, 4/1/06	1,107
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17	1,118
University (2%)
550,000	California Educational Facilities, 5.00%, 10/1/07	599
Water & Sewer (12%)
100,000	CA Infrastructure & Economic Development, 5.00%, 10/1/07	109
250,000	California State Department of Water, 5.50%, 12/1/08	280
1,000,000	Contra Costa California Water District, 5.00%, 10/1/19	1,035
1,000,000	Metropolitan Water District, CA, 5.25%, 7/1/11	1,109
500,000	San Diego CA Public Water, 5.00%, 8/1/13	539
400,000	The Metropolitan Water District of S. California., 1.08%, 7/1/35	400

Total Revenue		17,036
Investment Companies (0%)
72,653	Dreyfus State Tax Exempt	73

Total (Cost - $28,428) (a) (100%)		29,476
Liabilities in excess of Other Assets (0%)		(11)

Net Assets (100%)		$29,465

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$1,298
Unrealized depreciation	(250)

Net unrealized appreciation	$1,048

See notes to financial statements.

Semi-Annual Report	30

April 30, 2004

Numbers in 000s

	Global Short Bond Fund	Global Fixed Income Fund	Emerging Markets Bond Fund
ASSETS:
Investments, at value*	$152,415	$181,323	$132,060
Affiliated investments, at cost	3,095	4,042	5,532
Repurchase agreement, at cost
Foreign cash**	343	752
Cash
Receivable for:
Interest and dividends	1,752	3,226	2,465
Paydowns
Investments sold		13,880
Fund shares sold			2,148
Futures, swaps and options contracts			131
Forward currency contracts	296	980
Receivable from Advisor (Note 3)	29
Other assets	19	54	12

Total Assets	157,949	204,257	142,348

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts
Investments purchased		14,006	1,249
Fund shares redeemed
Futures, swaps and options contracts
TBA sales commitments
Distributions payable
Accrued expenses:
Investment advisory fees (Note 3)	78	47	53
Administration fees (Note 3)	10	13	9
Trustee fees and expenses	1	1	2
Other liabilities	39	65	48

Total Liabilities	128	14,132	1,361

NET ASSETS	$157,821	$190,125	$140,987

NET ASSETS:
Paid in capital	$162,366	$184,652	$146,894
Undistributed net investment income	(60)	(713)	(66)
Undistributed net realized gains (losses) from investments	(5,887)	3,938	(111)
Net unrealized appreciation (depreciation) from:
Investments	1,124	1,183	(5,730)
Translation of assets and liabilities in foreign currencies	278	1,065

NET ASSETS	$157,821	$190,125	$140,987

Outstanding shares of beneficial interest	15,133	19,128	12,761

NET ASSET VALUE - offering and redemption price per share in whole dollars	$10.43	$9.94	$11.05

* Investments, at cost	$154,386	$184,182	$143,453
** Foreign Currency, at cost	$354	$768

See notes to financial statements.

31	Paydenfunds

Growth & Income Fund	Market Return Fund	U.S. Growth Leaders Fund	Small Cap Leaders Fund	Bunker Hill Money Market Fund	Limited Maturity Fund

$54,908	$31,725	$17,827	$13,734	$253,177	$292,743
4,080	1,045	1,350	1,360		5,927
				85,600

111	219	12		33	1,733
	17				34
					2,914
3			1	16
	85				5
	2
310	264	162	184	873	586
5	6	3	8	39	36

59,417	33,363	19,354	15,287	339,738	303,978

					1,123
	230
	668			3,250	2,748
		4	6
				252	421

338	264	172	190	884	647
4	2	1	1	23	21

26	23	18	18	52	56

368	1,187	195	215	4,461	5,016

$59,049	$32,176	$19,159	$15,072	$335,277	$298,962

$64,837	$46,398	$24,974	$15,383	$335,503	$300,983
369	(14)	41	(44)	(54)	(339)
(8,531)	(13,215)	(7,340)	303	(172)	(1,171)

2,374	(993)	1,484	(570)		(511)

$59,049	$32,176	$19,159	$15,072	$335,277	$298,962

5,493	3,333	2,739	1,621	335,493	30,073

$10.75	$9.65	$7.00	$9.30	$1.00	$9.94

$56,614	$32,748	$17,676	$15,624	$338,777	$299,181

See notes to financial statements.

Semi-Annual Report	32

April 30, 2004

Numbers in 000s

	Short Bond Fund	U.S. Government Fund	GNMA Fund
ASSETS:
Investments, at value*	$317,563	$50,671	$205,064
Affiliated investments, at cost	15,366	1,278	5,274
Repurchase agreement, at cost
Foreign cash**
Cash
Receivable for:
Interest and dividends	2,961	371	808
Paydowns	109	133	433
Investments sold
Fund shares sold
Futures, swaps and options contracts	64
Forward currency contracts
Receivable from Advisor (Note 3)	188	268	432
Other assets	41	11	30

Total Assets	336,292	52,732	212,041

LIABILITIES:
Payable for:
Bank overdraft	4,603		6,846
Forward currency contracts
Investments purchased	448		72,814
Fund shares redeemed
Futures, swaps and options contracts
TBA sales commitments			103
Distributions payable	536	121	722
Accrued expenses:
Investment advisory fees (Note 3)	268	275	487
Administration fees (Note 3)	23	4	9
Trustee fees and expenses	1		2
Other liabilities	72	26	46

Total Liabilities	5,951	426	81,029

NET ASSETS	$330,341	$52,306	$131,012

NET ASSETS:
Paid in capital	$330,594	$52,843	$134,384
Undistributed net investment income	(112)	(21)	(1,407)
Undistributed net realized gains (losses) from investments	1,761	117	(645)
Net unrealized appreciation (depreciation) from:
Investments	(1,902)	(633)	(1,320)
Translation of assets and liabilities in foreign currencies

NET ASSETS	$330,341	$52,306	$131,012

Outstanding shares of beneficial interest	32,394	4,876	13,060

NET ASSET VALUE—offering and redemption price per share in whole dollars	$10.20	$10.73	$10.03

* Investments, at cost	$334,267	$52,582	$211,658
** Foreign Currency, at cost

See notes to financial statements.

33	Paydenfunds

Real Return Fund	Core Bond Fund	Opportunity Bond Fund	High Income Fund	Tax Exempt Bond Fund	California Municipal Income Fund

$2,189	$623,546	$146,911	$432,777	$15,882	$29,476
41	4,318	6,605	21,534

			96
100

12	4,923	1,603	9,257	217	371
	247	99
	107,892	23,493
40
	72	53	278
		1	12
18	6	8		186	138
12	37	14	34	7	2

2,412	741,041	178,787	463,988	16,292	29,987

			26
1,206	249,497	52,194		1	265

2	132	29
				48	89

5	117	32	131	178	145
	32	8	30		2
	1	1	3
9	102	41	78	18	21

1,222	249,881	52,305	268	245	522

$1,190	$491,160	$126,482	$463,720	$16,047	$29,465

$1,231	$492,780	$126,628	$493,250	$15,670	$28,325
(1)	400	175	(126)	29
1	5,015	1,630	(36,370)	62	92

(41)	(7,035)	(1,951)	6,985	286	1,048
			(19)

$1,190	$491,160	$126,482	$463,720	$16,047	$29,465

124	46,734	13,125	55,652	1,614	2,931

$9.62	$10.51	$9.64	$8.33	$9.94	$10.05

$2,271	$634,971	$155,521	$447,604	$15,596	$28,428
			$89

See notes to financial statements.

Annual Report	34

Period ended April 30, 2004

Dollars in 000s

	Global Short Bond Fund	Global Fixed Income Fund	Emerging Markets Bond Fund
INVESTMENT INCOME:
Interest income (Note 2)	$2,551	$3,743	$3,375
Dividend income
Income from affiliated investment (Note 2)	18	11	26
Foreign tax withholdings

Investment Income	2,569	3,754	3,401

EXPENSES:
Investment advisory fees (Note 3)	213	298	239
Administration fees (Note 3)	57	79	42
Custodian fees	19	31	23
Transfer agent fees	16	24	13
Registration and filing fees	8	10	8
Trustee fees and expenses	6	9	4
Printing and mailing costs	6	3	4
Legal fees	2	3	1
Accounting fees	14	21	8
Insurance	5	12	3
Audit fees	14	18	14
Other expenses	6	11	5
Expenses previously deferred (Note 3)	59

Gross Expenses	425	519	364
Custodian credits (Note 2)
Expense subsidy (Note 3)

Net Expenses	425	519	364

Net Investment Income	2,144	3,235	3,037

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	906	1,027	119
Foreign currency transactions	(230)	3,064
Futures, options and swap contracts
Change in net unrealized appreciation (depreciation) from:
Investments	(539)	1,943	(6,368)
Translation of assets and liabilities in foreign currencies	(709)	(6,988)
Futures, options and swap contracts			131

Net Realized and Unrealized Gains (Losses)	(572)	(954)	(6,118)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,572	$2,281	$(3,081)

See notes to financial statements.

35	Paydenfunds

Growth & Income Fund	Market Return Fund	U.S. Growth Leaders Fund	Small Cap Leaders Fund	Bunker Hill Money Market Fund	Limited Maturity Fund

$1	$363	$—	$—	$1,643	$2,706
777	2	126	23
13	4	4	6		23

791	369	130	29	1,643	2,729

143	43	53	44	231	425
23	12	7	6	123	121
4	9	4	7	14	14
30	11	9	9	32	28
8	7	7	7	11	9
3	1	1	1	13	14
1	1	1	1	11	9
1	1			5	5
6	3	2	1	28	33
3	1	1	1	13	16
12	13	13	13	12	11
2	12	1	2	9	15

236	114	99	92	502	700
				(2)
(8)	(45)	(10)	(19)	(192)	(95)

228	69	89	73	308	605

563	300	41	(44)	1,335	2,124

829	28	1,353	857		(188)

637	3,609	285	290

3,196	(1,035)	(969)	(1,984)		(246)

	(1,015)	(17)	(40)

4,662	1,587	652	(877)		(434)

$5,225	$1,887	$693	$(921)	$1,335	$1,690

See notes to financial statements.

Semi-Annual Report	36

                                    [GRAPHIC]

Period ended April 30, 2004

Dollars in 000s

	Short Bond Fund	U.S. Government Fund	GNMA Fund
INVESTMENT INCOME:
Interest income (Note 2)	$3,691	$926	$3,533
Dividend income
Income from affiliated investment (Note 2)	32	4	8
Foreign tax withholdings

Investment Income	3,723	930	3,541

EXPENSES:
Investment advisory fees (Note 3)	448	90	206
Administration fees (Note 3)	128	26	61
Custodian fees	15	5	9
Transfer agent fees	28	15	11
Registration and filing fees	9	8	8
Trustee fees and expenses	14	3	6
Printing and mailing costs	10	1	1
Legal fees	5	1	2
Accounting fees	33	7	13
Insurance	19	4	9
Audit fees	10	12	11
Other expenses	14	5	6
Expenses previously deferred (Note 3)			40

Gross Expenses	733	177	383
Custodian credits (Note 2)	(1)		(1)
Expense subsidy (Note 3)	(1)	(32)

Net Expenses	731	145	382

Net Investment Income	2,992	785	3,159

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	1,060	176	330
Foreign currency transactions
Futures, options and swap contracts	1,330
Change in net unrealized appreciation (depreciation) from:
Investments	(2,637)	(329)	(1,422)
Translation of assets and liabilities in foreign currencies
Futures, options and swap contracts	(563)

Net Realized and Unrealized Gains (Losses)	(810)	(153)	(1,092)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,182	$632	$2,067

(a)	The Fund commenced operations February 27, 2004.

See notes to financial statements.

37	Paydenfunds

Real Return Fund(a)	Core Bond Fund	Opportunity Bond Fund	High Income Fund	Tax Exempt Bond Fund	California Municipal Income Fund

$5	$9,382	$2,993	$15,389	$307	$577

	78	20	79

5	9,460	3,013	15,468	307	577

1	656	173	695	26	48
	187	49	159	7	12
1	30	16	16	2	1
4	38	15	29	9	10
4	10	8	10	7
	20	5	16	1	1
	12	3	13		1
	8	2	6		1
	48	12	38	2	3
	27	6	17	1	2
8	9	12	10	13	12
1	20	16	15	3	4

19	1,065	317	1,024	71	95
	(2)		(3)
(18)	(6)	(8)		(30)	(20)

1	1,057	309	1,021	41	75

4	8,403	2,704	14,447	266	502

1	5,294	1,707	1,943	62	92
	(170)	(21)	515

(41)	(7,133)	(3,197)	(7,197)	(310)	(543)
		(21)	(455)
	72	54	278

(40)	(1,937)	(1,478)	(4,916)	(248)	(451)

$(36)	$6,466	$1,226	$9,531	$18	$51

See notes to financial statements.

Semi-Annual Report	38

Six months ended April 30, 2004 and year ended October 31, 2003

Numbers in 000s

	Global Short Bond Fund		Global Fixed Income Fund
	2004	2003	2004	2003
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$2,144	$3,043	$3,235	$7,631
Net realized gains (losses) on investments	676	351	4,091	3,012
Change in net unrealized appreciation (depreciation)	(1,248)	1,237	(5,045)	(1,334)

Change in Net Assets Resulting from Operations	1,572	4,631	2,281	9,309

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,206)	(2,105)	(4,326)	(9,107)
In excess of net investment income
Net realized gains from investments				(1,228)
In excess of net realized gains from investments
Return of capital		(898)		(1,605)

Change in Net Assets from Distributions to Shareholders	(2,206)	(3,003)	(4,326)	(11,940)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	73,961	50,595	28,808	145,285
Reinvestment of distributions	2,108	2,938	3,931	9,883
Cost of fund shares redeemed	(24,233)	(18,243)	(47,967)	(211,578)

Change in Net Assets from Capital Transactions	51,836	35,290	(15,228)	(56,410)

Total Change in Net Assets	51,202	36,918	(17,273)	(59,041)

NET ASSETS:
Beginning of period	106,619	69,701	207,398	266,439

End of period	$157,821	$106,619	$190,125	$207,398

Undistributed net investment income	$(60)	$2	$(713)	$378

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	10,191	6,818	20,634	26,174

Shares sold	7,044	4,841	2,854	14,104
Shares issued in reinvestment of distributions	201	282	391	967
Shares redeemed	(2,303)	(1,750)	(4,751)	(20,611)

Change in shares outstanding	4,942	3,373	(1,506)	(5,540)

Outstanding shares at end of period	15,133	10,191	19,128	20,634

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	76,814		102,363
Sale of investments (excluding government)	40,443		97,687
Purchase of government securities	638		39,844
Sale of government securities			46,325

See notes to financial statements.

39	Paydenfunds

Emerging Markets Bond Fund		Growth & Income Fund		Market Return Fund
2004	2003	2004	2003	2004	2003

$3,037	$5,065	$563	$1,452	$300	$425
119	12,481	1,466	(2,677)	3,637	3,002
(6,237)	(1,860)	3,196	8,625	(2,050)	1,256

(3,081)	15,686	5,225	7,400	1,887	4,683

(3,103)	(5,510)	(743)	(999)	(304)	(517)

(6,240)

					(18)

(9,343)	(5,510)	(743)	(999)	(304)	(535)

104,404	67,011	6,903	7,264	7,900	9,065
8,993	5,060	727	985	297	534
(13,949)	(98,008)	(6,050)	(14,178)	(4,351)	(4,341)

99,448	(25,937)	1,580	(5,929)	3,846	5,258

87,024	(15,761)	6,062	472	5,429	9,406

53,963	69,724	52,987	52,515	26,747	17,341

$140,987	$53,963	$59,049	$52,987	$32,176	$26,747

$(66)	$—	$369	$549	$(14)	$(10)

4,287	6,158	5,347	5,972	2,934	2,257

9,427	5,605	649	810	815	1,131
248	417	69	105	31	65
(1,201)	(7,893)	(572)	(1,540)	(447)	(519)

8,474	(1,871)	146	(625)	399	677

12,761	4,287	5,493	5,347	3,333	2,934

125,069		10,702		12,199
36,223		10,439		3,718

See notes to financial statements.

Semi-Annual Report	40

Six months ended April 30, 2004 and year ended October 31, 2003

Numbers in 000s

	U.S. Growth Leaders Fund
	2004	2003
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$41	$(16)
Net realized gains (losses) on investments	1,638	(418)
Change in net unrealized appreciation (depreciation)	(986)	2,838

Change in Net Assets Resulting from Operations	693	2,404

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
In excess of net investment income
Net realized gains from investments
In excess of net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	—	—

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	6,354	7,286
Reinvestment of distributions
Cost of fund shares redeemed	(2,558)	(2,125)

Change in Net Assets from Capital Transactions	3,796	5,161

Total Change in Net Assets	4,489	7,565

NET ASSETS:
Beginning of period	14,670	7,105

End of period	$19,159	$14,670

Undistributed net investment income	$41	$—

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	2,197	1,292

Shares sold	902	1,255
Shares issued in reinvestment of distributions
Shares redeemed	(360)	(350)

Change in shares outstanding	542	905

Outstanding shares at end of period	2,739	2,197

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	17,354
Sale of investments (excluding government)	13,466
Purchase of government securities
Sale of government securities

See notes to financial statements.

41	Paydenfunds

Small Cap Leaders Fund		Bunker Hill Money Market Fund		Limited Maturity Fund
2004	2003	2004	2003	2004	2003

$(44)	$(14)	$1,335	$2,075	$2,124	$3,965
1,147	1,941		47	(188)	(337)
(2,024)	579			(246)	(635)

(921)	2,506	1,335	2,122	1,690	2,993

		(1,335)	(2,167)	(2,275)	(4,801)

					(70)

—	—	(1,335)	(2,167)	(2,275)	(4,871)

5,187	10,279	9,962,395	18,643,904	189,501	460,541
		639	945	1,827	4,632
(1,481)	(10,605)	(9,877,469)	(18,598,811)	(214,603)	(419,571)

3,706	(326)	85,565	46,038	(23,275)	45,602

2,785	2,180	85,565	45,993	(23,860)	43,724

12,287	10,107	249,712	203,719	322,822	279,098

$15,072	$12,287	$335,277	$249,712	$298,962	$322,822

$(44)	$—	$(54)	$(54)	$(339)	$(188)

1,258	1,271	249,938	203,900	32,413	27,821

510	1,310	9,962,385	18,643,904	19,018	46,053
		639	945	183	463
(147)	(1,323)	(9,877,469)	(18,598,811)	(21,541)	(41,924)

363	(13)	85,555	46,038	(2,340)	4,592

1,621	1,258	335,493	249,938	30,073	32,413

26,203				156,462
22,895				71,622
				25,097
				57,220

See notes to financial statements.

Semi-Annual Report	42

Six months ended April 30, 2004 and year ended October 31, 2003

Numbers in 000s

	Short Bond Fund		U.S. Government Fund
	2004	2003	2004	2003
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$2,992	$5,257	$785	$1,901
Net realized gains (losses) on investments	2,390	2,648	176	1,710
Change in net unrealized appreciation (depreciation)	(3,200)	(1,868)	(329)	(2,724)

Change in Net Assets Resulting from Operations	2,182	6,037	632	887

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,054)	(5,597)	(796)	(1,973)
In excess of net investment income
Net realized gains from investments	(2,532)	(2,421)	(1,695)	(1,216)
In excess of net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(5,586)	(8,018)	(2,491)	(3,189)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	113,652	263,547	4,038	20,082
Reinvestment of distributions	4,959	5,465	2,320	1,935
Cost of fund shares redeemed	(79,372)	(155,458)	(22,461)	(16,598)

Change in Net Assets from Capital Transactions	39,239	113,554	(16,103)	5,419

Total Change in Net Assets	35,835	111,573	(17,962)	3,117

NET ASSETS:
Beginning of period	294,506	182,933	70,268	67,151

End of period	$330,341	$294,506	$52,306	$70,268

Undistributed net investment income	$(112)	$(50)	$(21)	$(10)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	28,575	17,615	6,356	5,880

Shares sold	11,286	25,503	521	1,790
Shares issued in reinvestment of distributions	240	529	61	173
Shares redeemed	(7,707)	(15,072)	(2,062)	(1,487)

Change in shares outstanding	3,819	10,960	(1,480)	476

Outstanding shares at end of period	32,394	28,575	4,876	6,356

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	119,300
Sale of investments (excluding government)	67,305
Purchase of government securities	110,809		19,667
Sale of government securities	105,500		34,679

(a)	Fund commenced operations February 27, 2004.

See notes to financial statements.

43	Paydenfunds

GNMA Fund		Real Return Fund	Core Bond Fund		Opportunity Bond Fund
2004	2003	2004(a)	2004	2003	2004	2003

$3,159	$6,856	$4	$8,403	$11,952	$2,704	$6,249
330	1,644	1	5,124	8,314	1,686	7,024
(1,422)	(3,531)	(41)	(7,061)	(5,841)	(3,164)	(2,781)

2,067	4,969	(36)	6,466	14,425	1,226	10,492

(4,538)	(9,826)	(5)	(8,249)	(12,200)	(2,528)	(6,525)

	(1,015)	—	(3,335)		(6,569)	(2,410)

(4,538)	(10,841)	(5)	(11,584)	(12,200)	(9,097)	(8,935)

28,700	113,272	1,226	100,229	239,977	25,290	15,870
3,476	8,625	5	11,384	11,881	9,040	6,340
(60,157)	(116,719)		(68,928)	(61,753)	(22,219)	(92,692)

(27,981)	5,178	1,231	42,685	190,105	12,111	(70,482)

(30,452)	(694)	1,190	37,567	192,330	4,240	(68,925)

161,464	162,158	—	453,593	261,263	122,242	191,167

$131,012	$161,464	$1,190	$491,160	$453,593	$126,482	$122,242

$(1,407)	$(28)	$(1)	$400	$246	$175	$(1)

15,794	15,359	—	42,769	24,987	11,899	18,746

2,800	10,818	123	9,658	22,494	3,177	1,538
339	829	1	757	1,117	252	613
(5,873)	(11,212)		(6,450)	(5,829)	(2,203)	(8,998)

(2,734)	435	124	3,965	17,782	1,226	(6,847)

13,060	15,794	124	46,734	42,769	13,125	11,899

		734	178,687		60,133
			126,191		44,258
44,172		35	232,760		58,829
14,598			228,495		62,221

See notes to financial statements.

Semi-Annual Report	44

Six months ended April 30, 2004 and year ended October 31, 2003

Numbers in 000s

	High Income Fund
	2004	2003
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$14,447	$23,541
Net realized gains (losses) on investments	2,458	4,353
Change in net unrealized appreciation (depreciation)	(7,374)	28,092

Change in Net Assets Resulting from Operations	9,531	55,986

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(14,562)	(23,551)
In excess of net investment income
Net realized gains from investments
In excess of net realized gains from investments
Return of capital		(106)

Change in Net Assets from Distributions to Shareholders	(14,562)	(23,657)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	246,020	262,448
Reinvestment of distributions	13,179	21,519
Cost of fund shares redeemed	(98,795)	(234,056)

Change in Net Assets from Capital Transactions	160,404	49,911

Total Change in Net Assets	155,373	82,240

NET ASSETS:
Beginning of period	308,347	226,107

End of period	$463,720	$308,347

Undistributed net investment income	$(126)	$(11)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	36,972	30,396

Shares sold	28,791	32,751
Shares issued in reinvestment of distributions	1,562	2,690
Shares redeemed	(11,673)	(28,865)

Change in shares outstanding	18,680	6,576

Outstanding shares at end of period	55,652	36,972

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	239,562
Sale of investments (excluding government)	88,826
Purchase of government securities
Sale of government securities

See notes to financial statements.

45	Paydenfunds

Tax Exempt Bond Fund		California Municipal Income Fund
2004	2003	2004	2003

$266	$733	$502	$944
62	588	92	180
(310)	(380)	(543)	(84)

18	941	51	1,040

(266)	(733)	(502)	(944)

(285)		(181)	(550)

(551)	(733)	(683)	(1,494)

3,897	4,313	3,448	6,376
448	469	579	908
(1,692)	(17,299)	(2,844)	(6,096)

2,653	(12,517)	1,183	1,188

2,120	(12,309)	551	734

13,927	26,236	28,914	28,180

$16,047	$13,927	$29,465	$28,914

$29	$29	$—	$—

1,359	2,567	2,815	2,701

403	422	351	620
19	46	39	87
(167)	(1,676)	(274)	(593)

255	(1,208)	116	114

1,614	1,359	2,931	2,815

6,203		6,588
3,725		6,061

See notes to financial statements.

Semi-Annual Report	46

April 30, 2004

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued using other fixed income securities with a comparable level of risk, and for which prices are more readily obtainable. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

47	Paydenfunds

April 30, 2004

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make

Semi-Annual Report	48

April 30, 2004

delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Credit Swap Contracts

The Emerging Markets Bond, Market Return, Core Bond, Opportunity Bond and High Income Funds have entered into credit swap agreements. The counterparty to each agreement has agreed to pay the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
AOL Time Warner Inc., 0%, 12/6/19	4.70%	Merrill Lynch
Bellsouth Corp., 6.00%, 10/15/11	1.12%	ABN Amro
Lockheed Martin Corp., 8.20%, 12/1/09	0.68%	ABN Amro
Romania, 10.625%, 6/27/08	3.05%	First Boston
United Mexican States, 8.375%, 1/14/11	1.95%	Goldman Sachs
Pay Fix U.S. 2 year IRS, 2.13% 6/16/06	3-ML	Merrill Lynch
Pay Fix U.S. 4 year IRS, 3.11% 9/17/07	3-ML	Merrill Lynch

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Small Cap Leaders, Limited Maturity, Short Bond, Real Return, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

The following Funds earned a fee for entering into dollar roll agreements. The amounts below are included in interest income in the statement of operations.

U.S. Government	$39,079
GNMA	1,579,756
Real Return	1,502
Core Bond	1,766,794
Opportunity Bond	412,118

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Growth & Income, U.S. Growth Leaders and Small Cap Leaders Funds, which are

49	Paydenfunds

April 30, 2004

declared and paid semi-annually, and (ii) the Bunker Hill Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return.

Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Line of Credit

The Group has entered into a Credit Agreement with Deutsche Bank AG and Mellon Bank NA under which the banks have agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $60 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund. Income earned by each Fund for the period is disclosed in the statements of operations.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Semi-Annual Report	50

April 30, 2004

3.    Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each Fund is shown in the table below.

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Payden & Rygel also voluntarily agreed to temporarily limit each Fund’s total expenses, including advisory fees, to the percentages indicated above of each Fund’s average daily net assets on an annualized basis through October 31, 2004 (exclusive of interest and taxes).

Effective March 1, 2004 the Short Bond Fund lowered its voluntary expense limit to 0.45%; the Core Bond Fund lowered its voluntary expense limit to 0.44%, and the Opportunity Bond Fund lowered its voluntary expense limit to 0.48%.

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the year. They are not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%.

Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

The Emerging Markets Bond, Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders and High Income Funds employ a redemption fee on shareholders payable to the Distributor and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

51	Paydenfunds

	Adviser Fees Based on Assets				Expense Guarantee		3 Year Deferred Expense Subsidy
	Between 0—500 Million	Between 0.5—1 Billion	Between 1—2 Billion	Over 2 Billion		Voluntary Expense Limit
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	0.60%	$—
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	—
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%	—
Growth & Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	296,000
Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	229,956
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	132,327
Small Cap Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	157,053
Bunker Hill Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.20%	166,955
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.40%	503,076
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	140,160
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	225,893
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	338,819
Real Return	0.28%	0.28%	0.28%	0.28%	0.60%	0.38%	17,630
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.44%	6,088
Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	1,676
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%	159,313
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.50%	111,542

For a share outstanding during the six months ended April 30, 2003 and the periods ended October 31st

	Global Short Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.46	$10.22	$10.07	$9.60	$9.59

Income (loss) from investment activities:
Net investment income	0.16	0.20	0.35	0.30	0.55
Net realized and unrealized gains (losses)	(0.03)	0.23	0.15	0.49

Total from investment activities	0.13	0.43	0.50	0.79	0.55

Distributions to shareholders:
From net investment income	(0.16)	(0.19)	(0.35)	(0.32)	(0.54)
In excess of net investment income
From net realized gains
Return of capital

Total distributions to shareholders	(0.16)	(0.19)	(0.35)	(0.32)	(0.54)

Net asset value — end of period	$10.43	$10.46	$10.22	$10.07	$9.60

Total return	1.23%	4.25%	5.03%	8.36%	5.93%

Ratios/supplemental data:
Net assets, end of period (000s)	$157,821	$80,594	$69,701	$56,302	$154,031
Ratio of gross expense to average net assets	0.60%	0.60%	0.59%	0.59%	0.53%
Ratio of net expense to average net assets	0.60%	0.60%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.02%	4.03%	4.36%	4.23%	4.16%
Ratio of net investment income to average net assets	3.02%	4.03%	4.45%	4.32%	4.19%
Portfolio turnover rate	69%	101%	166%	272%	143%
The Fund commenced operations on September 18, 1996.

	Global Fixed Income Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.05	$10.18	$10.36	$9.97	$9.86

Income (loss) from investment activities:
Net investment income	0.10	0.17	(0.09)	0.85	0.49
Net realized and unrealized gains (losses)	0.01	0.25	0.43	0.25	0.16

Total from investment activities	0.11	0.42	0.34	1.10	0.65

Distributions to shareholders:
From net investment income	(0.22)	(0.24)	(0.04)	(0.71)	(0.50)
In excess of net investment income
From net realized gains		(0.05)			(0.04)
Return of capital			(0.48)

Total distributions to shareholders	(0.22)	(0.29)	(0.52)	(0.71)	(0.54)

Net asset value — end of period	$9.94	$10.31	$10.18	$10.36	$9.97

Total return	1.10%	4.16%	3.45%	11.42%	6.96%

Ratios/supplemental data:
Net assets, end of period (000s)	$190,125	$220,687	$266,439	$362,308	$523,397
Ratio of gross expense to average net assets	0.52%	0.55%	0.52%	0.53%	0.51%
Ratio of net expense to average net assets	0.52%	0.55%	0.52%	0.53%	0.51%
Ratio of investment income less gross expenses to average net assets	3.26%	3.43%	3.56%	4.03%	4.68%
Ratio of net investment income to average net assets	3.26%	3.43%	3.56%	4.03%	4.68%
Portfolio turnover rate	153%	198%	159%	110%	131%

The Fund commenced operations on September 1, 1992.

See notes to financial statements.

Semi-Annual Report	52

For a share outstanding during the six months ended April 30, 2003 and the periods ended October 31st

	Emerging Markets Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$12.59	$11.32	$10.94	$11.14	$10.51

Income (loss) from investment activities:
Net investment income	0.33	0.39	0.74	1.21	1.05
Net realized and unrealized gains (losses)	(0.15)	1.19	0.38	0.04	0.79

Total from investment activities	0.18	1.58	1.12	1.25	1.84

Distributions to shareholders:
From net investment income	(0.34)	(0.44)	(0.74)	(1.24)	(1.00)
In excess of net investment income
From net realized gains	(1.38)			(0.21)	(0.21)
Return of capital

Total distributions to shareholders	(1.72)	(0.44)	(0.74)	(1.45)	(1.21)

Net asset value — end of period	$11.05	$12.46	$11.32	$10.94	$11.14

Total return	1.14%	14.21%	10.54%	11.85%	18.13%

Ratios/supplemental data:
Net assets, end of period (000s)	$140,987	$94,990	$69,724	$29,506	$49,262
Ratio of gross expense to average net assets	0.68%	0.85%	0.80%	0.84%	0.94%
Ratio of net expense to average net assets	0.68%	0.85%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	5.70%	7.11%	7.39%	9.79%	9.42%
Ratio of net investment income to average net assets	5.70%	7.11%	7.39%	9.83%	9.56%
Portfolio turnover rate	74%	124%	134%	226%	146%

The Fund commenced operations on December 17, 1998.

	Growth & Income Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$9.91	$8.79	$10.08	$15.61	$16.27

Income (loss) from investment activities:
Net investment income	0.11	0.11	0.18	0.17	0.21
Net realized and unrealized gains (losses)	0.87	0.05	(1.29)	(2.37)	(0.14)

Total from investment activities	0.98	0.16	(1.11)	(2.20)	0.07

Distributions to shareholders:
From net investment income	(0.14)	(0.05)	(0.18)	(0.16)	(0.21)
In excess of net investment income
From net realized gains				(3.17)	(0.52)
Return of capital

Total distributions to shareholders	(0.14)	(0.05)	(0.18)	(3.33)	(0.73)

Net asset value — end of period	$10.75	$8.90	$8.79	$10.08	$15.61

Total return	9.92%	1.84%	(11.13)%	(17.84)%	0.47%

Ratios/supplemental data:
Net assets, end of period (000s)	$59,049	$51,244	$52,515	$76,889	$104,209
Ratio of gross expense to average net assets	0.83%	1.00%	0.93%	0.85%	0.79%
Ratio of net expense to average net assets	0.80%	0.80%	0.75%	0.75%	0.75%
Ratio of investment income less gross expenses to average net assets	1.93%	2.20%	1.56%	1.35%	1.25%
Ratio of net investment income to average net assets	1.96%	2.40%	1.74%	1.45%	1.29%
Portfolio turnover rate	39%	190%	54%	12%	72%

The Fund commenced operations on November 1, 1996.

See notes to financial statements.

53	Paydenfunds

	Market Return Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$9.12	$7.68	$9.29	$13.02	$14.94

Income (loss) from investment activities:
Net investment income	0.10	0.08	0.26	0.66	0.84
Net realized and unrealized gains (losses)	0.53	0.31	(1.61)	(3.73)	(0.38)

Total from investment activities	0.63	0.39	(1.35)	(3.07)	0.46

Distributions to shareholders:
From net investment income	(0.10)	(0.10)	(0.26)	(0.66)	(0.84)
In excess of net investment income
From net realized gains					(1.54)
Return of capital

Total distributions to shareholders	(0.10)	(0.10)	(0.26)	(0.66)	(2.38)

Net asset value — end of period	$9.65	$7.97	$7.68	$9.29	$13.02

Total return	6.86%	5.10%	(14.98)%	(24.13)%	3.15%

Ratios/supplemental data:
Net assets, end of period (000s)	$32,176	$22,612	$17,341	$19,826	$59,031
Ratio of gross expense to average net assets	0.74%	0.80%	0.82%	0.59%	0.53%
Ratio of net expense to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	1.67%	1.63%	2.37%	5.55%	5.75%
Ratio of net investment income to average net assets	1.96%	1.98%	2.74%	5.69%	5.83%
Portfolio turnover rate	29%	203%	129%	92%	96%
The Fund commenced operations on December 1, 1995.

	U.S. Growth Leaders Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$6.68	$5.50	$6.49	$11.42	$10.53

Income (loss) from investment activities:
Net investment income	0.01			0.08	0.07
Net realized and unrealized gains (losses)	0.31	(0.09)	(0.95)	(4.63)	0.95

Total from investment activities	0.32	(0.09)	(0.95)	(4.55)	1.02

Distributions to shareholders:
From net investment income			(0.01)	(0.12)	(0.05)
In excess of net investment income
From net realized gains				(0.23)	(0.08)
In excess of net realized gains				(0.03)
Return of capital			(0.03)

Total distributions to shareholders	0.00	0.00	(0.04)	(0.38)	(0.13)

Net asset value — end of period	$7.00	$5.41	$5.50	$6.49	$11.42

Total return	4.79%	(1.64)%	(14.79)%	(40.75)%	9.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$19,159	$9,445	$7,105	$11,700	$18,959
Ratio of gross expense to average net assets	1.10%	1.44%	1.27%	1.26%	1.23%
Ratio of net expense to average net assets	1.00%	1.00%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	0.35%	(0.60)%	(0.43)%	0.61%	0.52%
Ratio of net investment income to average net assets	0.46%	(0.16)%	0.04%	1.07%	0.95%
Portfolio turnover rate	159%	251%	449%	199%	229%

The Fund commenced operations on June 17, 1999.

See notes to financial statements.

Semi-Annual Report	54

For a share outstanding during the six months ended April 30, 2003 and the periods ended October 31st

	Small Cap Leaders Fund
	2004		2003	2002	2001	2000
Net asset value — beginning of period	$9.77		$7.95	$9.45	$11.63	$10.00

Income (loss) from investment activities:
Net investment income	(0.03)			0.02	0.13	0.05
Net realized and unrealized gains (losses)	(0.44)		(0.33)	(1.50)	(1.45)	1.60

Total from investment activities	(0.47)		(0.33)	(1.48)	(1.32)	1.65

Distributions to shareholders:
From net investment income				(0.02)	(0.10)	(0.02)
In excess of net investment income
From net realized gains					(0.76)
Return of capital

Total distributions to shareholders	0.00		0.00	(0.02)	(0.86)	(0.02)

Net asset value — end of period	$9.30		$7.62	$7.95	$9.45	$11.63

Total return *	(4.81)%		(4.14)%	(15.70)%	(11.44)%	16.48%

Ratios/supplemental data:
Net assets, end of period (000s)	$15,072		$10,316	$10,107	$16,809	$20,857
Ratio of gross expense to average net assets **	1.26%		1.52%	1.25%	1.11%	1.14%
Ratio of net expense to average net assets **	1.00%		1.00%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets **	(0.86)%		(0.48)%	(0.47)%	0.56%	0.17%
Ratio of net investment income to average net assets **	(0.60)%		0.04%	(0.02)%	0.87%	0.51%
Portfolio turnover rate	345%		437%	508%	251%	138%
The Fund commenced operations on December 20, 1999.

	Bunker Hill Money Market Fund
	2004		2003	2002	2001	2000
Net asset value — beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income (loss) from investment activities:
Net investment income	0.00	(a)	0.01	0.02	0.05	0.06
Net realized and unrealized gains (losses)

Total from investment activities	0.00		0.01	0.02	0.05	0.06

Distributions to shareholders:
From net investment income	(0.00	)(a)	(0.01)	(0.02)	(0.05)	(0.06)
In excess of net investment income
From net realized gains
Return of capital

Total distributions to shareholders	0.00		(0.01)	(0.02)	(0.05)	(0.06)

Net asset value — end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	0.42%		0.61%	1.79%	4.83%	6.06%

Ratios/supplemental data:
Net assets, end of period (000s)	$335,277		$197,176	$203,719	$375,289	$200,930
Ratio of gross expense to average net assets	0.32%		0.38%	0.36%	0.39%	0.39%
Ratio of net expense to average net assets	0.20%		0.25%	0.30%	0.30%	0.30%
Ratio of investment income less gross expenses to average net assets	0.75%		0.94%	1.78%	4.21%	5.84%
Ratio of net investment income to average net assets	0.87%		1.07%	1.84%	4.30%	5.93%
Portfolio turnover rate	n/a		n/a	n/a	n/a	n/a

The Fund commenced operations on December 17, 1997. (a) Amount rounds to less than $0.01 per share * Not annualized for periods less than 1 year ** Annualized for periods less than 1 year

See notes to financial statements.

55	Paydenfunds

	Limited Maturity Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$9.96	$10.03	$10.14	$9.97	$9.98

Income (loss) from investment activities:
Net investment income	0.06	0.10	0.31	0.56	0.59
Net realized and unrealized gains (losses)	(0.01)	(0.01)	(0.07)	0.17

Total from investment activities	0.05	0.09	0.24	0.73	0.59

Distributions to shareholders:
From net investment income	(0.07)	(0.11)	(0.30)	(0.56)	(0.60)
In excess of net investment income
From net realized gains			(0.05)
Return of capital

Total distributions to shareholders	(0.07)	(0.11)	(0.35)	(0.56)	(0.60)

Net asset value — end of period	$9.94	$10.01	$10.03	$10.14	$9.97

Total return	0.55%	0.95%	2.42%	7.44%	6.24%

Ratios/supplemental data:
Net assets, end of period (000s)	$298,962	$228,061	$279,098	$202,379	$178,824
Ratio of gross expense to average net assets	0.46%	0.47%	0.48%	0.51%	0.51%
Ratio of net expense to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	1.36%	1.95%	2.76%	5.39%	5.93%
Ratio of net investment income to average net assets	1.42%	2.02%	2.84%	5.50%	6.04%
Portfolio turnover rate	95%	123%	115%	128%	103%

The Fund commenced operations on May 1, 1994.

	Short Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.31	$10.39	$10.24	$9.69	$9.66

Income (loss) from investment activities:
Net investment income	0.10	0.12	0.37	0.54	0.59
Net realized and unrealized gains (losses)	(0.03)	0.07	0.15	0.55	0.03

Total from investment activities	0.07	0.19	0.52	1.09	0.62

Distributions to shareholders:
From net investment income	(0.10)	(0.12)	(0.37)	(0.54)	(0.59)
In excess of net investment income
From net realized gains	(0.08)	(0.12)
Return of capital

Total distributions to shareholders	(0.18)	(0.24)	(0.37)	(0.54)	(0.59)

Net asset value — end of period	$10.20	$10.34	$10.39	$10.24	$9.69

Total return	0.67%	1.88%	5.16%	11.51%	6.61%

Ratios/supplemental data:
Net assets, end of period (000s)	$330,340	$250,860	$182,933	$83,216	$66,957
Ratio of gross expense to average net assets	0.46%	0.50%	0.49%	0.54%	0.53%
Ratio of net expense to average net assets	0.46%	0.50%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	1.87%	2.43%	3.40%	5.22%	5.83%
Ratio of net investment income to average net assets	1.87%	2.43%	3.49%	5.36%	5.96%
Portfolio turnover rate	117%	161%	152%	114%	171%

The Fund commenced operations on January 1, 1994.

See notes to financial statements.

Semi-Annual Report	56

For a share outstanding during the six months ended April 30, 2003 and the periods ended October 31st

	U.S. Government Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$11.06	$11.42	$11.24	$10.47	$10.45

Income (loss) from investment activities:
Net investment income	0.14	0.19	0.46	0.55	0.59
Net realized and unrealized gains (losses)	(0.07)		0.18	0.77	0.05

Total from investment activities	0.07	0.19	0.64	1.32	0.64

Distributions to shareholders:
From net investment income	(0.14)	(0.19)	(0.46)	(0.55)	(0.60)
In excess of net investment income
From net realized gains	(0.26)	(0.20)			(0.02)
Return of capital

Total distributions to shareholders	(0.40)	(0.39)	(0.46)	(0.55)	(0.62)

Net asset value — end of period	$10.73	$11.22	$11.42	$11.24	$10.47

Total return	0.70%	1.72%	5.93%	12.95%	6.33%

Ratios/supplemental data:
Net assets, end of period (000s)	$52,306	$70,167	$67,151	$63,266	$68,434
Ratio of gross expense to average net assets	0.55%	0.54%	0.55%	0.53%	0.53%
Ratio of net expense to average net assets	0.45%	0.45%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	2.34%	3.31%	3.96%	4.98%	5.57%
Ratio of net investment income to average net assets	2.44%	3.40%	4.11%	5.11%	5.70%
Portfolio turnover rate	62%	66%	217%	215%	138%
The Fund commenced operations on January 1, 1995.

	GNMA Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.22	$10.56	$10.77	$10.15	$10.11

Income (loss) from investment activities:
Net investment income	0.19	0.29	0.64	0.65	0.69
Net realized and unrealized gains (losses)	(0.08)	0.02	0.02	0.63	0.05

Total from investment activities	0.11	0.31	0.66	1.28	0.74

Distributions to shareholders:
From net investment income	(0.30)	(0.31)	(0.62)	(0.65)	(0.70)
In excess of net investment income
From net realized gains		(0.06)	(0.25)	(0.01)
Return of capital

Total distributions to shareholders	(0.30)	(0.37)	(0.87)	(0.66)	(0.70)

Net asset value — end of period	$10.03	$10.50	$10.56	$10.77	$10.15

Total return	1.10%	3.02%	6.59%	13.00%	7.79%

Ratios/supplemental data:
Net assets, end of period (000s)	$131,012	$171,111	$162,158	$146,296	$113,402
Ratio of gross expense to average net assets	0.50%	0.53%	0.51%	0.50%	0.48%
Ratio of net expense to average net assets	0.50%	0.50%	0.35%	0.35%	0.35%
Ratio of investment income less gross expenses to average net assets	4.14%	5.53%	5.72%	6.09%	6.75%
Ratio of net investment income to average net assets	4.14%	5.56%	5.88%	6.24%	6.88%
Portfolio turnover rate	13%	22%	104%	71%	53%

The Fund commenced operations on August 27, 1999.

See notes to financial statements.

57	Paydenfunds

	Real Return Fund
	2004
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.04
Net realized and unrealized gains (losses)	(0.37)

Total from investment activities	(0.33)

Distributions to shareholders:
From net investment income	(0.05)
In excess of net investment income
From net realized gains
Return of capital

Total distributions to shareholders	(0.05)

Net asset value — end of period	$9.62

Total return *	(3.31)%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,190
Ratio of gross expense to average net assets **	10.88%
Ratio of net expense to average net assets **	0.38%
Ratio of investment income less gross expenses to average net assets **	(8.16)%
Ratio of net investment income to average net assets **	2.34%
Portfolio turnover rate	0%
The Fund commenced operations on February 27, 2004.	Core Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.61	$10.46	$10.19	$9.30	$9.44

Income (loss) from investment activities:
Net investment income	0.19	0.16	0.45	0.55	0.63
Net realized and unrealized gains (losses)	(0.03)	0.30	0.27	0.88	(0.13)

Total from investment activities	0.16	0.46	0.72	1.43	0.50

Distributions to shareholders:
From net investment income	(0.19)	(0.17)	(0.45)	(0.54)	(0.64)
In excess of net investment income
From net realized gains	(0.07)
Return of capital

Total distributions to shareholders	(0.26)	(0.17)	(0.45)	(0.54)	(0.64)

Net asset value — end of period	$10.51	$10.75	$10.46	$10.19	$9.30

Total return	1.49%	4.46%	7.37%	15.70%	5.74%

Ratios/supplemental data:
Net assets, end of period (000s)	$491,160	$393,129	$261,263	$149,947	$77,243
Ratio of gross expense to average net assets	0.45%	0.55%	0.50%	0.54%	0.51%
Ratio of net expense to average net assets	0.45%	0.55%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.58%	3.25%	4.50%	5.59%	6.58%
Ratio of net investment income to average net assets	3.58%	3.25%	4.50%	5.63%	6.59%
Portfolio turnover rate	125%	381%	582%	787%	161%
The Fund commenced operations on January 1, 1994. * Not annualized for periods less than 1 year ** Annualized for periods less than 1 year

See notes to financial statements.

Semi-Annual Report	58

For a share outstanding during the six months ended April 30, 2003 and the periods ended October 31st

	Opportunity Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.27	$10.20	$10.15	$9.50	$9.67

Income (loss) from investment activities:
Net investment income	0.21	0.25	0.58	0.59	0.68
Net realized and unrealized gains (losses)	(0.08)	0.40	0.05	0.65	(0.16)

Total from investment activities	0.13	0.65	0.63	1.24	0.52

Distributions to shareholders:
From net investment income	(0.20)	(0.23)	(0.58)	(0.59)	(0.69)
In excess of net investment income
From net realized gains	(0.56)	(0.13)
Return of capital

Total distributions to shareholders	(0.76)	(0.36)	(0.58)	(0.59)	(0.69)

Net asset value — end of period	$9.64	$10.49	$10.20	$10.15	$9.50

Total return	1.22%	6.51%	6.45%	13.38%	5.60%

Ratios/supplemental data:
Net assets, end of period (000s)	$126,482	$138,299	$191,167	$287,263	$310,250
Ratio of gross expense to average net assets	0.51%	0.51%	0.49%	0.49%	0.50%
Ratio of net expense to average net assets	0.50%	0.51%	0.49%	0.48%	0.50%
Ratio of investment income less gross expenses to average net assets	4.36%	4.66%	5.62%	6.13%	6.90%
Ratio of net investment income to average net assets	4.37%	4.66%	5.62%	6.14%	6.90%
Portfolio turnover rate	143%	209%	648%	434%	164%

The Fund commenced operations on December 9, 1996.

	High Income Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$8.34	$7.44	$8.19	$8.76	$9.52

Income (loss) from investment activities:
Net investment income	0.30	0.32	0.65	0.65	0.85
Net realized and unrealized gains (losses)	(0.01)	0.77	(0.68)	(0.53)	(0.78)

Total from investment activities	0.29	1.09	(0.03)	0.12	0.07

Distributions to shareholder:
From net investment income	(0.30)	(0.35)	(0.72)	(0.69)	(0.83)
In excess of net investment income
From net realized gains
Return of capital

Total distributions to shareholders	(0.30)	(0.35)	(0.72)	(0.69)	(0.83)

Net asset value — end of period	$8.33	$8.18	$7.44	$8.19	$8.76

Total return	3.49%	14.96%	(0.59)%	1.38%	0.59%

Ratios/supplemental data:
Net assets, end of period (000s)	$463,720	$341,715	$226,107	$218,527	$139,491
Ratio of gross expense to average net assets	0.51%	0.53%	0.52%	0.58%	0.57%
Ratio of net expense to average net assets	0.51%	0.53%	0.52%	0.57%	0.57%
Ratio of investment income less gross expenses to average net assets	7.26%	8.35%	8.30%	8.56%	8.81%
Ratio of net investment income to average net assets	7.26%	8.35%	8.30%	8.57%	8.81%
Portfolio turnover rate	48%	35%	48%	74%	87%
The Fund commenced operations on December 30, 1997.

See notes to financial statements.

59	Paydenfunds

	Tax Exempt Bond Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.25	$10.22	$10.06	$9.58	$9.43

Income (loss) from investment activities:
Net investment income	0.17	0.17	0.36	0.42	0.45
Net realized and unrealized gains (losses)	(0.13)	0.14	0.16	0.48	0.16

Total from investment activities	0.04	0.31	0.52	0.90	0.61

Distributions to shareholders:
From net investment income	(0.17)	(0.17)	(0.36)	(0.42)	(0.46)
In excess of net investment income
From net realized gains	(0.18)
Return of capital

Total distributions to shareholders	(0.35)	(0.17)	(0.36)	(0.42)	(0.46)

Net asset value — end of period	$9.94	$10.36	$10.22	$10.06	$9.58

Total return	0.30%	3.06%	5.30%	9.63%	6.70%

Ratios/supplemental data:
Net assets, end of period (000s)	$16,047	$23,124	$26,236	$26,093	$24,757
Ratio of gross expense to average net assets	0.87%	0.71%	0.69%	0.68%	0.69%
Ratio of net expense to average net assets	0.50%	0.50%	0.50%	0.50%	0.52%
Ratio of investment income less gross expenses to average net assets	2.88%	3.17%	3.39%	4.10%	4.51%
Ratio of net investment income to average net assets	3.25%	3.38%	3.58%	4.28%	4.68%
Portfolio turnover rate	47%	47%	114%	78%	63%
The Fund commenced operations on December 21, 1993.

	California Municipal Income Fund
	2004	2003	2002	2001	2000
Net asset value — beginning of period	$10.27	$10.43	$10.42	$9.93	$9.62

Income (loss) from investment activities:
Net investment income	0.17	0.17	0.38	0.40	0.40
Net realized and unrealized gains (losses)	(0.15)	0.15	0.01	0.49	0.32

Total from investment activities	0.02	0.32	0.39	0.89	0.72

Distributions to shareholders:
From net investment income	(0.17)	(0.17)	(0.38)	(0.40)	(0.41)
In excess of net investment income
From net realized gains	(0.07)	(0.21)
In excess of net realized gains
Return of capital

Total distributions to shareholders	(0.24)	(0.38)	(0.38)	(0.40)	(0.41)

Net asset value — end of period	$10.05	$10.37	$10.43	$10.42	$9.93

Total return	0.12%	3.13%	3.81%	9.12%	7.68%

Ratios/supplemental data:
Net assets, end of period (000s)	$29,465	$28,297	$28,180	$33,693	$34,792
Ratio of gross expense to average net assets	0.63%	0.63%	0.61%	0.61%	0.60%
Ratio of net expense to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.20%	3.29%	3.53%	3.81%	4.12%
Ratio of net investment income to average net assets	3.33%	3.42%	3.64%	3.92%	4.22%
Portfolio turnover rate	42%	27%	36%	31%	101%

The Fund commenced operations on December 17, 1998.

See notes to financial statements.

Semi-Annual Report	60

Name, Address and Age	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
Trustees (1) 333 S. Grand Avenue Los Angeles CA 90071

W.D. Hilton, Jr. Age 57	Independent Trustee	1993	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Settlement Trust	All	Trustee, The Metzler/Payden Investment Group; Director, Bermuda Fire & Marine Insurance Co.

James Clayburn LaForce, Jr. Age 75	Independent Trustee	1992	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group; Trustee, BlackRock Closed End Funds; Trustee, Advisors Series Trust; Director, CancerVax Corp.; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D. Age 67	Independent Trustee	2000	Vice Chancellor, Medical Sciences, and Dean, School of Medicine at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group

Thomas V. McKernan, Jr. Age 59	Independent Trustee	1993	President and CEO, Automobile Club of Southern California	All	Director, Blue Shield of California

Dennis C. Poulsen Age 61	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	All	Director, Rose Hills Company; Director, Ameron International Corp.

Stender E. Sweeney Age 65	Independent Trustee	1992	Private Investor	All

Joan A. Payden Age 72	Interested Trustee	1992	President, CEO and Director, Payden & Rygel	All

Christopher N. Orndorff Age 39	Interested Trustee	1992	Managing Principal and Director, Payden & Rygel	All

Mary Beth Syal Age 42	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel	All

Officers (2) 333 S. Grand Avenue Los Angeles CA 90071

Joan A. Payden Age 72	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel	All

Yot Chattrabhuti Age 48	Vice President	1997	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh Age 35	Vice President and Treasurer	1998	Vice President and Treasurer, Payden & Rygel	All

Brian W. Matthews Age 43	CFO	2003	Managing Principal, Director and CFO, Payden & Rygel	All

David L. Wagner Age 53	Vice President	1996	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock Age 53	Secretary	1997	Managing Principal, Director and General Counsel, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

61	Paydenfunds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Paydenfunds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

GLOBAL BOND FUNDS

Global Short Bond Fund

Global Fixed Income Fund

Emerging Markets Bond Fund

DOMESTIC STOCK FUNDS

Growth & Income Fund

Market Return Fund

U.S. Growth Leaders Fund

Small Cap Leaders Fund

DOMESTIC BOND FUNDS

Bunker Hill Money Market Fund

Limited Maturity Fund

Short Bond Fund

U.S. Government Fund

GNMA Fund

Real Return Fund

Core Bond Fund

Opportunity Bond Fund

High Income Fund

TAX EXEMPT BOND FUNDS

Tax Exempt Bond Fund

California Municipal Income Fund

Paydenfunds

333 South Grand Avenue   Los Angeles, California 90071

1 800 5-PAYDEN    1 800 572-9336    payden.com